          As filed with the Securities and Exchange Commission on April 13, 2006


                                            REGISTRATION STATEMENT NO. 333-72336
                                                                       811-08317

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 5


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 17


                                   ----------

           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                    --------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116


                     (Name and Address of Agent for Service)

                                  ------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                      PRIMELITE II(SM) ANNUITY PROSPECTUS
            METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES



This prospectus describes PRIMELITE II ANNUITY, an individual flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts").



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



AIM VARIABLE INSURANCE FUNDS - SERIES II
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Core Equity Fund +



ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. - CLASS B
   AllianceBernstein Large Cap Growth Portfolio



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Mutual Shares Securities Fund
   Templeton Growth Securities Fund



LEGG MASON PARTNERS INVESTMENT SERIES+
   Legg Mason Partners Variable Dividend Strategy
    Portfolio+
   Legg Mason Partners Variable Government Portfolio - Class A+
   Legg Mason Partners Variable Growth and Income Portfolio+
   Legg Mason Partners Variable Premier Selections
    All Cap Growth Portfolio+



LEGG MASON PARTNERS LIFESTYLE SERIES, INC.+
   Legg Mason Partners Variable Lifestyle Balanced Portfolio+
   Legg Mason Partners Variable Lifestyle Growth Portfolio+
   Legg Mason Partners Variable Lifestyle High Growth Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Capital and Income Portfolio+
   Legg Mason Partners Variable Fundamental Value Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable International All Cap Growth Portfolio+ Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Large Cap Value Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
    All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth
    Opportunities Portfolio+



MET INVESTORS SERIES TRUST
   Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Oppenheimer Capital Appreciation Portfolio - Class B+
   Pioneer Strategic Income Portfolio - Class A+



METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class E+
   MFS Total Return Portfolio - Class F+
   T. Rowe Price Large Cap Growth Portfolio - Class B+
   Western Asset Management U.S. Government Portfolio - Class A+



PIONEER VARIABLE CONTRACTS TRUST - CLASS II
   Pioneer Fund VCT Portfolio
   Pioneer Mid Cap Value VCT Portfolio



PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT International Equity Fund
   Putnam VT Small Cap Value Fund



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Equity and Income Portfolio Class II
   U.S. Real Estate Securities Portfolio Class I



VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II
   Comstock Portfolio
   Emerging Growth Portfolio
   Growth and Income Portfolio



VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
   VIP Equity-Income Portfolio
   VIP Mid Cap Portfolio



(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract-The Variable Funding Options" for more information.



* THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain Contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call (888) 556-5412 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


 Glossary............................................        3
 Summary.............................................        5
 Fee Table...........................................        8
 Condensed Financial Information.....................       13
    The Annuity Contract.............................       13
    Contract Owner Inquiries.........................       14
    Purchase Payments................................       14
    Accumulation Units...............................       15
    The Variable Funding Options.....................       15
 The Fixed Account...................................       21
 Charges and Deductions..............................       21
    General..........................................       21
    Withdrawal Charge................................       21
    Free Withdrawal Allowance........................       22
    Administrative Charges...........................       22
    Mortality and Expense Risk Charge................       23
    Variable Liquidity Benefit Charge................       23
    Enhanced Stepped-Up Provision Charge.............       23
    Transfer Charge..................................       23
    Variable Funding Option Expenses.................       23
    Premium Tax......................................       23
    Changes in Taxes Based upon Premium or
       Value.........................................       24
 Transfers...........................................       24
 Market Timing/excessive trading.....................       24
    Dollar Cost Averaging............................       26
 Access to Your Money................................       27
    Systematic Withdrawals...........................       27
    Loans............................................       27
 Ownership Provisions................................       27
 Types of Ownership..................................       27
    Contract Owner...................................       27
    Beneficiary......................................       28
    Annuitant........................................       28
 Death Benefit.......................................       28
    Death Proceeds before the Maturity Date..........       29
    Enhanced Stepped-Up Provision....................       29
    Payment of Proceeds..............................       30
    Spousal Contract Continuance.....................       32
    Beneficiary Contract Continuance.................       32
    Planned Death Benefit............................       33
    Death Proceeds after the Maturity Date...........       33
 The Annuity Period..................................       33
    Maturity Date....................................       33
    Allocation of Annuity............................       34
    Variable Annuity.................................       34
    Fixed Annuity....................................       34
Payment Options......................................       35
   Election of Options...............................       35
   Annuity Options...................................       35
   Variable Liquidity Benefit........................       35
Miscellaneous Contract Provisions....................       36
   Right to Return...................................       36
   Termination.......................................       36
   Required Reports..................................       36
   Suspension of Payments............................       36
The Separate Accounts................................       37
   Performance Information...........................       37
Federal Tax Considerations...........................       38
   General Taxation of Annuities.....................       38
   Types of Contracts: Qualified and Non-qualified          38
   Annuity Contracts.................................       38
     Taxation of Qualified Annuity Contracts.........       39
     Mandatory Distributions for Qualified Plans.....       39
   Non-qualified Annuity Contracts...................       41
     Diversification Requirements for Variable
       Annuities.....................................       42
     Ownership of the Investments....................       42
     Taxation of Death Benefit Proceeds..............       42
   Other Tax Considerations..........................       42
     Puerto Rico Tax Considerations..................       43
     Non-Resident Aliens.............................       43
Other Information....................................       43
   The Insurance Companies...........................       43
   Financial Statements..............................       44
   Distribution of Variable Annuity Contracts........       44
   Conformity with State and Federal Laws............       45
   Voting Rights.....................................       45
   Restrictions on Financial Transactions............       45
   Legal Proceedings.................................       46
Appendix A: Condensed Financial Information                 44
   Separate Account PF for Variable Annuities........      A-1
Appendix B: Condensed Financial Information                 44
   Separate Account PF II for Variable Annuities.....      B-1
Appendix C: The Fixed Account........................      C-1
Appendix D: Waiver of Withdrawal Charge for
   Nursing Home Confinement..........................      D-1
Appendix E: Contents of the Statement of
   Additional Information............................      E-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                              PRIMELITE II ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account PF for Variable Annuities ("Separate Account PF"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account PF II for Variable Annuities ("Separate Account PF II"). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract or some features may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the "Code". Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax-deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.50%. For Contracts with a Contract Value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% after eight full years.


If you select the Enhanced Stepped-Up Provision, ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the Rider Effective Date.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see Access to Your Money - Systematic Withdrawals - "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death, (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit Values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.


      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.................................................................         8%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE...................................................................       $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.................................................         8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity
Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................       $30(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 8 years. The charge is as follows:


   YEARS SINCE PURCHASE PAYMENT MADE
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN    WITHDRAWAL CHARGE
        0 years               2 years              8%
        2 years               4 years              7%
        4 years               5 years              6%
        5 years               6 years              5%
        6 years               7 years              4%
        7 years               8 years              3%
       8 + years                                   0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:



 YEARS SINCE INITIAL PURCHASE PAYMENT
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN    WITHDRAWAL CHARGE
        0 years               2 years              8%
        2 years               4 years              7%
        4 years               5 years              6%
        5 years               6 years              5%
        6 years               7 years              4%
        7 years               8 years              3%
       8 + years                                   0%



(4) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.




ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate
   Account)



 WITHOUT E.S.P.
 Mortality & Expense Risk Charge.........    1.50%(5)
 Administrative Expense Charge...........    0.15%
    Total Annual Separate
      Account
                                             ----
      Charges............................    1.65%

 WITH E.S.P.
 Mortality.&.Expense Risk Charge.........    1.50%(5)
 Administrative Expense Charge...........    0.15%
 E.S.P. Charge...........................    0.25%
                                             ----
 Total.Annual.Separate Account Charges...    1.90%





(5)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio and an amount equal to the Underlying Fund expenses that are in excess of 0.92% for the Subaccount investing in the
      T. Rowe Price Large Cap Growth Portfolio -- Class B.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-888-556-5412.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                 MINIMUM    MAXIMUM
                                                                                 -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees, and other expenses)          0.47%      1.24%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                 DISTRIBUTION                    TOTAL       CONTRACTUAL       NET TOTAL
                                                    AND/OR                      ANNUAL        FEE WAIVER        ANNUAL
                                   MANAGEMENT    SERVICE(12b-1)     OTHER      OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                      FEE            FEES          EXPENSES     EXPENSES    REIMBURSEMENT     EXPENSES**
-------------------------------    ----------    --------------    --------    ---------    --------------    ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund -
     Series II*                      0.61%          0.25%           0.29%        1.15%            --           1.15%(1)
   AIM V.I. Core Equity Fund -
     Series II*                      0.60%          0.25%           0.27%        1.12%            --           1.12%(1)

ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Global
     Technology Portfolio -
     Class B*+                       0.75%          0.25%           0.17%        1.17%            --           1.17%
   AllianceBernstein Large Cap
     Growth Portfolio - Class B*     0.75%          0.25%           0.06%        1.06%            --           1.06%

AMERICAN FUNDS INSURANCE SERIES

   American Funds Global
     Growth Fund - Class 2*          0.58%          0.25%           0.04%        0.87%            --           0.87%
   American Funds Growth Fund
     - Class 2*                      0.33%          0.25%           0.02%        0.60%            --           0.60%
   American Funds
     Growth-Income Fund -
     Class 2*                        0.28%          0.25%           0.01%        0.54%            --           0.54%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund - Class 2*                 0.60%          0.25%           0.18%        1.03%            --           1.03%(2)
   Templeton Growth Securities
     Fund - Class 2*                 0.75%          0.25%           0.07%        1.07%            --           1.07%(2)

LEGG MASON PARTNERS INVESTMENT
   SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio++            0.65%            --            0.21%        0.86%            --           0.86%
   Legg Mason Partners
     Variable Government
     Portfolio - Class A++           0.55%            --            0.10%        0.65%            --           0.65%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio++              0.65%            --            0.13%        0.78%            --           0.78%
   Legg Mason Partners
     Variable Premier
     Selections All Cap Growth
     Portfolio++                     0.75%            --            0.19%        0.94%            --           0.94%

LEGG MASON PARTNERS LIFESTYLE
   SERIES, INC.
   Legg Mason Partners
     Variable Lifestyle
     Balanced Portfolio              0.35%            --            0.70%        1.05%            --           1.05%(3)
   Legg Mason Partners
     Variable Lifestyle Growth
     Portfolio                       0.35%            --            0.75%        1.10%            --           1.10%(3)
   Legg Mason Partners
     Variable Lifestyle High
     Growth Portfolio                0.35%            --            0.81%        1.16%            --           1.16%(3)

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio                       0.70%            --            0.02%        0.72%            --           0.72%
   Legg Mason Partners
     Variable Capital and
     Income Portfolio                0.75%            --            0.39%        1.14%            --           1.14%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio                 0.75%            --            0.03%        0.78%            --           0.78%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable Rate
     Income Portfolio*++             0.55%          0.25%           0.28%        1.08%            --           1.08%(4)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++              0.75%            --            0.18%        0.93%            --           0.77%(4)
   Legg Mason Partners
     Variable High Income
     Portfolio++                     0.60%            --            0.06%        0.66%            --           0.66%
   Legg Mason Partners
     Variable International
     All Cap Growth Portfolio++      0.85%            --            0.15%        1.00%            --           1.00%(4)
   Legg Mason Partners
     Variable Large Cap Growth
     Portfolio++                     0.75%            --            0.04%        0.79%            --           0.79%(4)

   Legg Mason Partners
     Variable Large Cap Value
     Portfolio++                     0.60%            --            0.05%        0.65%            --           0.65%
   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++                     0.75%            --            0.07%        0.82%            --           0.82%
   Legg Mason Partners
     Variable Money Market
     Portfolio++                     0.45%            --            0.02%        0.47%            --           0.47%(4)
   Legg Mason Partners
     Variable Social Awareness
     Stock Portfolio++               0.71%            --            0.04%        0.75%            --           0.75%(5)

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV

   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     All Cap Growth and Value*       0.75%          0.25%           0.06%        1.06%            --           1.06%
  Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Balanced All Cap Growth
     and Value*                      0.75%          0.25%           0.06%        1.06%            --           1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Global All Cap Growth and
     Value*                          0.75%          0.25%           0.15%        1.15%            --           1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Large Cap Growth and
     Value*                          0.75%          0.25%           0.24%        1.24%            --           1.24%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap Growth
     Opportunities Portfolio         0.75%            --            0.30%        1.05%            --           1.05%

MET INVESTORS SERIES TRUST
   Lord Abbett Bond Debenture
     Portfolio - Class A             0.51%            --            0.05%        0.56%            --           0.56%
   Lord Abbett Growth and
     Income Portfolio - Class
     B*                              0.50%          0.25%           0.04%        0.79%            --           0.79%(6)
   Mercury Large-Cap Core
     Portfolio - Class A+            0.78%            --            0.12%        0.90%            --           0.90%(6)
   Oppenheimer Capital
     Appreciation Portfolio -
     Class B*                        0.59%          0.25%           0.10%        0.94%            --           0.94%(6)
   Pioneer Strategic Income
     Portfolio - Class A             0.73%            --            0.09%        0.82%            --           0.82%(6)

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth
     Portfolio - Class D*            0.73%          0.10%           0.06%        0.89%            --           0.89%
   BlackRock Bond Income
     Portfolio - Class E*            0.40%          0.15%           0.07%        0.62%            --           0.62%(7)
   MFS(R) Total Return Portfolio
     - Class F*                      0.57%          0.20%           0.16%        0.93%            --           0.93%(8)
   T. Rowe Price Large Cap
     Growth Portfolio - Class
     B*                              0.60%          0.25%           0.12%        0.97%            --           0.97%(9)
   Western Asset Management
     U.S. Government Portfolio
     - Class A                       0.54%            --            0.07%        0.61%            --           0.61%

PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer Fund VCT Portfolio
     - Class II*                     0.65%          0.25%           0.05%        0.95%            --           0.95%
   Pioneer Mid Cap Value VCT
     Portfolio - Class II*           0.65%          0.25%           0.05%        0.95%            --           0.95%

PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund - Class IB*         0.75%          0.25%           0.18%        1.18%            --           1.18%
   Putnam VT Small Cap Value
     Fund - Class IB*                0.76%          0.25%           0.08%        1.09%            --           1.09%

THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Equity and Income Portfolio
     Class II*                       0.46%          0.35%           0.32%        1.13%            --           1.13%
   U.S. Real Estate Securities
     Portfolio Class I               0.75%            --            0.28%        1.03%            --           1.03%

VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class II*      0.56%          0.25%           0.03%        0.84%            --           0.84%
   Emerging Growth Portfolio
     Class II*                       0.70%          0.25%           0.07%        1.02%            --           1.02%
   Growth and Income Portfolio
     Class II*                       0.57%          0.25%           0.04%        0.86%            --           0.86%

VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Equity-Income Portfolio
     - Service Class 2*              0.47%          0.25%           0.09%        0.81%            --           0.81%
   VIP Mid Cap Portfolio -
     Service Class 2*                0.57%          0.25%           0.12%        0.94%            --           0.94%


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.






(2) The Fund administration fee of the Templeton Growth Securities Fund is paid indirectly through the management fee. While the maximum amount payable under the class rule 12b-1 plan for the Templeton Growth Securities Fund and the Mutual Shares Securities Fund is 0.35% per year of the Funds' class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) Each Portfolio of the Legg Mason Partners Lifestyle Series, Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds") and will bear its pro rata portion of the operating expenses of the underlying funds in which each portfolio invests. The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/06 (the fiscal year end of the Portfolios).



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(5) Prior to December 1, 2005, the fund had an investment advisory fee of 0.65% and a separate administration fee of 0.06%. The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Oppenheimer Capital Appreciation Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.05%. Fees and expenses for Mercury Large-Cap Core Portfolio and Pioneer Strategic Income Portfolio are estimated for the year ending December 31, 2006. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses payable by the
Portfolio, in the following amount: 0.015% of the first $60 million of assets.



(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.


EXAMPLE


                                          IF CONTRACT IS SURRENDERED AT THE END     IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:             ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          -------------------------------------   --------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------   ------   -------   -------   --------   ------    -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1122     1577      2175       3477      322       982       1665       3477
Underlying Fund with Minimum Total
Annual Operating Expenses..............    1045     1349      1798       2745      245       754       1288       2745


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


PrimElite II Annuity is a Contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                           MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                     ANNUITANT ON THE CONTRACT DATE
--------------------------------------     -----------------------------------------------
Standard Death Benefit                                       80
Enhanced Stepped-Up Provision (E.S.P)                        75



Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict allocations of Purchase Payments to the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract.


We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to REMOVE or replace AN UNDERLYING FUND may be limited by the terms OF a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth THE conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection CRITERIA. IN ADDITION, during the term OF THE agreement, subject to the Company's fiduciary and other legal duties, the Company IS generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If INVESTMENT in THE UNDERLYING FUNDS or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying FUNDS without your consent. The substituted Underlying Fund may have different fees and EXPENSES. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-888-556-5412 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


                    FUNDING                                         INVESTMENT                             INVESTMENT
                    OPTION                                           OBJECTIVE                         ADVISER/SUBADVISER
---------------------------------------------------- ------------------------------------------- ----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund - Series II    Seeks growth of capital.                    A I M Advisors, Inc.
   AIM V.I. Core Equity Fund - Series II             Seeks growth of capital.                    A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
   AllianceBernstein Global Technology Portfolio -   Seeks long-term growth of capital.          Alliance Capital Management L.P.
      Class B+
   AllianceBernstein Large Cap Growth Portfolio -    Seeks long-term growth of capital.          Alliance Capital Management L.P.
      Class B

AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund - Class 2       Seeks capital appreciation through stocks.  Capital Research and Management
                                                                                                 Company
   American Funds Growth Fund - Class 2              Seeks capital appreciation through stocks.  Capital Research and Management
                                                                                                 Company
   American Funds Growth-Income Fund - Class 2       Seeks both capital appreciation and income. Capital Research and Management
                                                                                                 Company

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund - Class 2           Seeks capital appreciation, with income as  Franklin Mutual Advisers, LLC a secondary goal.
   Templeton Growth Securities Fund - Class 2        Seeks long-term capital growth.             Templeton Global Advisors Limited

LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable Dividend Strategy    Seeks capital appreciation,  principally    Smith Barney Fund Management LLC
   Portfolio                                         through investments in dividend-paying .
                                                     stocks
   Legg Mason Partners Variable Government Portfolio Seeks high current return.                  Smith Barney Fund Management LLC
      - Class A
   Legg Mason Partners Variable Growth and Income    Seeks reasonable growth and income.         Smith Barney Fund Management LLC
      Portfolio
   Legg Mason Partners Variable Premier Selections   Seeks long-term capital growth.             Smith Barney Fund Management LLC
      All Cap Growth Portfolio

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
   Legg Mason Partners Variable Lifestyle Balanced   Seeks long-term growth of capital.          Smith Barney Fund Management LLC
      Portfolio
   Legg Mason Partners Variable Lifestyle Growth     Seeks long-term growth of capital.          Smith Barney Fund Management LLC
      Portfolio
   Legg Mason Partners Variable Lifestyle High       Seeks capital appreciation.                 Smith Barney Fund Management LLC
      Growth Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Legg Mason Partners Variable Appreciation         Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
      Portfolio
   Legg Mason Partners Variable Capital and Income   Seeks total return (that is, a combination  Smith Barney Fund Management LLC
      Portfolio                                      of income and long-term capital             Subadviser: Citigroup Asset
                                                     appreciation).                              Management Ltd.
   Legg Mason Partners Variable Fundamental Value    Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
      Portfolio                                      income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate      Seeks to provide high current income and    Smith Barney Fund  Management LLC
    Income Portfolio                                 to limit the degree of fluctuation of its
                                                     net asset value resulting from movements
                                                     in interest rates.
   Legg Mason Partners Variable Aggressive Growth    Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
      Portfolio
   Legg Mason Partners Variable High Income          Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
      Portfolio                                      seeks capital appreciation.
   Legg Mason Partners Variable International All    Seeks total return on assets from growth    Smith Barney Fund Management LLC
      Cap Growth Portfolio                           of capital and income.
   Legg Mason Partners Variable Large Cap Growth     Seeks long-term growth of capital.          Smith Barney Fund Management LLC
      Portfolio
   Legg Mason Partners Variable Large Cap Value      Seeks long-term growth of capital with      Smith Barney Fund Management LLC
      Portfolio                                      current income as a secondary objective.
   Legg Mason Partners Variable Mid Cap Core         Seeks long-term growth of capital.          Smith Barney Fund Management LLC
      Portfolio
   Legg Mason Partners Variable Money Market         Seeks to maximize current income            Smith Barney Fund Management LLC
      Portfolio                                      consistent with preservation of capital.
   Legg Mason Partners Variable Social Awareness     Seeks long term capital appreciation and    Smith Barney Fund Management LLC
      Stock Portfolio                                retention of net investment income.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Legg Mason Partners Variable Multiple Discipline  Seeks long-term growth of capital.          Smith Barney Fund Management LLC
      Portfolio - All Cap Growth and Value

   Legg Mason Partners Variable Multiple Discipline  Seeks a balance between
    Portfolio - Balanced All Cap Growth and Value    long-term growth of capital                 Smith Barney Fund Management LLC
                                                     and principal preservation.
   Legg Mason Partners Variable Multiple Discipline  Seeks long-term growth of capital.          Smith Barney Fund Management LLC
      Portfolio - Global All Cap Growth and Value
   Legg Mason Partners Variable Multiple Discipline  Seeks long-term growth of capital.          Smith Barney Fund Management LLC
      Portfolio - Large Cap Growth and Value

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Legg Mason Partners Variable Small Cap Growth     Seeks long-term capital growth.             Smith Barney Fund Management LLC
      Opportunities Portfolio

MET INVESTORS SERIES TRUST
   Lord Abbett Bond Debenture Portfolio - Class A    Seeks high current income and the           Met Investors Advisory LLC
                                                     opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                                     produce a high total return.
   Lord Abbett Growth and Income Portfolio - Class B Seeks growth of capital and current income  Met Investors Advisory LLC
                                                     without excessive fluctuations in the       Subadviser: Lord, Abbett & Co. LLC
                                                     market value.
   Mercury Large-Cap Core Portfolio - Class A+       Seeks long-term capital growth.             Met Investors Advisory LLC
                                                                                                 Subadviser: Merrill Lynch
                                                                                                 Investment Managers, L.P.
   Oppenheimer Capital Appreciation Portfolio -      Seeks capital appreciation.                 Met Investors Advisory LLC
      Class B                                                                                    Subadviser: OppenheimerFunds, Inc.
   Pioneer Strategic Income Portfolio - Class A      Seeks a high level of current income.       Met Investors Advisory LLC
                                                                                                 Subadviser: Pioneer Investment
                                                                                                 Management, Inc.
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D   Seeks maximum capital appreciation.         MetLife Advisers, LLC
                                                                                                 Subadviser: BlackRock Advisors,
                                                                                                 Inc.
   BlackRock Bond Income Portfolio - Class E         Seeks competitive total return primarily    MetLife Advisers, LLC
                                                     from investing in fixed-income securities.  Subadviser: BlackRock Advisors,
                                                                                                 Inc.
   MFS Total Return Portfolio - Class F              Seeks a favorable total return through      MetLife Advisers, LLC
                                                     investment in a diversified portfolio.      Subadviser: Massachusetts Financial
                                                                                                 Services Company
   T. Rowe Price Large Cap Growth Portfolio -        Seeks long-term growth of capital and,      MetLife Advisers, LLC
   Class B                                           secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                                 Associates Inc.
   Western Asset Management U.S. Government          Seeks to maximize total return consistent   MetLife Advisers, LLC
      Portfolio - Class A                            with preservation of capital and            Subadviser: Western Asset
                                                     maintenance of liquidity.                   Management Company

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Fund VCT Portfolio - Class II             Invests in a broad list of carefully        Pioneer Investment Management, Inc.
                                                     selected, reasonably priced securities for
                                                     reasonable income and capital growth.
   Pioneer Mid Cap Value VCT Portfolio - Class II    Seeks capital appreciation by investing in  Pioneer Investment Management, Inc.
                                                     a diversified portfolio of securities
                                                     consisting primarily of common stocks.

PUTNAM VARIABLE TRUST

   Putnam VT International Equity Fund - Class IB    Seeks capital appreciation.                 Putnam Investment Management, LLC
   Putnam VT Small Cap Value Fund - Class IB         Seeks capital appreciation.                 Putnam Investment Management, LLC

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   Equity and Income Portfolio Class II              Seeks both capital appreciation and         Morgan Stanley Investment
                                                     current income.                             Management Inc.


   U.S. Real Estate Securities Portfolio Class I     Seeks above average current income and      Morgan Stanley Investment
                                                     long-term capital appreciation.             Management Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II                       Seeks capital growth and income through     Van Kampen Asset Management
                                                     investments in equity securities,
                                                     including common stocks, preferred stocks
                                                     and securities convertible into common and
                                                     preferred stocks.
   Emerging Growth Portfolio Class II                Seeks capital appreciation.                 Van Kampen Asset Management
   Growth and Income Portfolio Class II              Seeks long-term growth of capital and       Van Kampen Asset Management
                                                     income.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Equity-Income Portfolio - Service Class 2     Seeks reasonable income. The fund will      Fidelity Management & Research
                                                     also consider the potential for capital     Company
                                                     appreciation. The fund's goal is to
                                                     achieve a yield which exceeds the
                                                     composite yield on the securities
                                                     comprising the Standard & Poor's 500SM
                                                     Index (S&P 500(R)).

   VIP Mid Cap Portfolio - Service Class 2           Seeks long-term growth of capital.          Fidelity Management & Research
                                                                                                 Company



+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



                        FORMER NAME                                                         NEW NAME
-----------------------------------------------------------------  ---------------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Appreciation Portfolio                                            Legg Mason Partners Variable Appreciation Portfolio
  Capital & Income Portfolio                                        Legg Mason Partners Variable Capital and Income Portfolio
  Fundamental Value Portfolio                                       Legg Mason Partners Variable Fundamental Value
SMITH BARNEY ALLOCATION SERIES INC.                                LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Select Balanced Portfolio                                         Legg Mason Partners Variable Lifestyle Balanced Portfolio
                                                                   LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Select Growth Portfolio                                           Legg Mason Partners Variable Lifestyle Growth Portfolio
  Select High Growth Portfolio                                      Legg Mason Partners Variable Lifestyle High Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                     LEGG MASON PARTNERS INVESTMENT SERIES
  SB Government Portfolio                                           Legg Mason Partners Variable Government Portfolio
  Smith Barney Dividend Strategy Portfolio                          Legg Mason Partners Variable Dividend Strategy Portfolio
  Smith Barney Growth and Income Portfolio                          Legg Mason Partners Variable Growth and Income Portfolio
  Smith Barney Premier Selections All Cap Growth Portfolio          Legg Mason Partners Variable Premier Selections All Cap Growth
                                                                     Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                             LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Multiple Discipline Portfolio-All Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline Portfolio-All
                                                                     Cap Growth and Value
  Multiple Discipline Portfolio-Balanced All Cap Growth and Value   Legg Mason Partners Variable Multiple Discipline
                                                                     Portfolio-Balanced All Cap Growth and Value
  Multiple Discipline Portfolio-Global All Cap Growth and Value     Legg Mason Partners Variable Multiple Discipline
                                                                    Portfolio-Global All Cap Growth and Value
  Multiple Discipline Portfolio-Large Cap Growth and Value          Legg Mason Partners Variable Multiple Discipline
                                                                     Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
  SB Adjustable Rate Income Portfolio                               Legg Mason Partners Variable Adjustable Rate Income Portfolio
  Smith Barney Aggressive Growth Portfolio                          Legg Mason Partners Aggressive Growth Portfolio
  Smith Barney High Income Portfolio                                Legg Mason Partners Variable High Income Portfolio
  Smith Barney International All Cap Growth Portfolio               Legg Mason Partners Variable International All Cap Growth
                                                                     Portfolio
  Smith Barney Large Cap Value Portfolio                            Legg Mason Partners Variable Large Cap Value Portfolio
  Smith Barney Large Cap Growth Portfolio                           Legg Mason Partners Variable Large Cap Growth Portfolio
  Smith Barney Mid Cap Core Portfolio                               Legg Mason Partners Variable Mid Cap Core Portfolio
  Smith Barney Money Market Portfolio                               Legg Mason Partners Variable Money Market Portfolio
  Social Awareness Stock Portfolio                                  Legg Mason Partners Variable Social Awareness Stock Portfolio
VARIABLE ANNUITY PORTFOLIOS                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS V

  Smith Barney Small Cap Growth Opportunities Portfolio             Legg Mason Partners Variable Small Cap Growth Opportunities
                                                                     Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.

                 FORMER UNDERLYING FUND                             NEW UNDERLYING FUND
-------------------------------------------------    --------------------------------------------------
TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
  Pioneer Strategic Income Portfolio                  Pioneer Strategic Income Portfolio

TRAVELERS SERIES TRUST                               METROPOLITAN SERIES FUND, INC.
  Travelers Managed Income Portfolio                  BlackRock Bond Income Portfolio

TRAVELERS SERIES TRUST                               METROPOLITAN SERIES FUND, INC.
  U.S. Government Securities Portfolio               Western Asset Management U.S. Government Portfolio

TRAVELERS SERIES TRUST MET INVESTORS SERIES TRUST
  Convertible Securities Portfolio                    Lord Abbett Bond Debenture Portfolio

TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
  Mercury Large Cap Core Portfolio                    Mercury Large-Cap Core Portfolio

TRAVELERS SERIES TRUST                               METROPOLITAN SERIES FUND, INC.
  MFS Mid Cap Growth Portfolio                        BlackRock Aggressive Growth Portfolio

TRAVELERS SERIES TRUST                               METROPOLITAN SERIES FUND, INC.
  MFS Total Return Portfolio                          MFS Total Return Portfolio

AIM VARIABLE INSURANCE FUND                          AIM VARIABLE INSURANCE FUND
  AIM V.I. Premier Equity Fund                        AIM V.I. Core Equity Fund



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



          FORMER UNDERLYING FUND                               NEW UNDERLYING FUND
------------------------------------------           -------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                   MET INVESTORS SERIES TRUST
  Oppenheimer Main Street Fund/VA                     Lord Abbett Growth and Income Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                   MET INVESTORS SERIES TRUST
  Oppenheimer Capital Appreciation Fund/VA            Oppenheimer Capital Appreciation Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS                 METROPOLITAN SERIES FUND, INC.
  Fidelity VIP Growth Portfolio                       T. Rowe Price Large Cap Growth Portfolio

                                  FIXED ACCOUNT


We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL


We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

              YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------------------------
GREATER THAN OR EQUAL TO                      BUT LESS THAN               WITHDRAWAL CHARGE
         0 years                                 2 years                         8%
         2 years                                 4 years                         7%
         4 years                                 5 years                         6%
         5 years                                 6 years                         5%
         6 years                                 7 years                         4%
         7 years                                 8 years                         3%
         8 + years                                                               0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:


      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving)

      - if an annuity payout (based on life expectancy) has begun after the first Contract Year

      - due to a minimum distribution under our minimum distribution rules then in effect

      - if the Annuitant is confined to an eligible Nursing Home as described in Appendix D.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge,

FREE WITHDRAWAL ALLOWANCE


The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.


Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. In addition, if you have enrolled in our systematic withdrawal program and have made an initial Purchase Payment of at least $50,000, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. (Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) The available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 -1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.50% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.


We will assess the charge as a percentage of the total benefit received as follows:


        YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------------------------
GREATER THAN OR EQUAL TO                      BUT LESS THAN               WITHDRAWAL CHARGE
         0 years                                 2 years                         8%
         2 years                                 4 years                         7%
         4 years                                 5 years                         6%
         5 years                                 6 years                         5%
         6 years                                 7 years                         4%
         7 years                                 8 years                         3%
         8 + years                                                               0%



Please refer to Payment Options for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.25% of the amounts held in each funding option.


TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.


VARIABLE FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.


PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., AllianceBernstein the Global Technology Portfolio, American Funds Global Growth Fund, Templeton Growth Securities Fund, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Lord Abbett Bond Debenture Portfolio, Pioneer Strategic Income Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program or a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any

Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a singe Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the DCA Program) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.


You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program

                              ACCESS TO YOUR MONEY


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the fee withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS


Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.


                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY


You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.


Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;


-     the death benefit will not be payable upon the Annuitant's death

-     the Contingent Annuitant becomes the Annuitant

-     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT


Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date"). Any applicable premium tax, outstanding loans or withdrawals not previously deducted will be subtracted from any death benefit values.


NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

       Age on Contract Date                                               Death Benefit
----------------------------------------             ----------------------------------------------------------
If the Annuitant was younger than age 75
on the Contract Date, the death                      -    the Contract Value on the Death Report Date
benefit will be the greatest of:
                                                     -    the total Purchase Payments made under the
                                                          Contract, less the total amount of any withdrawals or

                                                     -    the step-up value, if any, as described below.

If the Annuitant was between the age of              -    the Contract Value on the Death Report Date or
75 and 80 on the Contract Date, the
death benefit will be the greater of:                -    total Purchase Payments made under the Contract
                                                          less the total amount of any withdrawals


WHERE THE ANNUITANT WAS YOUNGER THAN AGE 75 ON THE CONTRACT DATE. The step-up value will initially equal the Contract Value on the first Contract Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, the step-up value will be increased to equal the Contract Value on that date. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. Whenever a Purchase Payment is made, the step-up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the step-up value will be reduced by a partial surrender reduction as described below. The only changes made to the step-up value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or partial withdrawals as described above.


PARTIAL SURRENDER REDUCTION. If you make a withdrawal we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


         50,000 x (10,000/55,000) = $9,090


Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")


THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/55,000) = 9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                            NON-QUALIFIED CONTRACTS


     BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                      MANDATORY PAYOUT
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS. . .                        RULES APPLY*
----------------------------------  -----------------------------   -----------------------------------------  -------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies), or if    Unless the beneficiary elects to continue  Yes
(WITH NO JOINT OWNER)                none, to the Contract          the Contract rather than receive the
                                    Owner's estate.                 distribution.

OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies), or if    Unless the beneficiary elects to continue  Yes
(WITH NO JOINT OWNER)               none, to the Contract           the Contract rather than receive the
                                    Owner's estate.                 distribution.

NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint owner.                                                 Yes
NOT THE ANNUITANT)

NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary (ies), or, if   Unless the beneficiary elects to continue  Yes
THE ANNUITANT)                       none, to the Contract          the Contract rather than receive
                                    Owner's estate.                 distribution.

SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint owner.      Unless the spouse elects to continue the   Yes
THE ANNUITANT)                                                      Contract.

SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies), or, if   Unless the spouse elects to continue the   Yes
ANNUITANT)                          none, to the surviving          Contract.
                                    joint owner.

                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue the Contract
                                                                    and instruct the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE CONTRACT  The beneficiary (ies), or if    Unless the beneficiary elects to           Yes
 OWNER)                             none, to the Contract           continue the Contract rather than
                                    Owner. receive the
                                    distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original Maturity
                                                                    Date). The proceeds will then be paid
                                                                    upon the death of the
                                                                    Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT      See death of "owner who                                                    Yes
OWNER)                              is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A NON     The beneficiary (ies), or if                                               Yes (Death of
-NATURAL ENTITY/TRUST)               none, to the owner.                                                       Annuitant is treated
                                                                                                               as death of the owner
                                                                                                               in these
                                                                                                               circumstances.)

CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                                      N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.

BENEFICIARY                         No death proceeds are                                                      N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                                      N/A
                                    payable; Contract
                                    continues.

                               QUALIFIED CONTRACTS



                                                                                                               MANDATORY PAYOUT
     BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                       RULES APPLY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS. . .                      (SEE * ABOVE)
----------------------------------  -----------------------------   -----------------------------------------  -------------------
OWNER / ANNUITANT                   The beneficiary (ies), or if    Unless the beneficiary elects to           Yes
                                    none, to the Contract          continue the Contract rather than
                                    Owner's estate.                 receive a distribution.

BENEFICIARY                         No death proceeds are                                                      N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                                      N/A
                                    payable; Contract
                                    continues.


--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.


If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

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

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. The E.S.P. option is not available to beneficiaries who have continued the Contract under this provision; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income plans (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

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



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).





At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

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

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, you may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different or shorter period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


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

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Minimum Distributions for Beneficiaries upon the Contract Owner's Death: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS





IRS ENDORSEMENTS



The Contract (and appropriate IRA tax endorsements) has not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the Contract.



The IRS could conceivably take the position that the offering of a Death Benefit in excess of the greater of a) Contract Value or b) return of premium (adjusted for prior distributions) adversely affects the qualifications of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

PrimElite II is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103 3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Fund Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See in the Statement of Additional Information "DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.





CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.65%


                                                                                     UNIT VALUE AT                  NUMBER OF UNITS
                                                                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                             PORTFOLIO NAME                                    YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------           ----  -------------  -------------   ---------------
AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund - Series II (7/02)                      2005          0.986          1.053           331,592
                                                                               2004          0.943          0.986           211,974
                                                                               2003          0.742          0.943            32,460
                                                                               2002          1.000          0.742             4,254

    AIM V.I. Premier Equity Fund - Series II (10/02)                           2005          0.872          0.904           393,438
                                                                               2004          0.840          0.872           145,850
                                                                               2003          0.684          0.840            66,654
                                                                               2002          1.000          0.684                 -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Global Technology Portfolio - Class B (5/02)             2005          0.822          0.839           380,702
                                                                               2004          0.796          0.822           349,075
                                                                               2003          0.563          0.796           147,453
                                                                               2002          1.000          0.563            18,093

    AllianceBernstein Large-Cap Growth Portfolio - Class B (3/02)              2005          0.877          0.991           270,629
                                                                               2004          0.823          0.877           149,949
                                                                               2003          0.678          0.823            23,283
                                                                               2002          1.000          0.678                 -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (5/03)                                 2005          1.444          1.620         3,654,265
                                                                               2004          1.293          1.444           989,563
                                                                               2003          1.000          1.293             6,878

    Growth Fund - Class 2 Shares (5/03)                                        2005          1.379          1.576        12,408,380
                                                                               2004          1.246          1.379         3,552,042
                                                                               2003          1.000          1.246            49,980

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                     UNIT VALUE AT                  NUMBER OF UNITS
                                                                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                     PORTFOLIO NAME                                            YEAR      YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------------------                    ----  -------------  -------------   ---------------
    Growth-Income Fund - Class 2 Shares (5/03)                                 2005          1.358          1.414        14,433,611
                                                                               2004          1.251          1.358         4,227,825
                                                                               2003          1.000          1.251           144,009

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)                      2005          1.184          1.288         8,267,127
                                                                               2004          1.069          1.184         3,039,535
                                                                               2003          0.868          1.069           808,687
                                                                               2002          1.000          0.868            91,338

    Templeton Growth Securities Fund - Class 2 Shares (5/02)                   2005          1.187          1.271         7,840,706
                                                                               2004          1.040          1.187         3,142,540
                                                                               2003          0.800          1.040           283,137
                                                                               2002          1.000          0.800            84,385

Greenwich Street Series Fund
    Appreciation Portfolio (2/02)                                              2005          1.082          1.110        54,199,664
                                                                               2004          1.011          1.082        29,591,957
                                                                               2003          0.825          1.011         4,207,195
                                                                               2002          1.017          0.825           631,993
                                                                               2001          1.000          1.017                 -

    Fundamental Value Portfolio (2/02)                                         2005          1.142          1.177        54,679,708
                                                                               2004          1.073          1.142        33,185,395
                                                                               2003          0.787          1.073         6,097,876
                                                                               2002          1.016          0.787         1,187,609
                                                                               2001          1.000          1.016                 -

    Smith Barney Capital and Income Portfolio (5/05)                           2005          1.000          1.075        11,960,583

Oppenheimer Variable Account Funds
    Oppenheimer Capital Appreciation Fund/VA - Service Shares (4/02)           2005          0.966          0.997         1,628,806
                                                                               2004          0.922          0.966           778,637
                                                                               2003          0.717          0.922           125,907
                                                                               2002          1.000          0.717            69,299

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                     UNIT VALUE AT                  NUMBER OF UNITS
                                                                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                             PORTFOLIO NAME                                    YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------           ----  -------------  -------------   ---------------
    Oppenheimer Main Street Fund/VA - Service Shares (7/02)                    2005          1.061          1.104         1,735,645
                                                                               2004          0.989          1.061         1,202,095
                                                                               2003          0.795          0.989           374,299
                                                                               2002          1.000          0.795            13,819

Pioneer Variable Contracts Trust
    Pioneer Fund VCT Portfolio - Class II Shares (7/02)                        2005          1.048          1.092           847,903
                                                                               2004          0.960          1.048           353,742
                                                                               2003          0.791          0.960            92,577
                                                                               2002          1.000          0.791            35,462

    Pioneer Mid Cap Value VCT Portfolio - Class II Shares (4/02)               2005          1.414          1.497         6,485,147
                                                                               2004          1.180          1.414         1,790,106
                                                                               2003          0.875          1.180           202,580
                                                                               2002          1.000          0.875            31,067

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (8/02)               2005          1.166          1.287         1,163,455
                                                                               2004          1.020          1.166           665,064
                                                                               2003          0.807          1.020           149,667
                                                                               2002          1.000          0.807             3,381

    Putnam VT Small Cap Value Fund - Class IB Shares (5/02)                    2005          1.476          1.554         4,110,317
                                                                               2004          1.189          1.476         1,706,259
                                                                               2003          0.808          1.189           317,621
                                                                               2002          1.000          0.808            91,626

Smith Barney Allocation Series Inc.
    Select Balanced Portfolio (2/02)                                           2005          1.166          1.176         8,775,640
                                                                               2004          1.102          1.166         4,808,815
                                                                               2003          0.931          1.102         1,116,400
                                                                               2002          1.012          0.931           472,345
                                                                               2001          1.000          1.012                 -

    Select Growth Portfolio (10/02)                                            2005          1.112          1.146         1,285,764
                                                                               2004          1.041          1.112           942,245
                                                                               2003          0.815          1.041           118,677

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                  NUMBER OF UNITS
                                                                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                       YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------           ----  -------------  -------------   ---------------
    Select Growth Portfolio  (continued)                                       2002          1.011          0.815            11,828
                                                                               2001          1.000          1.011                 -

    Select High Growth Portfolio (5/02)                                        2005          1.108          1.156           754,963
                                                                               2004          1.018          1.108           621,593
                                                                               2003          0.756          1.018            96,453
                                                                               2002          1.009          0.756               643
                                                                               2001          1.000          1.009                 -

Smith Barney Investment Series
    SB Government Portfolio - Class A (2/02)                                   2005          1.078          1.076        18,738,391
                                                                               2004          1.063          1.078        11,427,223
                                                                               2003          1.073          1.063         5,176,659
                                                                               2002          1.011          1.073         1,077,507
                                                                               2001          1.000          1.011                 -

    Smith Barney Dividend Strategy Portfolio (2/02)                            2005          0.907          0.890         4,195,706
                                                                               2004          0.892          0.907         2,303,940
                                                                               2003          0.734          0.892           573,333
                                                                               2002          1.009          0.734            93,979
                                                                               2001          1.000          1.009                 -

    Smith Barney Growth and Income Portfolio (3/02)                            2005          1.061          1.084        10,283,101
                                                                               2004          0.997          1.061         7,189,671
                                                                               2003          0.778          0.997         2,085,976
                                                                               2002          1.016          0.778            89,169
                                                                               2001          1.000          1.016                 -

    Smith Barney Premier Selections All Cap Growth Portfolio (2/02)            2005          0.969          1.014           360,165
                                                                               2004          0.958          0.969           283,449
                                                                               2003          0.725          0.958            21,227
                                                                               2002          1.007          0.725                 -
                                                                               2001          1.000          1.007                 -

Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio - All Cap Growth and Value (2/04)            2005          1.003          1.038         3,401,260
                                                                               2004          1.000          1.003         1,521,728

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                  NUMBER OF UNITS
                                                                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                                  PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------------    ----  -------------  -------------   ---------------
    Multiple Discipline Portfolio - Balanced All Cap Growth and Value (2/04)   2005          0.999          1.024         4,325,435
                                                                               2004          1.000          0.999         1,071,806

    Multiple Discipline Portfolio - Global All Cap Growth and Value (2/04)     2005          1.029          1.078         2,501,134
                                                                               2004          1.000          1.029           670,023

    Multiple Discipline Portfolio - Large Cap Growth and Value (2/04)          2005          1.000          1.018         1,220,644
                                                                               2004          1.000          1.000           623,702

The Travelers Series Trust
    Convertible Securities Portfolio (3/02)                                    2005          1.192          1.177         6,894,912
                                                                               2004          1.140          1.192         4,818,421
                                                                               2003          0.918          1.140           310,836
                                                                               2002          1.000          0.918            22,585

    Mercury Large Cap Core Portfolio (2/02)                                    2005          1.021          1.125            80,088
                                                                               2004          0.895          1.021            85,120
                                                                               2003          0.751          0.895           148,315
                                                                               2002          1.020          0.751             5,783
                                                                               2001          1.000          1.020                 -

    MFS(R) Mid Cap Growth Portfolio (4/02)                                     2005          0.785          0.796         1,805,962
                                                                               2004          0.699          0.785         1,215,305
                                                                               2003          0.519          0.699           253,862
                                                                               2002          1.031          0.519           135,394
                                                                               2001          1.000          1.031                 -

    MFS(R) Total Return Portfolio (2/02)                                       2005          1.198          1.213        25,938,434
                                                                               2004          1.092          1.198        12,506,074
                                                                               2003          0.953          1.092         2,953,572
                                                                               2002          1.023          0.953           433,848
                                                                               2001          1.000          1.023                 -

    Pioneer Strategic Income Portfolio (2/04)                                  2005          1.071          1.092        21,520,517
                                                                               2004          1.000          1.071         6,041,372

    Travelers Managed Income Portfolio (3/02)                                  2005          1.089          1.086        13,950,241
                                                                               2004          1.077          1.089         9,850,096

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                     UNIT VALUE AT                  NUMBER OF UNITS
                                                                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                        YEAR      YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------                ----  -------------  -------------   ---------------
    Travelers Managed Income Portfolio  (continued)                            2003          1.009          1.077         1,885,210
                                                                               2002          1.000          1.009           184,893

    U.S. Government Securities Portfolio (5/05)                                2005          1.005          1.009         2,162,376

The Universal Institutional Funds, Inc.
    Equity and Income Portfolio - Class II (5/03)                              2005          1.272          1.343        33,653,121
                                                                               2004          1.159          1.272        10,092,376
                                                                               2003          1.000          1.159           108,186

    U.S. Real Estate Securities Portfolio - Class I (5/05)                     2005          1.019          1.173         2,858,716

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (2/04)                2005          0.994          1.001         2,976,647
                                                                               2004          1.000          0.994           995,190

    Smith Barney Aggressive Growth Portfolio (2/02)                            2005          0.949          1.042        63,751,713
                                                                               2004          0.877          0.949        35,344,463
                                                                               2003          0.663          0.877         5,588,355
                                                                               2002          1.001          0.663         1,431,257
                                                                               2001          1.000          1.001                 -

    Smith Barney High Income Portfolio (2/02)                                  2005          1.302          1.314        15,109,514
                                                                               2004          1.199          1.302         7,854,071
                                                                               2003          0.956          1.199         1,352,108
                                                                               2002          1.004          0.956           120,648
                                                                               2001          1.000          1.004                 -

    Smith Barney International All Cap Growth Portfolio (2/02)                 2005          1.059          1.164         2,381,924
                                                                               2004          0.913          1.059         1,243,238
                                                                               2003          0.729          0.913           244,746
                                                                               2002          0.997          0.729            53,764
                                                                               2001          1.000          0.997                 -

    Smith Barney Large Cap Value Portfolio (5/02)                              2005          1.029          1.078         1,384,192
                                                                               2004          0.946          1.029           509,895
                                                                               2003          0.753          0.946           131,942
                                                                               2002          1.027          0.753            16,251
                                                                               2001          1.000          1.027                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                     UNIT VALUE AT                  NUMBER OF UNITS
                                                                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                                               YEAR      YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------------                          ----  -------------  -------------   ---------------
    Smith Barney Large Capitalization Growth Portfolio (5/02)                  2005          1.055          1.092         4,592,714
                                                                               2004          1.069          1.055         3,701,753
                                                                               2003          0.736          1.069           423,768
                                                                               2002          0.995          0.736            30,375
                                                                               2001          1.000          0.995                 -

    Smith Barney Mid Cap Core Portfolio (2/02)                                 2005          1.133          1.207         4,558,926
                                                                               2004          1.043          1.133         3,031,872
                                                                               2003          0.817          1.043           305,771
                                                                               2002          1.027          0.817            50,575
                                                                               2001          1.000          1.027                 -

    Smith Barney Money Market Portfolio (3/02)                                 2005          0.979          0.990         8,938,799
                                                                               2004          0.986          0.979         6,243,825
                                                                               2003          0.996          0.986         1,973,279
                                                                               2002          1.000          0.996           700,234

    Social Awareness Stock Portfolio (4/02)                                    2005          0.989          1.016         2,878,590
                                                                               2004          0.947          0.989         1,702,149
                                                                               2003          0.747          0.947           610,982
                                                                               2002          1.010          0.747           216,899
                                                                               2001          1.000          1.010                 -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (2/02)                                2005          1.201          1.230        30,140,222
                                                                               2004          1.040          1.201        13,621,817
                                                                               2003          0.808          1.040         2,749,682
                                                                               2002          1.020          0.808           751,345
                                                                               2001          1.000          1.020                 -

    Emerging Growth Portfolio - Class II Shares (2/02)                         2005          0.869          0.920         7,893,631
                                                                               2004          0.827          0.869         5,414,821
                                                                               2003          0.662          0.827         2,061,287
                                                                               2002          1.000          0.662           735,236

    Growth and Income Portfolio - Class II Shares (3/02)                       2005          1.204          1.300        12,254,481
                                                                               2004          1.073          1.204         6,093,021
                                                                               2003          0.854          1.073         2,115,801
                                                                               2002          1.019          0.854           349,540
                                                                               2001          1.000          1.019                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                                     UNIT VALUE AT                  NUMBER OF UNITS
                                                                                     BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                       YEAR      YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------           ----  -------------  -------------   ---------------
Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (3/02)               2005          1.178          1.215         1,559,894
                                                                               2004          1.036          1.178           917,815
                                                                               2003          0.742          1.036           154,191
                                                                               2002          1.014          0.742            16,830
                                                                               2001          1.000          1.014                 -

Variable Insurance Products Fund
    Equity - Income Portfolio - Service Class 2 (2/02)                         2005          1.139          1.182         3,388,787
                                                                               2004          1.041          1.139         1,441,365
                                                                               2003          0.814          1.041            70,333
                                                                               2002          1.000          0.814                 -

    Growth Portfolio - Service Class 2 (7/02)                                  2005          0.901          0.935           886,287
                                                                               2004          0.888          0.901           307,238
                                                                               2003          0.681          0.888            83,046
                                                                               2002          1.000          0.681            33,149

    Mid Cap Portfolio - Service Class 2 (4/02)                                 2005          1.487          1.726         5,894,141
                                                                               2004          1.212          1.487         2,008,398
                                                                               2003          0.892          1.212           148,278
                                                                               2002          1.000          0.892            39,776

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.90%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (7/02)       2005        0.979           1.043                 168,824
                                                               2004        0.938           0.979                 105,046
                                                               2003        0.740           0.938                       -
                                                               2002        1.000           0.740                       -

   AIM V.I. Premier Equity Fund - Series II (10/02)            2005        0.865           0.895                 203,928
                                                               2004        0.836           0.865                 160,205
                                                               2003        0.682           0.836                  35,524
                                                               2002        1.000           0.682                  35,524

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Global Technology Portfolio - Class B
   (5/02)                                                      2005        0.816           0.830                  59,896
                                                               2004        0.792           0.816                   8,507
                                                               2003        0.561           0.792                       -
                                                               2002        1.000           0.561                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (3/02)                                                      2005        0.871           0.981                 128,761
                                                               2004        0.819           0.871                  77,090
                                                               2003        0.677           0.819                       -
                                                               2002        1.000           0.677                   1,910

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2005        1.438           1.610                 291,822
                                                               2004        1.291           1.438                 102,469
                                                               2003        1.000           1.291                       -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.373           1.566               1,152,839
                                                               2004        1.244           1.373                 365,082
                                                               2003        1.000           1.244                       -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.353           1.405               1,129,243
                                                               2004        1.249           1.353                 366,232
                                                               2003        1.000           1.249                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.175           1.275                 707,934
                                                               2004        1.063           1.175                 255,649
                                                               2003        0.866           1.063                  29,550
                                                               2002        1.000           0.866                   6,924

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.178           1.259                 538,279
                                                               2004        1.035           1.178                 209,269
                                                               2003        0.798           1.035                  13,506
                                                               2002        1.000           0.798                       -

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.074           1.099               6,100,306
                                                               2004        1.006           1.074               3,219,651
                                                               2003        0.823           1.006                 301,268
                                                               2002        1.017           0.823                 150,730
                                                               2001        1.000           1.017                       -

   Fundamental Value Portfolio (2/02)                          2005        1.134           1.165               6,390,231
                                                               2004        1.068           1.134               3,672,945
                                                               2003        0.785           1.068                 138,029
                                                               2002        1.016           0.785                  96,176
                                                               2001        1.000           1.016                       -

   Smith Barney Capital and Income Portfolio (5/05)            2005        1.000           1.073               1,176,130

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (4/02)                                               2005        0.959           0.987                 364,731
                                                               2004        0.917           0.959                 219,546
                                                               2003        0.715           0.917                   2,996
                                                               2002        1.000           0.715                       -

   Oppenheimer Main Street Fund/VA - Service Shares (7/02)     2005        1.053           1.093                 301,029
                                                               2004        0.984           1.053                 174,458
                                                               2003        0.793           0.984                  11,371
                                                               2002        1.000           0.793                  11,239

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio - Class II Shares (7/02)         2005        1.040           1.081                 287,728
                                                               2004        0.956           1.040                 112,612
                                                               2003        0.789           0.956                  20,592
                                                               2002        1.000           0.789                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (4/02)                                                      2005        1.403           1.482                 933,821
                                                               2004        1.175           1.403                 294,695
                                                               2003        0.873           1.175                  19,751
                                                               2002        1.000           0.873                  19,890

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (8/02)                                                      2005        1.157           1.274                 114,947
                                                               2004        1.015           1.157                 101,688
                                                               2003        0.805           1.015                       -
                                                               2002        1.000           0.805                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/02)     2005        1.465           1.539                 816,143
                                                               2004        1.183           1.465                 205,603
                                                               2003        0.806           1.183                  32,632
                                                               2002        1.000           0.806                  30,261

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02)                            2005        1.157           1.164                 890,935
                                                               2004        1.096           1.157                 436,460
                                                               2003        0.929           1.096                   3,362
                                                               2002        1.012           0.929                   3,316
                                                               2001        1.000           1.012                       -

   Select Growth Portfolio (10/02)                             2005        1.104           1.135                 115,215
                                                               2004        1.035           1.104                  55,891
                                                               2003        0.813           1.035                   2,438
                                                               2002        1.011           0.813                   2,444
                                                               2001        1.000           1.011                       -

   Select High Growth Portfolio (5/02)                         2005        1.100           1.144                  85,145
                                                               2004        1.013           1.100                  22,216
                                                               2003        0.755           1.013                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Select High Growth Portfolio  (continued)                   2002        1.008           0.755                       -
                                                               2001        1.000           1.008                       -

Smith Barney Investment Series
   SB Government Portfolio - Class A (2/02)                    2005        1.070           1.066               2,088,879
                                                               2004        1.058           1.070               1,113,834
                                                               2003        1.071           1.058                 373,309
                                                               2002        1.011           1.071                 185,573
                                                               2001        1.000           1.011                       -

   Smith Barney Dividend Strategy Portfolio (2/02)             2005        0.900           0.882                 521,259
                                                               2004        0.887           0.900                 399,585
                                                               2003        0.732           0.887                 185,683
                                                               2002        1.009           0.732                 186,448
                                                               2001        1.000           1.009                       -

   Smith Barney Growth and Income Portfolio (3/02)             2005        1.053           1.073                 911,116
                                                               2004        0.992           1.053                 850,123
                                                               2003        0.776           0.992                  79,305
                                                               2002        1.016           0.776                   2,505
                                                               2001        1.000           1.016                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (2/02)                                                      2005        0.962           1.003                 100,359
                                                               2004        0.953           0.962                  84,407
                                                               2003        0.723           0.953                       -
                                                               2002        1.007           0.723                       -
                                                               2001        1.000           1.007                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (2/04)                                                      2005        1.000           1.033                 183,189
                                                               2004        1.000           1.000                  75,446

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (2/04)                                            2005        0.997           1.020                 566,640
                                                               2004        1.000           0.997                 142,461

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (2/04)                                            2005        1.026           1.073                 342,927
                                                               2004        1.000           1.026                  58,989

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (2/04)                                                2005        0.998           1.014                 177,059
                                                               2004        1.000           0.998                  80,820

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2005        1.183           1.165                 702,143
                                                               2004        1.135           1.183                 319,270
                                                               2003        0.916           1.135                   2,073
                                                               2002        1.000           0.916                       -

   Mercury Large Cap Core Portfolio (2/02)                     2005        1.013           1.114                   5,610
                                                               2004        0.891           1.013                  29,057
                                                               2003        0.749           0.891                  32,180
                                                               2002        1.020           0.749                   6,523
                                                               2001        1.000           1.020                       -

   MFS(R) Mid Cap Growth Portfolio (4/02)                      2005        0.779           0.788                 450,317
                                                               2004        0.696           0.779                 290,136
                                                               2003        0.517           0.696                       -
                                                               2002        1.031           0.517                       -
                                                               2001        1.000           1.031                       -

   MFS(R) Total Return Portfolio (2/02)                        2005        1.189           1.201               2,172,182
                                                               2004        1.087           1.189                 915,568
                                                               2003        0.951           1.087                 114,345
                                                               2002        1.023           0.951                  42,663
                                                               2001        1.000           1.023                       -

   Pioneer Strategic Income Portfolio (2/04)                   2005        1.069           1.087               2,444,255
                                                               2004        1.000           1.069               1,228,205

   Travelers Managed Income Portfolio (3/02)                   2005        1.081           1.075               1,363,245
                                                               2004        1.071           1.081                 923,519
                                                               2003        1.007           1.071                  35,241
                                                               2002        1.000           1.007                   5,025

   U.S. Government Securities Portfolio (5/05)                 2005        1.004           1.008                 238,562

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio - Class II (5/03)               2005        1.267           1.335               3,140,206
                                                               2004        1.158           1.267                 774,400
                                                               2003        1.000           1.158                       -

   U.S. Real Estate Securities Portfolio - Class I (5/05)      2005        1.019           1.171                 427,330

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (2/04)                                                      2005        0.992           0.996                 547,773
                                                               2004        1.000           0.992                 392,451

   Smith Barney Aggressive Growth Portfolio (2/02)             2005        0.942           1.032               7,532,695
                                                               2004        0.873           0.942               4,280,561
                                                               2003        0.661           0.873                 320,535
                                                               2002        1.001           0.661                 216,871
                                                               2001        1.000           1.001                       -

   Smith Barney High Income Portfolio (2/02)                   2005        1.292           1.301               1,619,152
                                                               2004        1.192           1.292                 947,512
                                                               2003        0.953           1.192                  45,868
                                                               2002        1.004           0.953                  21,504
                                                               2001        1.000           1.004                       -

   Smith Barney International All Cap Growth Portfolio
   (2/02)                                                      2005        1.051           1.152                 596,957
                                                               2004        0.909           1.051                 246,040
                                                               2003        0.727           0.909                  24,970
                                                               2002        1.000           0.727                  16,692
                                                               2002        0.997           1.000                       -
                                                               2001        1.000           0.997                       -

   Smith Barney Large Cap Value Portfolio (5/02)               2005        1.021           1.067                 201,133
                                                               2004        0.941           1.021                 121,128
                                                               2003        0.751           0.941                       -
                                                               2002        1.027           0.751                       -
                                                               2001        1.000           1.027                       -

   Smith Barney Large Cap Growth Portfolio (5/02)              2005        1.047           1.081                 578,542
                                                               2004        1.063           1.047                 445,771
                                                               2003        0.734           1.063                   7,128

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Smith Barney Large Capitalization Growth                    2002        0.995           0.734                   3,932
      Portfolio  (continued)                                   2001        1.000           0.995                       -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.124           1.195                 508,747
                                                               2004        1.038           1.124                 231,571
                                                               2003        0.815           1.038                  32,618
                                                               2002        1.027           0.815                   7,852
                                                               2001        1.000           1.027                       -

   Smith Barney Money Market Portfolio (3/02)                  2005        0.971           0.980               1,506,215
                                                               2004        0.981           0.971                 930,200
                                                               2003        0.994           0.981                  24,646
                                                               2002        1.000           0.994                  14,481

   Social Awareness Stock Portfolio (4/02)                     2005        0.982           1.005                 207,911
                                                               2004        0.942           0.982                 195,977
                                                               2003        0.745           0.942                   8,238
                                                               2002        1.010           0.745                   8,238
                                                               2001        1.000           1.010                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (2/02)                 2005        1.192           1.218               3,821,493
                                                               2004        1.034           1.192               1,623,320
                                                               2003        0.806           1.034                 144,654
                                                               2002        1.020           0.806                 155,076
                                                               2001        1.000           1.020                       -

   Emerging Growth Portfolio - Class II Shares (2/02)          2005        0.863           0.911               1,477,962
                                                               2004        0.823           0.863                 592,605
                                                               2003        0.660           0.823                 100,020
                                                               2002        1.000           0.660                  99,270

   Growth and Income Portfolio - Class II Shares (3/02)        2005        1.195           1.287               1,889,263
                                                               2004        1.067           1.195                 889,669
                                                               2003        0.852           1.067                 152,148
                                                               2002        1.019           0.852                 144,121
                                                               2001        1.000           1.019                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/02)                                                      2005        1.169           1.203                 308,987
                                                               2004        1.031           1.169                 146,485
                                                               2003        0.740           1.031                       -
                                                               2002        1.014           0.740                       -
                                                               2001        1.000           1.014                       -

Variable Insurance Products Fund
   Equity - Income Portfolio - Service Class 2 (2/02)          2005        1.130           1.171                 221,702
                                                               2004        1.035           1.130                  52,352
                                                               2003        0.812           1.035                   2,323
                                                               2002        1.000           0.812                   2,133

   Growth Portfolio - Service Class 2 (7/02)                   2005        0.894           0.926                 278,574
                                                               2004        0.884           0.894                 160,354
                                                               2003        0.680           0.884                       -
                                                               2002        1.000           0.680                       -

   Mid Cap Portfolio - Service Class 2 (4/02)                  2005        1.476           1.709                 880,194
                                                               2004        1.206           1.476                 282,598
                                                               2003        0.889           1.206                  19,424
                                                               2002        1.000           0.889                  26,016


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class B

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic
Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness
Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



The Travelers Series Trust: Merrill Lynch Large Cap Core Portfolio is no longer available to new contract owners.



AllianceBernstein Global Technology Portfolio - Class B is no longer available to new contract owners.



                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.65%



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (1/02)       2005        0.986           1.053               1,092,486
                                                               2004        0.943           0.986               1,077,607
                                                               2003        0.742           0.943                 761,864
                                                               2002        1.000           0.742                 381,270

   AIM V.I. Premier Equity Fund - Series II (1/02)             2005        0.872           0.904               1,299,525
                                                               2004        0.840           0.872               1,085,405
                                                               2003        0.684           0.840                 932,004
                                                               2002        1.000           0.684                 607,232

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Global Technology Portfolio - Class B
   (1/02)                                                      2005        0.822           0.839               1,620,215
                                                               2004        0.796           0.822               1,559,555
                                                               2003        0.563           0.796               1,174,255
                                                               2002        1.000           0.563                 267,834

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (1/02)                                                      2005        0.877           0.991               1,203,723
                                                               2004        0.823           0.877               1,223,901
                                                               2003        0.678           0.823                 949,919
                                                               2002        1.000           0.678                 319,132

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.444           1.620               4,389,212
                                                               2004        1.293           1.444               2,257,467
                                                               2003        1.072           1.293                 575,003

   Growth Fund - Class 2 Shares (6/03)                         2005        1.379           1.576              16,387,765
                                                               2004        1.246           1.379               7,513,013
                                                               2003        1.113           1.246               1,844,532

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.358           1.414              15,653,534
                                                               2004        1.251           1.358               8,585,788
                                                               2003        1.080           1.251               2,201,925

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (1/02)       2005        1.184           1.288              30,290,245
                                                               2004        1.069           1.184              16,331,713
                                                               2003        0.868           1.069               7,568,125
                                                               2002        1.000           0.868               1,962,284

   Templeton Growth Securities Fund - Class 2 Shares (1/02)    2005        1.187           1.271              15,288,996
                                                               2004        1.040           1.187               9,039,659
                                                               2003        0.800           1.040               4,994,641
                                                               2002        1.000           0.800               2,095,522

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.082           1.110             155,142,727
                                                               2004        1.011           1.082             137,920,833
                                                               2003        0.825           1.011              88,035,333
                                                               2002        1.017           0.825              35,777,863
                                                               2001        1.000           1.017                       -

   Fundamental Value Portfolio (2/02)                          2005        1.142           1.177             174,576,320
                                                               2004        1.073           1.142             160,011,735
                                                               2003        0.787           1.073             107,576,060
                                                               2002        1.016           0.787              51,708,377
                                                               2001        1.000           1.016                       -

   Smith Barney Capital and Income Portfolio (5/05)            2005        1.000           1.075              18,327,731

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (1/02)                                               2005        0.966           0.997               5,379,839
                                                               2004        0.922           0.966               5,141,151
                                                               2003        0.717           0.922               4,008,783
                                                               2002        1.000           0.717               1,764,279

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Oppenheimer Main Street Fund/VA - Service Shares (1/02)     2005        1.061           1.104               6,413,447
                                                               2004        0.989           1.061               6,508,028
                                                               2003        0.795           0.989               5,471,650
                                                               2002        1.000           0.795               2,403,025

Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio - Class II Shares (1/02)         2005        1.048           1.092               2,162,951
                                                               2004        0.960           1.048               1,995,491
                                                               2003        0.791           0.960               1,358,575
                                                               2002        1.000           0.791                 639,742

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (1/02)                                                      2005        1.414           1.497              11,632,085
                                                               2004        1.180           1.414               6,608,509
                                                               2003        0.875           1.180               3,512,972
                                                               2002        1.000           0.875               1,786,015

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (1/02)                                                      2005        1.166           1.287               2,744,099
                                                               2004        1.020           1.166               2,190,698
                                                               2003        0.807           1.020               1,815,234
                                                               2002        1.000           0.807                 922,947

   Putnam VT Small Cap Value Fund - Class IB Shares (1/02)     2005        1.476           1.554               8,606,888
                                                               2004        1.189           1.476               6,176,092
                                                               2003        0.808           1.189               3,503,133
                                                               2002        1.000           0.808               1,871,036

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02)                            2005        1.166           1.176              29,448,631
                                                               2004        1.102           1.166              27,808,469
                                                               2003        0.931           1.102              18,990,148
                                                               2002        1.012           0.931               9,889,468
                                                               2001        1.000           1.012                       -

   Select Growth Portfolio (2/02)                              2005        1.112           1.146               4,282,070
                                                               2004        1.041           1.112               4,445,270
                                                               2003        0.815           1.041               3,599,500

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Select Growth Portfolio  (continued)                        2002        1.011           0.815               2,042,002
                                                               2001        1.000           1.011                       -

   Select High Growth Portfolio (3/02)                         2005        1.108           1.156               2,298,313
                                                               2004        1.018           1.108               2,060,321
                                                               2003        0.756           1.018               1,169,683
                                                               2002        1.009           0.756                 466,499
                                                               2001        1.000           1.009                       -

Smith Barney Investment Series
   SB Government Portfolio - Class A (2/02)                    2005        1.078           1.076              68,499,731
                                                               2004        1.063           1.078              68,341,140
                                                               2003        1.073           1.063              63,462,120
                                                               2002        1.011           1.073              36,659,033
                                                               2001        1.000           1.011                       -

   Smith Barney Dividend Strategy Portfolio (2/02)             2005        0.907           0.890              15,088,397
                                                               2004        0.892           0.907              13,921,645
                                                               2003        0.734           0.892              12,898,299
                                                               2002        1.009           0.734               8,588,329
                                                               2001        1.000           1.009                       -

   Smith Barney Growth and Income Portfolio (2/02)             2005        1.061           1.084              24,074,224
                                                               2004        0.997           1.061              24,352,581
                                                               2003        0.778           0.997              17,476,253
                                                               2002        1.016           0.778               8,370,704
                                                               2001        1.000           1.016                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (2/02)                                                      2005        0.969           1.014               1,390,977
                                                               2004        0.958           0.969               1,488,652
                                                               2003        0.725           0.958                 884,681
                                                               2002        1.007           0.725                 388,569
                                                               2001        1.000           1.007                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (3/04)                                                      2005        1.003           1.038               3,362,905
                                                               2004        0.997           1.003               2,153,379

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/04)                                            2005        0.999           1.024               3,626,249
                                                               2004        0.963           0.999               1,898,313

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (2/04)                                            2005        1.029           1.078               1,942,557
                                                               2004        0.987           1.029                 971,238

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (4/04)                                                2005        1.000           1.018                 812,122
                                                               2004        0.982           1.000                 687,609

The Travelers Series Trust
   Convertible Securities Portfolio (1/02)                     2005        1.192           1.177              18,097,453
                                                               2004        1.140           1.192              18,257,454
                                                               2003        0.918           1.140              10,471,039
                                                               2002        1.000           0.918               3,886,675

   Mercury Large Cap Core Portfolio (2/02)                     2005        1.021           1.125               2,898,122
                                                               2004        0.895           1.021               3,462,259
                                                               2003        0.751           0.895               3,278,969
                                                               2002        1.020           0.751               2,035,876
                                                               2001        1.000           1.020                       -

   MFS(R) Mid Cap Growth Portfolio (2/02)                      2005        0.785           0.796               6,679,817
                                                               2004        0.699           0.785               6,450,235
                                                               2003        0.519           0.699               5,024,422
                                                               2002        1.031           0.519               2,513,043
                                                               2001        1.000           1.031                       -

   MFS(R) Total Return Portfolio (2/02)                        2005        1.198           1.213              69,127,365
                                                               2004        1.092           1.198              61,658,986
                                                               2003        0.953           1.092              44,157,745
                                                               2002        1.023           0.953              20,349,095
                                                               2001        1.000           1.023                       -

   Pioneer Strategic Income Portfolio (2/04)                   2005        1.071           1.092              25,963,992
                                                               2004        1.000           1.071               6,291,670

   Travelers Managed Income Portfolio (1/02)                   2005        1.089           1.086              37,926,777
                                                               2004        1.077           1.089              37,028,523

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Travelers Managed Income Portfolio  (continued)             2003        1.009           1.077              27,700,968
                                                               2002        1.000           1.009               8,413,347

   U.S. Government Securities Portfolio (5/05)                 2005        1.000           1.009               4,028,431

The Universal Institutional Funds, Inc.
   Equity and Income Portfolio - Class II (5/03)               2005        1.272           1.343              87,670,300
                                                               2004        1.159           1.272              51,520,513
                                                               2003        1.016           1.159              14,602,910

   U.S. Real Estate Securities Portfolio - Class I (5/05)      2005        1.000           1.173               5,692,305

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (2/04)                                                      2005        0.994           1.001               2,641,727
                                                               2004        1.000           0.994               1,103,173

   Smith Barney Aggressive Growth Portfolio (2/02)             2005        0.949           1.042             198,614,689
                                                               2004        0.877           0.949             178,313,906
                                                               2003        0.663           0.877             115,850,423
                                                               2002        1.001           0.663              53,566,170
                                                               2001        1.000           1.001                       -

   Smith Barney High Income Portfolio (2/02)                   2005        1.302           1.314              35,168,444
                                                               2004        1.199           1.302              29,278,952
                                                               2003        0.956           1.199              16,909,642
                                                               2002        1.004           0.956               5,535,785
                                                               2001        1.000           1.004                       -

   Smith Barney International All Cap Growth Portfolio
   (2/02)                                                      2005        1.059           1.164               7,358,772
                                                               2004        0.913           1.059               6,739,520
                                                               2003        0.729           0.913               4,907,935
                                                               2002        0.997           0.729               2,163,754
                                                               2001        1.000           0.997                       -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.029           1.078               5,473,119
                                                               2004        0.946           1.029               4,853,022
                                                               2003        0.753           0.946               4,042,327
                                                               2002        1.027           0.753               1,545,399
                                                               2001        1.000           1.027                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Smith Barney Large Capitalization Growth Portfolio (2/02)   2005        1.055           1.092              17,343,718
                                                               2004        1.069           1.055              17,325,882
                                                               2003        0.736           1.069              11,429,389
                                                               2002        0.995           0.736               3,199,210
                                                               2001        1.000           0.995                       -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.133           1.207              18,819,813
                                                               2004        1.043           1.133              18,624,981
                                                               2003        0.817           1.043              15,085,591
                                                               2002        1.027           0.817               7,958,407
                                                               2001        1.000           1.027                       -

   Smith Barney Money Market Portfolio (2/02)                  2005        0.979           0.990              34,665,549
                                                               2004        0.986           0.979              39,228,751
                                                               2003        0.996           0.986              34,695,987
                                                               2002        1.000           0.996              27,866,936

   Social Awareness Stock Portfolio (2/02)                     2005        0.989           1.016               8,196,156
                                                               2004        0.947           0.989               8,618,425
                                                               2003        0.747           0.947               6,309,864
                                                               2002        1.010           0.747               3,231,899
                                                               2001        1.000           1.010                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (2/02)                 2005        1.201           1.230              83,415,232
                                                               2004        1.040           1.201              66,370,502
                                                               2003        0.808           1.040              46,233,542
                                                               2002        1.020           0.808              24,650,743
                                                               2001        1.000           1.020                       -

   Emerging Growth Portfolio - Class II Shares (2/02)          2005        0.869           0.920              21,465,513
                                                               2004        0.827           0.869              20,850,171
                                                               2003        0.662           0.827              16,621,436
                                                               2002        1.000           0.662               9,580,394

   Growth and Income Portfolio - Class II Shares (2/02)        2005        1.204           1.300              49,977,234
                                                               2004        1.073           1.204              43,119,673
                                                               2003        0.854           1.073              35,159,389
                                                               2002        1.019           0.854              18,418,400
                                                               2001        1.000           1.019                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (2/02)                                                      2005        1.178           1.215               4,909,438
                                                               2004        1.036           1.178               4,782,328
                                                               2003        0.742           1.036               3,203,973
                                                               2002        1.014           0.742               1,595,685
                                                               2001        1.000           1.014                       -

Variable Insurance Products Fund

   Equity - Income Portfolio - Service Class 2 (1/02)          2005        1.139           1.182               5,931,580
                                                               2004        1.041           1.139               5,062,464
                                                               2003        0.814           1.041               3,432,360
                                                               2002        1.000           0.814               1,858,184

   Growth Portfolio - Service Class 2 (1/02)                   2005        0.901           0.935               2,575,619
                                                               2004        0.888           0.901               2,119,684
                                                               2003        0.681           0.888               1,596,479
                                                               2002        1.000           0.681                 868,137

   Mid Cap Portfolio - Service Class 2 (1/02)                  2005        1.487           1.726              11,040,201
                                                               2004        1.212           1.487               6,568,572
                                                               2003        0.892           1.212               2,848,282
                                                               2002        1.000           0.892               1,430,300

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
AIM Variable Insurance Funds

   AIM V.I. Capital Appreciation Fund - Series II (1/02)       2005        0.979           1.043                 240,175
                                                               2004        0.938           0.979                 229,571
                                                               2003        0.740           0.938                 192,718
                                                               2002        1.000           0.740                  36,499

   AIM V.I. Premier Equity Fund - Series II (1/02)             2005        0.865           0.895                 313,864
                                                               2004        0.836           0.865                 309,789
                                                               2003        0.682           0.836                 197,321
                                                               2002        1.000           0.682                  46,815

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Global Technology Portfolio - Class B
   (1/02)                                                      2005        0.816           0.830                 247,051
                                                               2004        0.792           0.816                 221,396
                                                               2003        0.561           0.792                 224,735
                                                               2002        1.000           0.561                  91,138

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (1/02)                                                      2005        0.871           0.981                  81,689
                                                               2004        0.819           0.871                  84,080
                                                               2003        0.677           0.819                  75,228
                                                               2002        1.000           0.677                  37,120

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.438           1.610                 911,024
                                                               2004        1.291           1.438                 385,385
                                                               2003        1.071           1.291                  29,570

   Growth Fund - Class 2 Shares (6/03)                         2005        1.373           1.566               3,085,691
                                                               2004        1.244           1.373               1,392,278
                                                               2003        1.112           1.244                 282,597

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.353           1.405               2,590,211
                                                               2004        1.249           1.353               1,014,630
                                                               2003        1.080           1.249                 173,814

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (1/02)       2005        1.175           1.275               3,986,065
                                                               2004        1.063           1.175               1,875,066
                                                               2003        0.866           1.063                 896,114
                                                               2002        1.000           0.866                 236,332

   Templeton Growth Securities Fund - Class 2 Shares (1/02)    2005        1.178           1.259               1,560,387
                                                               2004        1.035           1.178               1,251,578
                                                               2003        0.798           1.035                 618,235
                                                               2002        1.000           0.798                 308,000

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.074           1.099              24,423,541
                                                               2004        1.006           1.074              20,966,180
                                                               2003        0.823           1.006              13,856,750
                                                               2002        1.017           0.823               4,867,753
                                                               2001        1.000           1.017                       -

   Fundamental Value Portfolio (2/02)                          2005        1.134           1.165              25,071,566
                                                               2004        1.068           1.134              22,496,777
                                                               2003        0.785           1.068              15,231,228
                                                               2002        1.016           0.785               6,510,825
                                                               2001        1.000           1.016                       -

   Smith Barney Capital and Income Portfolio (5/05)            2005        1.000           1.073               2,026,765

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (1/02)                                               2005        0.959           0.987                 868,538
                                                               2004        0.917           0.959                 742,889
                                                               2003        0.715           0.917                 656,134
                                                               2002        1.000           0.715                 250,885

   Oppenheimer Main Street Fund/VA - Service Shares (1/02)     2005        1.053           1.093                 878,337
                                                               2004        0.984           1.053                 924,515
                                                               2003        0.793           0.984                 738,923
                                                               2002        1.000           0.793                 204,337

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Pioneer Variable Contracts Trust
   Pioneer Fund VCT Portfolio - Class II Shares (1/02)         2005        1.040           1.081                 553,184
                                                               2004        0.956           1.040                 534,842
                                                               2003        0.789           0.956                 280,451
                                                               2002        1.000           0.789                 137,457

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (1/02)                                                      2005        1.403           1.482               1,459,777
                                                               2004        1.175           1.403                 841,746
                                                               2003        0.873           1.175                 662,686
                                                               2002        1.000           0.873                 166,486

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (1/02)                                                      2005        1.157           1.274                 207,492
                                                               2004        1.015           1.157                 183,018
                                                               2003        0.805           1.015                 216,412
                                                               2002        1.000           0.805                 117,321

   Putnam VT Small Cap Value Fund - Class IB Shares (1/02)     2005        1.465           1.539               1,186,488
                                                               2004        1.183           1.465                 716,503
                                                               2003        0.806           1.183                 403,015
                                                               2002        1.000           0.806                 200,289

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (2/02)                            2005        1.157           1.164               4,469,039
                                                               2004        1.096           1.157               4,556,847
                                                               2003        0.929           1.096               3,932,435
                                                               2002        1.012           0.929               2,347,467
                                                               2001        1.000           1.012                       -

   Select Growth Portfolio (2/02)                              2005        1.104           1.135               1,184,409
                                                               2004        1.035           1.104               1,189,301
                                                               2003        0.813           1.035               1,004,326
                                                               2002        1.011           0.813                 628,983
                                                               2001        1.000           1.011                       -

   Select High Growth Portfolio (3/02)                         2005        1.100           1.144                 227,750
                                                               2004        1.013           1.100                 238,199
                                                               2003        0.755           1.013                 122,977

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Select High Growth Portfolio  (continued)                   2002        1.008           0.755                 258,874
                                                               2001        1.000           1.008                       -

Smith Barney Investment Series
   SB Government Portfolio - Class A (2/02)                    2005        1.070           1.066               9,141,730
                                                               2004        1.058           1.070               9,068,341
                                                               2003        1.071           1.058               8,260,011
                                                               2002        1.011           1.071               3,801,561
                                                               2001        1.000           1.011                       -

   Smith Barney Dividend Strategy Portfolio (2/02)             2005        0.900           0.882               2,133,013
                                                               2004        0.887           0.900               1,847,010
                                                               2003        0.732           0.887               1,685,023
                                                               2002        1.009           0.732                 864,150
                                                               2001        1.000           1.009                       -

   Smith Barney Growth and Income Portfolio (2/02)             2005        1.053           1.073               4,517,515
                                                               2004        0.992           1.053               4,201,219
                                                               2003        0.776           0.992               3,045,686
                                                               2002        1.016           0.776                 904,823
                                                               2001        1.000           1.016                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (2/02)                                                      2005        0.962           1.003                 496,279
                                                               2004        0.953           0.962                 359,780
                                                               2003        0.723           0.953                 206,672
                                                               2002        1.007           0.723                  65,709
                                                               2001        1.000           1.007                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (3/04)                                                      2005        1.000           1.033                 594,595
                                                               2004        0.997           1.000                 424,410

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/04)                                            2005        0.997           1.020                 578,376
                                                               2004        0.962           0.997                 316,002

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (2/04)                                            2005        1.026           1.073                 443,186
                                                               2004        0.987           1.026                 287,731

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (4/04)                                                2005        0.998           1.014                 700,287
                                                               2004        0.982           0.998                 598,174

The Travelers Series Trust
   Convertible Securities Portfolio (1/02)                     2005        1.183           1.165               2,254,615
                                                               2004        1.135           1.183               1,817,843
                                                               2003        0.916           1.135               1,196,043
                                                               2002        1.000           0.916                 212,419

   Mercury Large Cap Core Portfolio (2/02)                     2005        1.013           1.114                 353,121
                                                               2004        0.891           1.013                 409,648
                                                               2003        0.749           0.891                 403,330
                                                               2002        1.020           0.749                 162,046
                                                               2001        1.000           1.020                       -

   MFS (R) Mid Cap Growth Portfolio (2/02)                     2005        0.779           0.788                 855,494
                                                               2004        0.696           0.779                 833,779
                                                               2003        0.517           0.696                 866,277
                                                               2002        1.031           0.517                 413,979
                                                               2001        1.000           1.031                       -

   MFS (R) Total Return Portfolio (2/02)                       2005        1.189           1.201               8,046,427
                                                               2004        1.087           1.189               6,007,575
                                                               2003        0.951           1.087               4,391,128
                                                               2002        1.023           0.951               1,656,799
                                                               2001        1.000           1.023                       -

   Pioneer Strategic Income Portfolio (2/04)                   2005        1.069           1.087               3,279,930
                                                               2004        1.000           1.069                 933,893

   Travelers Managed Income Portfolio (1/02)                   2005        1.081           1.075               4,382,714
                                                               2004        1.071           1.081               4,729,731
                                                               2003        1.007           1.071               2,801,167
                                                               2002        1.000           1.007                 892,590

   U.S. Government Securities Portfolio (5/05)                 2005        1.000           1.008                 271,553

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio - Class II (5/03)               2005        1.267           1.335              10,216,786
                                                               2004        1.158           1.267               5,875,896
                                                               2003        1.016           1.158               1,681,850

   U.S. Real Estate Securities Portfolio - Class I (5/05)      2005        1.000           1.171               1,013,473

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (2/04)                                                      2005        0.992           0.996                 223,798
                                                               2004        1.000           0.992                 156,852

   Smith Barney Aggressive Growth Portfolio (2/02)             2005        0.942           1.032              27,286,660
                                                               2004        0.873           0.942              24,370,479
                                                               2003        0.661           0.873              16,197,046
                                                               2002        1.001           0.661               6,443,339
                                                               2001        1.000           1.001                       -

   Smith Barney High Income Portfolio (2/02)                   2005        1.292           1.301               5,461,831
                                                               2004        1.192           1.292               4,550,092
                                                               2003        0.953           1.192               3,664,412
                                                               2002        1.004           0.953                 867,832
                                                               2001        1.000           1.004                       -

   Smith Barney International All Cap Growth Portfolio
   (2/02)                                                      2005        1.051           1.152               1,370,936
                                                               2004        0.909           1.051               1,352,374
                                                               2003        0.727           0.909                 915,183
                                                               2002        1.000           0.727                 444,810
                                                               2002        0.997           1.000                       -
                                                               2001        1.000           0.997                       -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.021           1.067                 738,870
                                                               2004        0.941           1.021                 749,840
                                                               2003        0.751           0.941                 696,285
                                                               2002        1.027           0.751                 342,080
                                                               2001        1.000           1.027                       -

   Smith Barney Large Cap Growth Portfolio (2/02)              2005        1.047           1.081               2,164,817
                                                               2004        1.063           1.047               2,099,159
                                                               2003        0.734           1.063               1,278,714

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Smith Barney Large Capitalization Growth Portfolio          2002        0.995           0.734                 468,934
   (continued)                                                 2001        1.000           0.995                       -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.124           1.195               2,287,011
                                                               2004        1.038           1.124               2,110,037
                                                               2003        0.815           1.038               1,803,289
                                                               2002        1.027           0.815                 996,513
                                                               2001        1.000           1.027                       -

   Smith Barney Money Market Portfolio (2/02)                  2005        0.971           0.980               3,724,514
                                                               2004        0.981           0.971               5,172,548
                                                               2003        0.994           0.981               5,368,806
                                                               2002        1.000           0.994               3,630,924

   Social Awareness Stock Portfolio (2/02)                     2005        0.982           1.005               1,068,555
                                                               2004        0.942           0.982                 930,219
                                                               2003        0.745           0.942                 859,550
                                                               2002        1.010           0.745                 378,685
                                                               2001        1.000           1.010                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (2/02)                 2005        1.192           1.218              11,124,820
                                                               2004        1.034           1.192               9,212,344
                                                               2003        0.806           1.034               6,939,669
                                                               2002        1.020           0.806               2,909,821
                                                               2001        1.000           1.020                       -

   Emerging Growth Portfolio - Class II Shares (2/02)          2005        0.863           0.911               5,047,438
                                                               2004        0.823           0.863               5,321,920
                                                               2003        0.660           0.823               3,913,231
                                                               2002        1.000           0.660               1,495,362

   Growth and Income Portfolio - Class II Shares (2/02)        2005        1.195           1.287               7,427,230
                                                               2004        1.067           1.195               6,993,309
                                                               2003        0.852           1.067               5,719,195
                                                               2002        1.019           0.852               2,434,809
                                                               2001        1.000           1.019                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (2/02)                                                      2005        1.169           1.203                 561,533
                                                               2004        1.031           1.169                 583,489
                                                               2003        0.740           1.031                 586,440
                                                               2002        1.014           0.740                 262,012
                                                               2001        1.000           1.014                       -

Variable Insurance Products Fund
   Equity - Income Portfolio - Service Class 2 (1/02)          2005        1.130           1.171               1,248,723
                                                               2004        1.035           1.130                 823,033
                                                               2003        0.812           1.035                 621,111
                                                               2002        1.000           0.812                 290,414

   Growth Portfolio - Service Class 2 (1/02)                   2005        0.894           0.926                 859,177
                                                               2004        0.884           0.894                 564,171
                                                               2003        0.680           0.884                 382,481
                                                               2002        1.000           0.680                 239,307

   Mid Cap Portfolio - Service Class 2 (1/02)                  2005        1.476           1.709               1,624,818
                                                               2004        1.206           1.476                 833,326
                                                               2003        0.889           1.206                 272,951
                                                               2002        1.000           0.889                 183,898


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class B

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insuranace Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness
Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



The Travelers Series Trust: Merrill Lynch Large Cap Core Portfolio is no longer available to new contract owners.



AllianceBernstein Global Technology Portfolio - Class B is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

              (This waiver is not available if the Owner is age 71
                  or older on the date the Contract is issued.)

If, after the first Contract Year and before the Maturity Date, the owner begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is located;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any Purchase Payments made on or after the owner's 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                           The Insurance Company
                           Principal Underwriter
                           Distribution and Principal Underwriting Agreement Valuation of Assets
                           Federal Tax Considerations
                           Independent Registered Public Accounting Firm Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-37 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-37.


Name:________________________________________________

Address: ____________________________________________

Check Box:

[  ] MIC-Book-37

[  ] MLAC-Book-37

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 37                                              May 1, 2006

                                  PRIMELITE II


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES


                                    ISSUED BY

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, PrimElite Service Center, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (888) 556-5412 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY...............................     2
PRINCIPAL UNDERWRITER...............................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...     2
VALUATION OF ASSETS.................................     3
FEDERAL TAX CONSIDERATIONS..........................     5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......     9
FINANCIAL STATEMENTS................................     1

* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account PF II for Variable Annuities (formerly known as The Travelers Separate Account PF II for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions


       UNDERWRITING COMMISSIONS PAID TO   AMOUNT OF UNDERWRITING COMMISSIONS
YEAR      MLIDLLC BY THE COMPANY                  RETAINED BY MLIDLLC
----   --------------------------------   ----------------------------------

2005           $94,264,724                             $0

2004           $125,706,000                            $0

2003           $121,901,000                            $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b)   = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:

BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

BaseReturn = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a

Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations

(similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                                                                           PF II



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of Travelers Separate Account PF II for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account PF II for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

ANNUAL REPORT
DECEMBER 31, 2005

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                      FOR VARIABLE ANNUITIES
                                       OF
                      THE TRAVELERS LIFE AND ANNUITY COMPANY

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Separate Account PF II for Variable Annuities and the Board of Directors of The Travelers Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Separate Account PF II for Variable Annuities (the "Separate Account") of The Travelers Life and Annuity Company ("TLAC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Separate Account PF II for Variable Annuities of TLAC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                                   APPENDIX A

                 AIM V.I. Capital Appreciation Fund - Series II
                    AIM V.I. Premier Equity Fund - Series II
             AllianceBernstein Global Technology Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                      Comstock Portfolio - Class II Shares
                        Convertible Securities Portfolio
                   Emerging Growth Portfolio - Class II Shares
                   Equity - Income Portfolio - Service Class 2
                     Equity and Income Portfolio - Class II
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                  Growth and Income Portfolio - Class II Shares
                          Growth Fund - Class 2 Shares
                       Growth Portfolio - Service Class 2
                       Growth-Income Fund - Class 2 Shares
                        Mercury Large Cap Core Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                       Mid Cap Portfolio - Service Class 2
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
            Oppenheimer Capital Appreciation Fund/VA - Service Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                  Pioneer Fund VCT Portfolio - Class II Shares
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
                       Pioneer Strategic Income Portfolio
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                        SB Government Portfolio - Class A
                            Select Balanced Portfolio
                             Select Growth Portfolio
                          Select High Growth Portfolio
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Capital and Income Portfolio
                    Smith Barney Dividend Strategy Portfolio
                    Smith Barney Growth and Income Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                        Social Awareness Stock Portfolio
                Templeton Growth Securities Fund - Class 2 Shares
                       Travelers Managed Income Portfolio
                      U.S. Government Securities Portfolio
                      U.S. Real Estate Portfolio - Class I

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Separate Account PF II for Variable
Annuities:

We have audited the statement of changes in net assets of The Travelers Separate Account PF II for Variable Annuities (comprised of the sub-accounts disclosed in Note 1) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and the financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Separate Account PF II for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                       AIM V.I. CAPITAL       AIM V.I. PREMIER       ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                      APPRECIATION FUND -    EQUITY FUND - SERIES    GLOBAL TECHNOLOGY     LARGE-CAP GROWTH
                                           SERIES II                  II            PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
                                      -------------------    --------------------   -------------------   -------------------
ASSETS:
   Investments at market value:       $         1,455,664    $          1,454,967   $         1,563,724   $         1,676,249
                                      -------------------    --------------------   -------------------   -------------------

         Total Assets .............             1,455,664               1,454,967             1,563,724             1,676,249
                                      -------------------    --------------------   -------------------   -------------------

LIABILITIES:
   Payables:
      Insurance charges ...........                    62                      62                    66                    66
      Administrative fees .........                     6                       6                     6                     7
                                      -------------------    --------------------   -------------------   -------------------

         Total Liabilities ........                    68                      68                    72                    73
                                      -------------------    --------------------   -------------------   -------------------

NET ASSETS:                           $         1,455,596    $          1,454,899   $         1,563,652   $         1,676,176
                                      ===================    ====================   ===================   ===================

                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                 MUTUAL SHARES
                                      GLOBAL GROWTH FUND -   GROWTH FUND - CLASS 2   GROWTH - INCOME FUND    SECURITIES FUND - CLASS
                                         CLASS 2 SHARES             SHARES              CLASS 2 SHARES             2 SHARES
                                      --------------------   ---------------------   --------------------   -----------------------
ASSETS:
   Investments at market value:       $          8,577,891   $          30,658,609   $         25,770,890   $            46,716,799
                                      --------------------   ---------------------   --------------------   -----------------------

         Total Assets .............              8,577,891              30,658,609             25,770,890                46,716,799
                                      --------------------   ---------------------   --------------------   -----------------------

LIABILITIES:
   Payables:
      Insurance charges ...........                    363                   1,293                  1,084                     1,937
      Administrative fees .........                     35                     126                    106                       192
                                      --------------------   ---------------------   --------------------   -----------------------

         Total Liabilities ........                    398                   1,419                  1,190                     2,129
                                      --------------------   ---------------------   --------------------   -----------------------

NET ASSETS:                           $          8,577,493   $          30,657,190   $         25,769,700   $            46,714,670
                                      ====================   =====================   ====================   =======================

                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                             OPPENHEIMER CAPITAL
   TEMPLETON GROWTH                                                                              APPRECIATION      OPPENHEIMER MAIN
SECURITIES FUND - CLASS                           FUNDAMENTAL VALUE   SMITH BARNEY CAPITAL    FUND/VA - SERVICE   STREET FUND/VA -
       2 SHARES          APPRECIATION PORTFOLIO       PORTFOLIO       AND INCOME PORTFOLIO          SHARES          SERVICE SHARES
-----------------------  ----------------------   -----------------   --------------------   -------------------   ----------------
$            23,091,604  $          455,102,108   $     329,711,402   $         21,873,437   $         6,442,262   $      8,295,902
-----------------------  ----------------------   -----------------   --------------------   -------------------   ----------------

             23,091,604             455,102,108         329,711,402             21,873,437             6,442,262          8,295,902
-----------------------  ----------------------   -----------------   --------------------   -------------------   ----------------

                    951                  17,133              13,099                    914                   269                346
                     95                   1,870               1,355                     90                    27                 34
-----------------------  ----------------------   -----------------   --------------------   -------------------   ----------------

                  1,046                  19,003              14,454                  1,004                   296                380
-----------------------  ----------------------   -----------------   --------------------   -------------------   ----------------

$            23,090,558  $          455,083,105   $     329,696,948   $         21,872,433   $         6,441,966   $      8,295,522
=======================  ======================   =================   ====================   ===================   ================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                      PUTNAM VT
                                    PIONEER FUND VCT        PIONEER MID CAP      INTERNATIONAL EQUITY    PUTNAM VT SMALL CAP
                                  PORTFOLIO - CLASS II   VALUE VCT PORTFOLIO -     FUND - CLASS IB      VALUE FUND - CLASS IB
                                         SHARES             CLASS II SHARES            SHARES                  SHARES
                                  --------------------   ---------------------   -------------------    ---------------------
ASSETS:
   Investments at market value:   $          3,022,899   $          21,848,689   $          4,317,317   $          16,671,043
                                  --------------------   ---------------------   --------------------   ---------------------

         Total Assets ..........             3,022,899              21,848,689              4,317,317              16,671,043
                                  --------------------   ---------------------   --------------------   ---------------------

LIABILITIES:
   Payables:
      Insurance charges ........                   128                     897                    175                     688
      Administrative fees ......                    12                      90                     18                      69
                                  --------------------   ---------------------   --------------------   ---------------------

         Total Liabilities .....                   140                     987                    193                     757
                                  --------------------   ---------------------   --------------------   ---------------------

NET ASSETS:                       $          3,022,759   $          21,847,702   $          4,317,124   $          16,670,286
                                  ====================   =====================   ====================   =====================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                SMITH BARNEY
SELECT BALANCED   SELECT GROWTH   SELECT HIGH GROWTH      SB GOVERNMENT      DIVIDEND STRATEGY   SMITH BARNEY GROWTH
   PORTFOLIO        PORTFOLIO          PORTFOLIO       PORTFOLIO - CLASS A       PORTFOLIO       AND INCOME PORTFOLIO
---------------   -------------   ------------------   -------------------   -----------------   --------------------
$   168,441,946   $  93,063,637   $       63,622,388   $       103,750,921   $      47,472,842   $         55,298,188
---------------   -------------   ------------------   -------------------   -----------------   --------------------

    168,441,946      93,063,637           63,622,388           103,750,921          47,472,842             55,298,188
---------------   -------------   ------------------   -------------------   -----------------   --------------------

          6,077           3,239                2,201                 4,192               1,743                  2,139
            692             383                  261                   426                 195                    227
---------------   -------------   ------------------   -------------------   -----------------   --------------------

          6,769           3,622                2,462                 4,618               1,938                  2,366
---------------   -------------   ------------------   -------------------   -----------------   --------------------

$   168,435,177   $  93,060,015   $       63,619,926   $       103,746,303   $      47,470,904   $         55,295,822
===============   =============   ==================   ===================   =================   ====================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                               MULTIPLE DISCIPLINE      MULTIPLE DISCIPLINE
                                  SMITH BARNEY PREMIER   MULTIPLE DISCIPLINE   PORTFOLIO - BALANCED   PORTFOLIO - GLOBAL ALL
                                   SELECTIONS ALL CAP    PORTFOLIO - ALL CAP    ALL CAP GROWTH AND        CAP GROWTH AND
                                    GROWTH PORTFOLIO      GROWTH AND VALUE            VALUE                   VALUE
                                  --------------------   -------------------   --------------------   ----------------------
ASSETS:
   Investments at market value:   $         19,966,684   $         4,172,743   $          4,537,930   $            2,628,174
                                  --------------------   -------------------   --------------------   ----------------------

         Total Assets ..........            19,966,684             4,172,743              4,537,930                2,628,174
                                  --------------------   -------------------   --------------------   ----------------------
LIABILITIES:
   Payables:
      Insurance charges ........                   700                   175                    189                      111
      Administrative fees ......                    82                    17                     19                       11
                                  --------------------   -------------------   --------------------   ----------------------

         Total Liabilities .....                   782                   192                    208                      122
                                  --------------------   -------------------   --------------------   ----------------------

NET ASSETS:                       $         19,965,902   $         4,172,551   $          4,537,722   $            2,628,052
                                  ====================   ===================   ====================   ======================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

 MULTIPLE DISCIPLINE
PORTFOLIO - LARGE CAP   CONVERTIBLE SECURITIES   MERCURY LARGE CAP   MFS MID CAP GROWTH   MFS TOTAL RETURN    PIONEER STRATEGIC
  GROWTH AND VALUE            PORTFOLIO            CORE PORTFOLIO         PORTFOLIO           PORTFOLIO       INCOME PORTFOLIO
---------------------   ----------------------   -----------------   ------------------   ----------------   ------------------
$           1,686,977   $           24,150,759   $      61,832,069   $       67,314,136   $    202,672,631   $       34,455,459
---------------------   ----------------------   -----------------   ------------------   ----------------   ------------------

            1,686,977               24,150,759          61,832,069           67,314,136        202,672,631           34,455,459
---------------------   ----------------------   -----------------   ------------------   ----------------   ------------------

                   73                    1,009               2,145                2,351              7,647                1,423
                    7                       99                 254                  277                833                  142
---------------------   ----------------------   -----------------   ------------------   ----------------   ------------------

                   80                    1,108               2,399                2,628              8,480                1,565
---------------------   ----------------------   -----------------   ------------------   ----------------   ------------------

$           1,686,897   $           24,149,651   $      61,829,670   $       67,311,508   $    202,664,151   $       34,453,894
=====================   ======================   =================   ==================   ================   ==================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            TRAVELERS MANAGED      U.S. GOVERNMENT       EQUITY AND INCOME      U.S. REAL ESTATE
                                             INCOME PORTFOLIO   SECURITIES PORTFOLIO   PORTFOLIO - CLASS II    PORTFOLIO - CLASS I
                                            -----------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at market value:             $      46,243,506   $          5,181,786   $        137,589,770   $         10,753,003
                                            -----------------   --------------------   --------------------   --------------------

          Total Assets ..................          46,243,506              5,181,786            137,589,770             10,753,003
                                            -----------------   --------------------   --------------------   --------------------

LIABILITIES:
   Payables:
      Insurance charges .................               1,930                    209                  5,706                    431
      Administrative fees ...............                 190                     22                    565                     44
                                            -----------------   --------------------   --------------------   --------------------

          Total Liabilities .............               2,120                    231                  6,271                    475
                                            -----------------   --------------------   --------------------   --------------------

NET ASSETS:                                 $      46,241,386   $          5,181,555   $        137,583,499   $         10,752,528
                                            =================   ====================   ====================   ====================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                       SMITH BARNEY        SMITH BARNEY
 SB ADJUSTABLE RATE          SMITH BARNEY                            INTERNATIONAL ALL         LARGE          SMITH BARNEY LARGE
  INCOME PORTFOLIO -      AGGRESSIVE GROWTH      SMITH BARNEY HIGH         CAP               CAP VALUE          CAPITALIZATION
    CLASS I SHARES            PORTFOLIO          INCOME PORTFOLIO     GROWTH PORTFOLIO        PORTFOLIO         GROWTH PORTFOLIO
---------------------   ----------------------   -----------------   ------------------   -----------------   ------------------
$           2,937,002   $          409,303,653   $      92,330,624   $       48,704,414   $      82,520,742   $       30,797,686
---------------------   ----------------------   -----------------   ------------------   -----------------   ------------------

            2,937,002              409,303,653          92,330,624           48,704,414          82,520,742           30,797,686
---------------------   ----------------------   -----------------   ------------------   -----------------   ------------------

                  122                   15,820               3,576                1,749               2,878                1,216
                   12                    1,682                 379                  200                 339                  127
---------------------   ----------------------   -----------------   ------------------   -----------------   ------------------

                  134                   17,502               3,955                1,949               3,217                1,343
---------------------   ----------------------   -----------------   ------------------   -----------------   ------------------

$           2,936,868   $          409,286,151   $      92,326,669   $       48,702,465   $      82,517,525   $       30,796,343
=====================   ======================   =================   ==================   =================   ==================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            SMITH BARNEY MID      SMITH BARNEY MONEY     SOCIAL AWARENESS     COMSTOCK PORTFOLIO -
                                           CAP CORE PORTFOLIO      MARKET PORTFOLIO       STOCK PORTFOLIO        CLASS II SHARES
                                           ------------------     ------------------     ----------------     --------------------
ASSETS:
  Investments at market value:             $       38,892,753     $       73,814,489     $     22,304,661     $        203,249,296
                                           ------------------     ------------------     ----------------     --------------------

         Total Assets ..................           38,892,753             73,814,489           22,304,661              203,249,296
                                           ------------------     ------------------     ----------------     --------------------

LIABILITIES:
  Payables:
      Insurance charges ................                1,525                  2,813                  835                    7,849
      Administrative fees ..............                  160                    303                   92                      835
                                           ------------------     ------------------     ----------------     --------------------

         Total Liabilities .............                1,685                  3,116                  927                    8,684
                                           ------------------     ------------------     ----------------     --------------------

NET ASSETS:                                $       38,891,068     $       73,811,373     $     22,303,734     $        203,240,612
                                           ==================     ==================     ================     ====================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                    SMITH BARNEY
                                                       SMALL
   EMERGING GROWTH         GROWTH AND INCOME         CAP GROWTH        EQUITY - INCOME
 PORTFOLIO - CLASS II    PORTFOLIO - CLASS II      OPPORTUNITIES     PORTFOLIO - SERVICE    GROWTH PORTFOLIO -   MID CAP PORTFOLIO -
        SHARES                  SHARES               PORTFOLIO            CLASS 2            SERVICE CLASS 2       SERVICE CLASS 2
---------------------   ----------------------   -----------------   -------------------   -------------------   -------------------
$          68,972,915   $          139,933,637   $      17,242,065   $         8,936,160   $         3,337,648   $        24,631,931
---------------------   ----------------------   -----------------   -------------------   -------------------   -------------------

           68,972,915              139,933,637          17,242,065             8,936,160             3,337,648            24,631,931
---------------------   ----------------------   -----------------   -------------------   -------------------   -------------------

                2,560                    5,369                 640                   374                   141                 1,012
                  284                      575                  71                    36                    14                   101
---------------------   ----------------------   -----------------   -------------------   -------------------   -------------------

                2,844                    5,944                 711                   410                   155                 1,113
---------------------   ----------------------   -----------------   -------------------   -------------------   -------------------

$          68,970,071   $          139,927,693   $      17,241,354   $         8,935,750   $         3,337,493   $        24,630,818
=====================   ======================   =================   ===================   ===================   ===================

                        See Notes to Financial Statements

                       This page intentionally left blank.

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     AIM V.I. CAPITAL    AIM V.I. PREMIER   ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                    APPRECIATION FUND -     EQUITY FUND -   GLOBAL TECHNOLOGY    LARGE-CAP GROWTH
                                                         SERIES II           SERIES II     PORTFOLIO - CLASS B  PORTFOLIO - CLASS B
                                                    -------------------  ----------------  -------------------  -------------------
INVESTMENT INCOME:
   Dividends ....................................   $                 -  $          9,027  $                 -  $                 -
                                                    -------------------  ----------------  -------------------  -------------------

EXPENSES:
   Insurance charges ............................                20,026            20,114               23,137               18,426
   Administrative fees ..........................                 1,949             1,942                2,258                1,845
                                                    -------------------  ----------------  -------------------  -------------------

      Total expenses ............................                21,975            22,056               25,395               20,271
                                                    -------------------  ----------------  -------------------  -------------------

         Net investment income (loss) ...........               (21,975)          (13,029)             (25,395)             (20,271)
                                                    -------------------  ----------------  -------------------  -------------------
REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ................                     -                 -                    -                    -
      Realized gain (loss) on sale of
         investments ............................                27,108            10,927               23,611               47,831
                                                    -------------------  ----------------  -------------------  -------------------

         Realized gain (loss) ...................                27,108            10,927               23,611               47,831
                                                    -------------------  ----------------  -------------------  -------------------

      Change in unrealized gain (loss)
         on investments .........................                83,719            53,293               37,360              136,811
                                                    -------------------  ----------------  -------------------  -------------------

   Net increase (decrease) in net assets
      resulting from operations .................   $            88,852  $         51,191   $           35,576  $           164,371
                                                    ===================  ================  ===================  ===================

                       See Notes to Fianancial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     MUTUAL SHARES
                                                GLOBAL GROWTH FUND -  GROWTH FUND - CLASS 2  GROWTH-INCOME FUND -   SECURITIES FUND
                                                   CLASS 2 SHARES             SHARES            CLASS 2 SHARES     - CLASS 2 SHARES
                                                --------------------  ---------------------  --------------------  ----------------
INVESTMENT INCOME:
   Dividends .................................  $             37,726  $             171,071  $            304,574  $        275,309
                                                --------------------  ---------------------  --------------------  ----------------

EXPENSES:
   Insurance charges .........................                90,041                305,055               283,746           494,258
   Administrative fees .......................                 8,743                 29,706                27,773            48,762
                                                --------------------  ---------------------  --------------------  ----------------

      Total expenses .........................                98,784                334,761               311,519           543,020
                                                --------------------  ---------------------  --------------------  ----------------

         Net investment income (loss) ........               (61,058)              (163,690)               (6,945)         (267,711)
                                                --------------------  ---------------------  --------------------  ----------------
REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .............                     -                      -                71,520           103,128
      Realized gain (loss) on sale of
         investments .........................                22,591                 20,025                33,219            27,058
                                                --------------------  ---------------------  --------------------  ----------------

         Realized gain (loss) ................                22,591                 20,025               104,739           130,186
                                                --------------------  ---------------------  --------------------  ----------------

      Change in unrealized gain (loss)
         on investments ......................               891,421              3,280,657               885,917         3,343,478
                                                --------------------  ---------------------  --------------------  ----------------

   Net increase (decrease) in net assets
      resulting from operations ..............  $            852,954  $           3,136,992  $            983,711  $      3,205,953
                                                ====================  =====================  ====================  ================

                       See Notes to Fianancial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        OPPENHEIMER CAPITAL
   TEMPLETON GROWTH                                                    SMITH BARNEY        APPRECIATION      OPPENHEIMER MAIN
SECURITIES FUND - CLASS                          FUNDAMENTAL VALUE  CAPITAL AND INCOME   FUND/VA - SERVICE   STREET FUND/VA -
      2 SHARES           APPRECIATION PORTFOLIO      PORTFOLIO          PORTFOLIO             SHARES          SERVICE SHARES
-----------------------  ----------------------  -----------------  ------------------  -------------------  ----------------
$               170,020  $            3,844,105  $       3,047,735  $          253,920  $            42,671  $         93,598
-----------------------  ----------------------  -----------------  ------------------  -------------------  ----------------

                246,381               6,185,965          4,543,809             112,377               89,955           122,296
                 24,360                 679,447            471,743              11,070                8,822            12,009
-----------------------  ----------------------  -----------------  ------------------  -------------------  ----------------

                270,741               6,865,412          5,015,552             123,447               98,777           134,305
-----------------------  ----------------------  -----------------  ------------------  -------------------  ----------------

               (100,721)             (3,021,307)        (1,967,817)            130,473              (56,106)          (40,707)
-----------------------  ----------------------  -----------------  ------------------  --------------------  ---------------

                      -                       -         19,157,710             219,159                    -                 -
                 76,850               2,448,594          1,454,397               5,177              100,926           157,823
-----------------------  ----------------------  -----------------  ------------------  -------------------  ----------------

                 76,850               2,448,594         20,612,107             224,336              100,926           157,823
-----------------------  ----------------------  -----------------  ------------------  -------------------  ----------------

              1,365,864              12,667,994         (8,432,563)            135,050              155,689           211,606
-----------------------  ----------------------  -----------------  ------------------  -------------------  ----------------

$             1,341,993  $           12,095,281  $      10,211,727  $          489,859  $           200,509  $        328,722
=======================  ======================  =================  ==================  ===================  ================

                       See Notes to Fianancial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                            PUTNAM VT
                                            PIONEER FUND VCT        PIONEER MID CAP     INTERNATIONAL EQUITY   PUTNAM VT SMALL CAP
                                          PORTFOLIO - CLASS II   VALUE VCT PORTFOLIO -     FUND - CLASS IB    VALUE FUND - CLASS IB
                                                 SHARES             CLASS II SHARES            SHARES                SHARES
                                          --------------------   ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
   Dividends ...........................  $             32,020   $              28,974  $             43,422  $              19,622
                                          --------------------   ---------------------  --------------------  ---------------------

EXPENSES:
   Insurance charges ...................                44,530                 228,537                49,749                193,744
   Administrative fees .................                 4,312                  22,622                 4,954                 19,124
                                          --------------------   ---------------------  --------------------  ---------------------

      Total expenses ...................                48,842                 251,159                54,703                212,868
                                          --------------------   ---------------------  --------------------  ---------------------

         Net investment income (loss) ..               (16,822)               (222,185)              (11,281)              (193,246)
                                          --------------------   ---------------------  --------------------  ---------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                     -                 830,041                     -                636,731
      Realized gain (loss) on sale
         of investments ................                80,139                 153,034                51,494                209,810
                                          --------------------   ---------------------  --------------------  ---------------------

         Realized gain (loss) ..........                80,139                 983,075                51,494                846,541
                                          --------------------   ---------------------  --------------------  ---------------------

      Change in unrealized gain (loss)
         on investments ................                69,502                 157,457               328,370                 90,295
                                          --------------------   ---------------------  --------------------  ---------------------

   Net increase (decrease) in net
      assets resulting from
      operations .......................  $            132,819   $             918,347  $            368,583  $             743,590
                                          ====================   =====================  ====================  =====================

                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            SMITH BARNEY
SELECT BALANCED  SELECT GROWTH  SELECT HIGH GROWTH     SB GOVERNMENT     DIVIDEND STRATEGY  SMITH BARNEY GROWTH
  PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO - CLASS A      PORTFOLIO      AND INCOME PORTFOLIO
---------------  -------------  ------------------  -------------------  -----------------  --------------------
$     3,862,449  $   1,392,605  $          282,085  $         4,713,889  $         932,448  $            433,721
---------------  -------------  ------------------  -------------------  -----------------  --------------------

      2,299,576      1,222,024             820,095            1,567,441            664,575               785,351
        262,630        144,384              97,506              159,942             74,764                83,772
---------------  -------------  ------------------  -------------------  -----------------  --------------------

      2,562,206      1,366,408             917,601            1,727,383            739,339               869,123
---------------  -------------  ------------------  -------------------  -----------------  --------------------

      1,300,243         26,197            (635,516)           2,986,506            193,109              (435,402)
---------------  -------------  ------------------  -------------------  -----------------  --------------------

              -              -                   -                    -                  -                     -
        500,707     (2,006,625)           (834,724)            (168,156)        (1,465,774)              373,586
---------------  -------------  ------------------  -------------------  -----------------  --------------------

        500,707     (2,006,625)           (834,724)            (168,156)        (1,465,774)              373,586
---------------  -------------  ------------------  -------------------  -----------------  --------------------

       (266,673)     4,803,980           4,147,273           (2,942,310)           355,981             1,225,128
---------------  -------------  ------------------  -------------------  -----------------  --------------------

$     1,534,277  $   2,823,552  $        2,677,033  $          (123,960) $        (916,684) $          1,163,312
===============  =============  ==================  ===================  =================  ====================

                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                      MULTIPLE DISCIPLINE    MULTIPLE DISCIPLINE
                                           SMITH BARNEY PREMIER  MULTIPLE DISCIPLINE  PORTFOLIO - BALANCED  PORTFOLIO - GLOBAL ALL
                                            SELECTIONS ALL CAP   PORTFOLIO - ALL CAP   ALL CAP GROWTH AND       CAP GROWTH AND
                                             GROWTH PORTFOLIO     GROWTH AND VALUE            VALUE                 VALUE
                                           --------------------  -------------------  --------------------  ----------------------
INVESTMENT INCOME:
   Dividends ...........................   $             24,033  $            14,625  $             53,313  $               18,051
                                           --------------------  -------------------  --------------------  ----------------------

EXPENSES:
   Insurance charges ...................                261,086               53,745                56,124                  31,550
   Administrative fees .................                 30,652                5,249                 5,516                   3,067
                                           --------------------  -------------------  --------------------  ----------------------

      Total expenses ...................                291,738               58,994                61,640                  34,617
                                           --------------------  -------------------  --------------------  ----------------------

         Net investment income (loss) ..               (267,705)             (44,369)               (8,327)                (16,566)
                                           --------------------  -------------------  --------------------  ----------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                      -               82,034                39,659                  26,975
      Realized gain (loss) on sale of
         investments ...................               (359,181)              13,817                12,367                   9,568
                                           --------------------  -------------------  --------------------  ----------------------

         Realized gain (loss) ..........               (359,181)              95,851                52,026                  36,543
                                           --------------------  -------------------  --------------------  ----------------------

      Change in unrealized gain (loss)
         on investments ................              1,523,854              104,101                96,658                 112,007
                                           --------------------  -------------------  --------------------  ----------------------

   Net increase (decrease) in net
     assets resulting from operations ..   $            896,968          $   155,583  $            140,357  $              131,984
                                           ====================  ===================  ====================  ======================

                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

 MULTIPLE DISCIPLINE
PORTFOLIO - LARGE CAP       CONVERTIBLE        MERCURY LARGE CAP   MFS MID CAP GROWTH   MFS TOTAL RETURN   PIONEER STRATEGIC
  GROWTH AND VALUE      SECURITIES PORTFOLIO    CORE PORTFOLIO          PORTFOLIO           PORTFOLIO       INCOME PORTFOLIO
---------------------   --------------------   -----------------   ------------------   ----------------   -----------------
$              10,561   $            628,374   $               -   $                -   $      4,373,676   $       1,374,076
---------------------   --------------------   -----------------   ------------------   ----------------   -----------------

               24,166                364,985             796,064              885,691          2,774,936             311,794
                2,269                 35,921              94,357              104,335            303,869              30,831
---------------------   --------------------   -----------------   ------------------   ----------------   -----------------

               26,435                400,906             890,421              990,026          3,078,805             342,625
---------------------   --------------------   -----------------   ------------------   ----------------   -----------------

              (15,874)               227,468            (890,421)            (990,026)         1,294,871           1,031,451
---------------------   --------------------   -----------------   ------------------   ----------------   -----------------

               22,614                433,533                   -                    -          9,501,007                   -
                9,959                128,255          (2,356,216)         (10,602,869)           806,429               9,333
---------------------   --------------------   -----------------   ------------------   ----------------   -----------------

               32,573                561,788          (2,356,216)         (10,602,869)        10,307,436               9,333
---------------------   --------------------   -----------------   ------------------   ----------------   -----------------

               21,858             (1,087,798)          9,416,185           12,172,002         (8,723,634)           (593,939)
---------------------   --------------------   -----------------   ------------------   ----------------   -----------------

$              38,557   $           (298,542)  $       6,169,548   $          579,107   $      2,878,673   $         446,845
=====================   ====================   =================   ==================   ================   =================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               TRAVELERS MANAGED    U.S. GOVERNMENT      EQUITY AND INCOME     U.S. REAL ESTATE
                                               INCOME PORTFOLIO   SECURITIES PORTFOLIO  PORTFOLIO - CLASS II  PORTFOLIO - CLASS I
                                               -----------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
  Dividends .................................  $       1,670,083  $                  -  $            675,744  $            25,722
                                               -----------------  --------------------  --------------------  -------------------

EXPENSES:
  Insurance charges .........................            701,651                24,370             1,584,347               51,783
  Administrative fees .......................             68,916                 2,502               156,312                5,360
                                               -----------------  --------------------  --------------------  -------------------

     Total expenses .........................            770,567                26,872             1,740,659               57,143
                                               -----------------  --------------------  --------------------  -------------------

        Net investment income (loss) ........            899,516               (26,872)           (1,064,915)             (31,421)
                                               -----------------  --------------------  --------------------  -------------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution .............                  -                   535             1,079,475               56,815
     Realized gain (loss) on sale
        of investments ......................           (145,809)              (11,520)               38,856                5,371
                                               -----------------  --------------------  --------------------  -------------------

        Realized gain (loss) ................           (145,809)              (10,985)            1,118,331               62,186
                                               -----------------  --------------------  --------------------  -------------------

     Change in unrealized gain (loss)
        on investments ......................           (897,083)               23,764             6,447,937              532,577
                                               -----------------  --------------------  --------------------  -------------------

  Net increase (decrease) in net assets
     resulting from operations ..............  $        (143,376) $            (14,093) $          6,501,353  $           563,342
                                               =================  ====================  ====================  ===================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

SB ADJUSTABLE RATE     SMITH BARNEY                              SMITH BARNEY                               SMITH BARNEY LARGE
INCOME PORTFOLIO -   AGGRESSIVE GROWTH   SMITH BARNEY HIGH   INTERNATIONAL ALL CAP   SMITH BARNEY LARGE    CAPITALIZATION GROWTH
  CLASS I SHARES         PORTFOLIO       INCOME PORTFOLIO      GROWTH PORTFOLIO      CAP VALUE PORTFOLIO        PORTFOLIO
------------------   -----------------   -----------------   ---------------------   -------------------   ---------------------
$           87,604   $               -   $       7,357,056   $             640,486   $         1,302,966   $              40,409
------------------   -----------------   -----------------   ---------------------   -------------------   ---------------------

            29,368           5,315,251           1,263,808                 614,760             1,071,794                 434,750
             2,903             568,027             134,837                  70,595               126,559                  45,408
------------------   -----------------   -----------------   ---------------------   -------------------   ---------------------

            32,271           5,883,278           1,398,645                 685,355             1,198,353                 480,158
------------------   -----------------   -----------------   ---------------------   -------------------   ---------------------

            55,333          (5,883,278)          5,958,411                 (44,869)              104,613                (439,749)
------------------   -----------------   -----------------   ---------------------   -------------------   ---------------------

                 -              11,824                   -                       -                     -                       -
             1,892           1,385,643            (764,598)             (1,375,186)             (977,140)                360,766
------------------   -----------------   -----------------   ---------------------   -------------------   ---------------------

             1,892           1,397,467            (764,598)             (1,375,186)             (977,140)                360,766
------------------   -----------------   -----------------   ---------------------   -------------------   ---------------------

           (42,567)         41,767,609          (4,265,579)              5,942,446             4,791,069               1,119,475
------------------   -----------------   -----------------   ---------------------   -------------------   ---------------------

$           14,658   $      37,281,798   $         928,234   $           4,522,391   $         3,918,542   $           1,040,492
==================   =================   =================   =====================   ===================   =====================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     SMITH BARNEY MID   SMITH BARNEY MONEY  SOCIAL AWARENESS  COMSTOCK PORTFOLIO -
                                                    CAP CORE PORTFOLIO   MARKET PORTFOLIO    STOCK PORTFOLIO    CLASS II SHARES
                                                    ------------------  ------------------  ----------------  --------------------
INVESTMENT INCOME:
   Dividends .....................................  $          233,702  $        2,157,239  $        157,184  $          1,729,417
                                                    ------------------  ------------------  ----------------  --------------------

EXPENSES:
   Insurance charges .............................             529,601           1,088,978           313,568             2,645,934
   Administrative fees ...........................              55,695             117,759            34,508               283,533
                                                    ------------------  ------------------  ----------------  --------------------

      Total expenses .............................             585,296           1,206,737           348,076             2,929,467
                                                    ------------------  ------------------  ----------------  --------------------

         Net investment income (loss) ............            (351,594)            950,502          (190,892)           (1,200,050)
                                                    ------------------  ------------------  ----------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .................           2,813,265                   -                 -             5,988,409
      Realized gain (loss) on sale of
         investments .............................             668,506                   -           (49,395)              823,022
                                                    ------------------  ------------------  ----------------  --------------------

         Realized gain (loss) ....................           3,481,771                   -           (49,395)            6,811,431
                                                    ------------------  ------------------  ----------------  --------------------

      Change in unrealized gain (loss)
         on investments ..........................            (709,973)                  -           828,582              (448,222)
                                                    ------------------  ------------------  ----------------  --------------------

   Net increase (decrease) in net assets
      resulting from operations ..................  $        2,420,204  $          950,502  $        588,295  $          5,163,159
                                                    ==================  ==================  ================  ====================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                SMITH BARNEY SMALL
   EMERGING GROWTH       GROWTH AND INCOME         CAP GROWTH         EQUITY - INCOME
PORTFOLIO - CLASS II    PORTFOLIO - CLASS II       OPPORTUNITIES         PORTFOLIO -      GROWTH PORTFOLIO -   MID CAP PORTFOLIO -
       SHARES                  SHARES                PORTFOLIO         SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
--------------------    --------------------    -------------------    ---------------    ------------------   -------------------
$              8,670    $          1,095,280    $                 -    $        95,984    $            6,443   $                 -
--------------------    --------------------    -------------------    ---------------    ------------------   -------------------

             921,253               1,824,280                231,473            115,502                41,840               246,685
             102,394                 196,392                 25,687             11,272                 4,046                24,387
--------------------    --------------------    -------------------    ---------------    ------------------   -------------------

           1,023,647               2,020,672                257,160            126,774                45,886               271,072
--------------------    --------------------    -------------------    ---------------    ------------------   -------------------

          (1,014,977)               (925,392)              (257,160)           (30,790)              (39,443)             (271,072)
--------------------    --------------------    -------------------    ---------------    ------------------   -------------------

                   -               3,092,786              1,668,822            237,295                     -               190,793
          (3,072,589)              1,225,532                455,381             69,983                25,941               235,809
--------------------    --------------------    -------------------    ---------------    ------------------   -------------------

          (3,072,589)              4,318,318              2,124,203            307,278                25,941               426,602
--------------------    --------------------    -------------------    ---------------    ------------------   -------------------

           8,004,016               6,933,802             (1,347,960)            67,016               127,089             2,636,139
--------------------    --------------------    -------------------    ---------------    ------------------   -------------------

$          3,916,450    $         10,326,728    $           519,083    $       343,504    $          113,587   $         2,791,669
====================    ====================    ===================    ===============    ==================   ===================

                        See Notes to Financial Statements

                       This page intentionally left blank.

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                      AIM V.I. CAPITAL APPRECIATION  AIM V.I. PREMIER EQUITY FUND -    ALLIANCEBERNSTEIN GLOBAL
                                            FUND - SERIES II                  SERIES II              TECHNOLOGY PORTFOLIO - CLASS B
                                      -----------------------------  ------------------------------  ------------------------------
                                           2005           2004           2005             2004            2005            2004
                                      -------------   -------------  -------------   --------------  --------------   -------------
OPERATIONS:
   Net investment income (loss) ....  $     (21,975)  $     (18,384) $     (13,029)  $      (13,597) $      (25,395)  $     (22,190)
   Realized gain (loss) ............         27,108           8,544         10,927           10,152          23,611           6,724
   Change in unrealized gain (loss)
      on investments ...............         83,719          72,084         53,293           52,714          37,360          40,599
                                      -------------   -------------  -------------   --------------  --------------   -------------

      Net increase (decrease) in net
         assets resulting from
         operations ................         88,852          62,244         51,191           49,269          35,576          25,133
                                      -------------   -------------  -------------   --------------  --------------   -------------

UNIT TRANSACTIONS:
   Participant purchase payments ...        152,212         311,237        203,301          304,617         124,959         441,134
   Participant transfers from other
      funding options ..............        108,127          83,637         84,398           38,323         177,702         236,936
   Administrative charges ..........           (791)           (617)          (596)            (565)           (686)           (494)
   Contract surrenders .............       (117,295)        (54,642)       (56,315)         (42,180)       (182,359)        (67,957)
   Participant transfers to other
      funding options ..............        (62,642)        (13,665)       (36,056)         (83,127)        (54,928)       (274,002)
   Other receipts/(payments) .......              -               -         (5,328)               -               -          (9,595)
                                      -------------   -------------  -------------   --------------  --------------   -------------

      Net increase (decrease) in net
         assets resulting from
         unit transactions .........         79,611         325,950        189,404          217,068          64,688         326,022
                                      -------------   -------------  -------------   --------------  --------------   -------------

      Net increase (decrease) in net
         assets ....................        168,463         388,194        240,595          266,337         100,264         351,155

NET ASSETS:
      Beginning of year ............      1,287,133         898,939      1,214,304          947,967       1,463,388       1,112,233
                                      -------------   -------------  -------------   --------------  --------------   -------------

      End of year ..................  $   1,455,596   $   1,287,133  $   1,454,899   $    1,214,304  $    1,563,652   $   1,463,388
                                      =============   =============  =============   ==============  ==============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                        ALLIANCEBERNSTEIN LARGE-CAP   GLOBAL GROWTH FUND - CLASS 2
                                        GROWTH PORTFOLIO - CLASS B                SHARES              GROWTH FUND - CLASS 2 SHARES
                                       -----------------------------  -----------------------------  ------------------------------
                                            2005           2004           2005            2004            2005            2004
                                       -------------   -------------  -------------   -------------  --------------   -------------
OPERATIONS:
   Net investment income (loss) ....   $     (20,271)  $     (16,280) $     (61,058)  $     (25,435) $     (163,690)  $     (97,138)
   Realized gain (loss) ............          47,831           4,907         22,591           2,340          20,025           3,073
   Change in unrealized gain (loss)
      on investments ...............         136,811          83,832        891,421         340,827       3,280,657       1,073,542
                                       -------------   -------------  -------------   -------------  --------------   -------------

      Net increase (decrease) in net
         assets resulting from
         operations ................         164,371          72,459        852,954         317,732       3,136,992         979,477
                                       -------------   -------------  -------------   -------------  --------------   -------------

UNIT TRANSACTIONS:
   Participant purchase payments ...          69,512         154,786      3,564,351       2,317,288      13,092,593       7,069,032
   Participant transfers from other
      funding options ..............         600,553         140,906      1,031,860         554,134       4,326,446       2,063,602
   Administrative charges ..........            (595)           (423)        (1,562)           (320)         (4,509)           (915)
   Contract surrenders .............        (208,393)        (43,678)      (332,093)        (71,103)     (1,033,021)       (167,496)
   Participant transfers to other
      funding options ..............         (93,771)        (20,679)      (351,629)        (86,029)     (1,105,101)       (304,693)
   Other receipts/(payments) .......          (2,502)              -             15               -         (27,560)        (17,625)
                                       -------------   -------------  -------------   -------------  --------------   -------------

      Net increase (decrease) in net
         assets resulting from
         unit transactions .........         364,804         230,912      3,910,942       2,713,970      15,248,848       8,641,905
                                       -------------   -------------  -------------   -------------  --------------   -------------

      Net increase (decrease) in net
         assets ....................         529,175         303,371      4,763,896       3,031,702      18,385,840       9,621,382

NET ASSETS:
      Beginning of year ............       1,147,001         843,630      3,813,597         781,895      12,271,350       2,649,968
                                       -------------   -------------  -------------   -------------  --------------   -------------

      End of year ..................   $   1,676,176   $   1,147,001  $   8,577,493   $   3,813,597  $   30,657,190   $  12,271,350
                                       =============   =============  =============   =============  ==============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

GROWTH-INCOME FUND - CLASS 2    MUTUAL SHARES SECURITIES FUND -    TEMPLETON GROWTH SECURITIES
           SHARES                      CLASS 2 SHARES                 FUND - CLASS 2 SHARES          APPRECIATION PORTFOLIO
----------------------------    -------------------------------    ---------------------------    ----------------------------
    2005            2004             2005              2004            2005           2004            2005          2004
------------    ------------    -------------     -------------    ------------   ------------    ------------   -------------
$     (6,945)   $    (29,371)   $    (267,711)    $    (132,653)   $   (100,721)  $    (45,448)   $ (3,021,307)  $  (1,424,362)
     104,739           3,435          130,186            55,436          76,850         29,237       2,448,594         238,558

     885,917         895,936        3,343,478         1,846,041       1,365,864      1,373,099      12,667,994      31,514,974
------------    ------------    -------------     -------------    ------------   ------------    ------------   -------------

     983,711         870,000        3,205,953         1,768,824       1,341,993      1,356,888      12,095,281      30,329,170
------------    ------------    -------------     -------------    ------------   ------------    ------------   -------------

  11,097,349       7,997,277       15,511,019         9,467,916       7,187,120      4,780,591      37,366,865      65,343,614

   2,469,185       1,922,878        9,978,867         2,749,580       4,012,544      1,205,502      14,775,055      17,821,368
      (3,432)           (876)          (7,489)           (2,988)         (5,408)        (2,822)       (316,767)       (317,893)
  (1,117,615)       (335,942)      (1,967,586)         (553,878)       (835,252)      (497,220)    (47,202,418)    (36,763,689)

    (686,832)       (377,772)      (1,470,945)         (883,348)       (803,946)      (449,817)    (18,782,884)    (12,745,409)
      (5,803)        (14,006)         (76,959)          (45,645)        (14,371)       (21,175)     (2,609,439)     (3,325,349)
------------    ------------    -------------     -------------    ------------   ------------    ------------   -------------

  11,752,852       9,191,559       21,966,907        10,731,637       9,540,687      5,015,059     (16,769,588)     30,012,642
------------    ------------    -------------     -------------    ------------   ------------    ------------   -------------

  12,736,563      10,061,559       25,172,860        12,500,461      10,882,680      6,371,947      (4,674,307)     60,341,812

  13,033,137       2,971,578       21,541,810         9,041,349      12,207,878      5,835,931     459,757,412     399,415,600
------------    ------------    -------------     -------------    ------------   ------------    ------------   -------------

$ 25,769,700    $ 13,033,137    $  46,714,670     $  21,541,810    $ 23,090,558   $ 12,207,878    $455,083,105   $ 459,757,412
============    ============    =============     =============    ============   ============    ============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                            OPPENHEIMER CAPITAL
                                                                    SMITH BARNEY CAPITAL AND INCOME   APPRECIATION FUND/VA - SERVICE
                                      FUNDAMENTAL VALUE PORTFOLIO                PORTFOLIO                        SHARES
                                      ---------------------------   -------------------------------   ------------------------------
                                          2005           2004            2005             2004             2005            2004
                                      ------------   ------------   --------------  ---------------   -------------  ---------------
OPERATIONS:
   Net investment income (loss) ....  $ (1,967,817)  $ (2,282,605)  $      130,473  $             -   $     (56,106) $      (73,691)
   Realized gain (loss) ............    20,612,107      7,275,588          224,336                -         100,926          40,700
   Change in unrealized gain (loss)
      on investments ...............    (8,432,563)    12,889,238          135,050                -         155,689         297,029
                                      ------------   ------------   --------------  ---------------   -------------  --------------

      Net increase (decrease) in net
         assets resulting from
         operations ................    10,211,727     17,882,221          489,859                -         200,509         264,038
                                      ------------   ------------   --------------  ---------------   -------------  --------------

UNIT TRANSACTIONS:
   Participant purchase payments ...    37,039,910     74,349,852       16,631,472                -         675,871       1,337,882
   Participant transfers from other
      funding options ..............    14,838,287     22,709,470        5,656,936                -         538,786         275,109
   Administrative charges ..........      (157,696)      (129,614)            (468)               -          (2,497)         (1,902)
   Contract surrenders .............   (26,394,702)   (20,073,016)        (215,836)               -        (423,858)       (277,969)
   Participant transfers to other
      funding options ..............   (13,923,046)   (11,781,657)        (689,530)               -        (227,934)       (193,362)
   Other receipts/(payments) .......    (1,595,171)    (1,216,925)               -                -             (21)        (18,533)
                                      ------------   ------------   --------------  ---------------   -------------  --------------

      Net increase (decrease) in net
         assets resulting from
         unit transactions .........     9,807,582     63,858,110       21,382,574                -         560,347       1,121,225
                                      ------------   ------------   --------------  ---------------   -------------  --------------

      Net increase (decrease) in net
         assets ....................    20,019,309     81,740,331       21,872,433                -         760,856       1,385,263

NET ASSETS:
      Beginning of year ............   309,677,639    227,937,308                -                -       5,681,110       4,295,847
                                      ------------   ------------   --------------  ---------------   -------------  --------------

      End of year ..................  $329,696,948   $309,677,639   $   21,872,433  $             -   $   6,441,966  $    5,681,110
                                      ============   ============   ==============  ===============   =============  ==============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

  OPPENHEIMER MAIN STREET         PIONEER FUND VCT PORTFOLIO -      PIONEER MID CAP VALUE VCT     PUTNAM VT INTERNATIONAL EQUITY
  FUND/VA - SERVICE SHARES              CLASS II SHARES            PORTFOLIO - CLASS II SHARES        FUND - CLASS IB SHARES
----------------------------    -------------------------------    ---------------------------    ------------------------------
    2005            2004             2005              2004            2005           2004            2005              2004
------------    ------------    -------------     -------------    ------------   ------------    ------------     -------------
$    (40,707)   $    (70,256)   $     (16,822)    $     (14,297)   $   (222,185)  $   (100,606)   $    (11,281)    $      (5,461)
     157,823          56,213           80,139             9,774         983,075        151,535          51,494            49,126

     211,606         534,723           69,502           208,645         157,457      1,410,435         328,370           289,796
------------    ------------    -------------     -------------    ------------   ------------    ------------     -------------

     328,722         520,680          132,819           204,122         918,347      1,461,364         368,583           333,461
------------    ------------    -------------     -------------    ------------   ------------    ------------     -------------

     653,879       1,432,613          584,981           890,062       6,986,873      3,404,715         535,850           363,258

     573,851         477,043          265,442           168,930       5,951,975      1,747,896       1,123,977           545,023
      (3,076)         (2,380)            (769)             (542)         (5,443)        (2,219)         (1,246)             (920)
    (703,899)       (447,633)        (282,305)          (58,496)       (932,117)      (369,531)       (212,562)         (128,379)

    (422,629)       (189,911)        (299,793)         (126,708)     (1,577,788)      (620,046)       (258,704)         (417,990)
     (11,972)        (45,410)         (25,102)           (2,704)        (19,442)       (21,975)         (4,076)                -
------------    ------------    -------------     -------------    ------------   ------------    ------------     -------------

      86,154       1,224,322          242,454           870,542      10,404,058      4,138,840       1,183,239           360,992
------------    ------------    -------------     -------------    ------------   ------------    ------------     -------------

     414,876       1,745,002          375,273         1,074,664      11,322,405      5,600,204       1,551,822           694,453

   7,880,646       6,135,644        2,647,486         1,572,822      10,525,297      4,925,093       2,765,302         2,070,849
------------    ------------    -------------     -------------    ------------   ------------    ------------     -------------

$  8,295,522    $  7,880,646    $   3,022,759     $   2,647,486    $ 21,847,702   $ 10,525,297    $  4,317,124     $   2,765,302
============    ============    =============     =============    ============   ============    ============     =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                       PUTNAM VT SMALL CAP VALUE FUND
                                             - CLASS IB SHARES          SELECT BALANCED PORTFOLIO        SELECT GROWTH PORTFOLIO
                                      -------------------------------  ----------------------------  ------------------------------
                                           2005             2004            2005          2004            2005           2004
                                      -------------    --------------  -------------  -------------  -------------   --------------
OPERATIONS:
   Net investment income (loss) ....  $    (193,246)   $      (88,745) $   1,300,243  $   1,672,817  $      26,197   $     139,489
   Realized gain (loss) ............        846,541           162,243        500,707        (73,600)    (2,006,625)     (2,443,765)
   Change in unrealized gain (loss)
      on investments ...............         90,295         1,537,476       (266,673)     9,156,050      4,803,980       9,329,972
                                      -------------    --------------  -------------  -------------  -------------   -------------

      Net increase (decrease) in net
         assets resulting from
         operations ................        743,590         1,610,974      1,534,277     10,755,267      2,823,552       7,025,696
                                      -------------    --------------  -------------  -------------  -------------   -------------

UNIT TRANSACTIONS:
   Participant purchase payments ...      3,879,305         2,711,713      6,385,193     17,210,428      1,328,435       2,512,194
   Participant transfers from other
      funding options ..............      4,487,144         2,732,686      3,806,697      7,195,426        821,661       1,503,858
   Administrative charges ..........         (4,751)           (2,203)      (102,776)      (109,035)       (93,239)       (101,772)
   Contract surrenders .............       (786,071)         (336,048)   (19,667,517)   (17,638,685)   (10,420,289)     (9,464,010)
   Participant transfers to other
      funding options ..............     (1,776,903)       (1,222,942)    (6,911,409)    (7,727,658)    (5,038,374)     (3,780,231)
   Other receipts/(payments) .......        (39,167)           30,831     (2,468,533)    (2,742,222)      (544,723)     (1,046,101)
                                      -------------    --------------  -------------  -------------  -------------   -------------

      Net increase (decrease) in net
         assets resulting from unit
         transactions ..............      5,759,557         3,914,037    (18,958,345)    (3,811,746)   (13,946,529)    (10,376,062)
                                      -------------    --------------  -------------  -------------  -------------   -------------

      Net increase (decrease) in net
         assets ....................      6,503,147         5,525,011    (17,424,068)     6,943,521    (11,122,977)     (3,350,366)

NET ASSETS:
      Beginning of year ............     10,167,139         4,642,128    185,859,245    178,915,724    104,182,992     107,533,358
                                      -------------    --------------  -------------  -------------  -------------   -------------

      End of year ..................  $  16,670,286    $   10,167,139  $ 168,435,177  $ 185,859,245  $  93,060,015   $ 104,182,992
                                      =============    ==============  =============  =============  =============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                   SMITH BARNEY DIVIDEND STRATEGY   SMITH BARNEY GROWTH AND INCOME
SELECT HIGH GROWTH PORTFOLIO   SB GOVERNMENT PORTFOLIO - CLASS A              PORTFOLIO                        PORTFOLIO
----------------------------   ---------------------------------   ------------------------------   ------------------------------
     2005           2004             2005              2004             2005             2004            2005            2004
-------------   ------------   ---------------    --------------   -------------    -------------   -------------    -------------
$    (635,516)  $   (711,355)  $     2,986,506    $    2,352,064   $     193,109    $    (309,475)  $    (435,402)   $    (194,485)
     (834,724)    (1,492,664)         (168,156)          (92,198)     (1,465,774)      (1,558,482)        373,586           13,021

    4,147,273      8,131,873        (2,942,310)         (792,554)        355,981        2,790,130       1,225,128        3,694,079
-------------   ------------   ---------------    --------------   -------------    -------------   -------------    -------------

    2,677,033      5,927,854          (123,960)        1,467,312        (916,684)         922,173       1,163,312        3,512,615
-------------   ------------   ---------------    --------------   -------------    -------------   -------------    -------------

    1,035,321      1,902,545        10,342,014        17,870,016       2,963,974        2,852,003       3,419,720       10,633,111

      468,376      1,142,415         7,810,247        12,902,589       1,746,309        3,044,284       1,724,276        3,535,023
      (71,922)       (77,689)          (48,793)          (49,093)        (40,365)         (44,407)        (30,013)         (28,241)
   (7,191,947)    (6,227,494)      (11,249,832)      (11,170,020)     (4,999,691)      (4,753,468)     (5,985,306)      (5,678,557)

   (3,282,901)    (3,385,505)      (10,273,887)      (21,237,646)     (4,618,050)      (5,349,035)     (3,181,675)      (2,206,499)
     (411,951)      (332,488)         (623,548)       (1,342,208)       (251,473)        (274,547)       (279,377)        (447,527)
-------------   ------------   ---------------    --------------   -------------    -------------   -------------    -------------

   (9,455,024)    (6,978,216)       (4,043,799)       (3,026,362)     (5,199,296)      (4,525,170)     (4,332,375)       5,807,310
-------------   ------------   ---------------    --------------   -------------    -------------   -------------    -------------

   (6,777,991)    (1,050,362)       (4,167,759)       (1,559,050)     (6,115,980)      (3,602,997)     (3,169,063)       9,319,925

   70,397,917     71,448,279       107,914,062       109,473,112      53,586,884       57,189,881      58,464,885       49,144,960
-------------   ------------   ---------------    --------------   -------------    -------------   -------------    -------------

$  63,619,926   $ 70,397,917   $   103,746,303    $  107,914,062   $  47,470,904    $  53,586,884   $  55,295,822    $  58,464,885
=============   ============   ===============    ==============   =============    =============   =============    =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                     MULTIPLE DISCIPLINE PORTFOLIO -
                               SMITH BARNEY PREMIER SELECTIONS  MULTIPLE DISCIPLINE PORTFOLIO - ALL    BALANCED ALL CAP GROWTH AND
                                   ALL CAP GROWTH PORTFOLIO            CAP GROWTH AND VALUE                       VALUE
                               -------------------------------  -----------------------------------  -------------------------------
                                    2005              2004            2005               2004             2005             2004
                               --------------    -------------  ---------------    ----------------  -------------    --------------
OPERATIONS:
   Net investment income
     (loss) .................  $     (267,705)   $    (311,758) $       (44,369)   $         (9,593) $      (8,327)   $       3,460
   Realized gain (loss) .....        (359,181)        (373,011)          95,851               9,752         52,026            6,034
   Change in unrealized gain
     (loss) on investments ..       1,523,854          959,877          104,101             114,203         96,658           74,452
                               --------------    -------------  ---------------    ----------------  -------------    -------------

     Net increase (decrease)
        in net assets
        resulting from
        operations ..........         896,968          275,108          155,583             114,362        140,357           83,946
                               --------------    -------------  ---------------    ----------------  -------------    -------------

UNIT TRANSACTIONS:
   Participant purchase
     payments ...............         481,991        1,072,966        1,312,364           2,123,112      1,897,984        1,758,904
   Participant transfers from
     other funding options ..         260,749          794,722          532,690             427,964        810,502          507,548
   Administrative charges ...         (19,061)         (21,086)            (882)               (134)          (433)             (57)
   Contract surrenders ......      (2,171,290)      (1,798,058)        (106,922)            (19,108)       (99,586)          (8,472)
   Participant transfers to
     other funding options ..      (1,515,330)      (1,133,427)        (303,613)            (62,865)      (422,263)        (130,708)
   Other receipts
      /(payments) ...........         (93,093)         (83,791)               -                   -              -                -
                               --------------    -------------  ---------------    ----------------  -------------    -------------

     Net increase (decrease)
        in net assets
        resulting from unit
        transactions ........      (3,056,034)      (1,168,674)       1,433,637           2,468,969      2,186,204        2,127,215
                               --------------    -------------  ---------------    ----------------  -------------    -------------

     Net increase (decrease)
        in net assets .......      (2,159,066)        (893,566)       1,589,220           2,583,331      2,326,561        2,211,161

NET ASSETS:
     Beginning of year ......      22,124,968       23,018,534        2,583,331                   -      2,211,161                -
                               --------------    -------------  ---------------    ----------------  -------------    -------------

     End of year ............  $   19,965,902    $  22,124,968  $     4,172,551    $      2,583,331  $   4,537,722    $   2,211,161
                               ==============    =============  ===============    ================  =============    =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

MULTIPLE DISCIPLINE PORTFOLIO -   MULTIPLE DISCIPLINE PORTFOLIO -                                         MERCURY LARGE CAP CORE
GLOBAL ALL CAP GROWTH AND VALUE     LARGE CAP GROWTH AND VALUE      CONVERTIBLE SECURITIES PORTFOLIO             PORTFOLIO
-------------------------------   -------------------------------   --------------------------------   ----------------------------
    2005               2004            2005              2004            2005               2004           2005            2004
-------------     -------------   -------------     -------------   --------------     -------------   ------------    ------------
$     (16,566)    $      (3,806)  $     (15,874)    $       1,268   $      227,468     $     181,446   $   (890,421)   $   (554,485)
       36,543             4,103          32,573            14,405          561,788           106,041     (2,356,216)     (2,928,215)

      112,007            75,954          21,858            50,034       (1,087,798)          627,525      9,416,185      11,976,340
-------------     -------------   -------------     -------------   --------------     -------------   ------------    ------------

      131,984            76,251          38,557            65,707         (298,542)          915,012      6,169,548       8,493,640
-------------     -------------   -------------     -------------   --------------     -------------   ------------    ------------

    1,105,111           859,788         349,685           620,275        2,813,457         9,501,152        404,554         910,894

      370,840           380,788         260,124           685,825        2,180,973         3,536,984      1,110,451       1,577,141
         (360)              (37)           (247)              (19)          (5,307)           (3,475)       (66,168)        (69,419)
      (77,229)           (8,782)        (66,651)          (13,544)      (2,204,459)       (1,086,944)    (7,017,541)     (5,408,486)

     (196,527)           (3,433)       (178,919)          (73,896)      (2,228,762)       (2,172,060)    (4,470,432)     (2,895,892)
            -           (10,342)              -                 -          (27,161)          (68,979)      (495,254)       (460,266)
-------------     -------------   -------------     -------------   --------------     -------------   ------------    ------------

    1,201,835         1,217,982         363,992         1,218,641          528,741         9,706,678    (10,534,390)     (6,346,028)
-------------     -------------   -------------     -------------   --------------     -------------   ------------    ------------

    1,333,819         1,294,233         402,549         1,284,348          230,199        10,621,690     (4,364,842)      2,147,612

    1,294,233                 -       1,284,348                 -       23,919,452        13,297,762     66,194,512      64,046,900
-------------     -------------   -------------     -------------   --------------     -------------   ------------    ------------

$   2,628,052     $   1,294,233   $   1,686,897     $   1,284,348   $   24,149,651     $  23,919,452   $ 61,829,670    $ 66,194,512
=============     =============   =============     =============   ==============     =============   ============    ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                      MFS MID CAP GROWTH PORTFOLIO   MFS TOTAL RETURN PORTFOLIO   PIONEER STRATEGIC INCOME PORTFOLIO
                                      ----------------------------  ----------------------------  ----------------------------------
                                          2005           2004            2005          2004             2005             2004
                                      -------------  -------------  -------------  -------------  ---------------  ----------------
OPERATIONS:
   Net investment income (loss) ....  $    (990,026) $  (1,082,575) $   1,294,871  $   2,399,535  $     1,031,451  $        461,494
   Realized gain (loss) ............    (10,602,869)    (9,255,114)    10,307,436      5,444,748            9,333            36,232
   Change in unrealized gain
      (loss) on investments ........     12,172,002     19,221,560     (8,723,634)     9,605,666         (593,939)         (104,889)
                                      -------------  -------------  -------------  -------------  ---------------  ----------------

      Net increase (decrease) in net
         assets resulting from
         operations ................        579,107      8,883,871      2,878,673     17,449,949          446,845           392,837
                                      -------------  -------------  -------------  -------------  ---------------  ----------------

UNIT TRANSACTIONS:
   Participant purchase payments ...      1,431,550      2,378,270     18,156,932     24,364,240       21,605,729         6,719,620
   Participant transfers from other
      funding options ..............      1,115,367      2,867,617     16,253,599     16,760,007        9,127,379         2,338,669
   Administrative charges ..........        (85,166)       (93,372)      (108,083)      (104,463)          (3,787)             (201)
   Contract surrenders .............     (8,079,409)    (7,426,319)   (21,430,580)   (15,970,975)      (1,459,725)         (161,839)
   Participant transfers to other
      funding options ..............     (5,512,468)    (4,297,775)   (11,326,098)    (8,758,041)      (2,950,580)       (1,529,920)
   Other receipts/(payments) .......       (403,489)      (511,289)    (1,366,214)    (1,560,969)         (49,318)          (21,815)
                                      -------------  -------------  -------------  -------------  ---------------  ----------------

      Net increase (decrease) in
         net assets resulting from
         unit transactions .........    (11,533,615)    (7,082,868)       179,556     14,729,799       26,269,698         7,344,514
                                      -------------  -------------  -------------  -------------  ---------------  ----------------

      Net increase (decrease) in
         net assets ................    (10,954,508)     1,801,003      3,058,229     32,179,748       26,716,543         7,737,351

NET ASSETS:
      Beginning of year ............     78,266,016     76,465,013    199,605,922    167,426,174        7,737,351                 -
                                      -------------  -------------  -------------  -------------  ---------------  ----------------

      End of year ..................  $  67,311,508  $  78,266,016  $ 202,664,151  $ 199,605,922  $    34,453,894  $      7,737,351
                                      =============  =============  =============  =============  ===============  ================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

TRAVELERS MANAGED INCOME       U.S. GOVERNMENT SECURITIES  EQUITY AND INCOME PORTFOLIO-
      PORTFOLIO                        PORTFOLIO                     CLASS II            U.S. REAL ESTATE PORTFOLIO - CLASS I
-----------------------------  --------------------------  ----------------------------  ------------------------------------
     2005            2004           2005          2004          2005           2004           2005                2004
-------------   -------------  -------------  -----------  -------------  -------------  -------------    -------------------
$     899,516   $   1,405,764  $     (26,872) $         -  $  (1,064,915) $    (733,330) $     (31,421)   $                 -
     (145,809)        (31,472)       (10,985)           -      1,118,331        104,118         62,186                      -

     (897,083)       (931,005)        23,764            -      6,447,937      5,975,952        532,577                      -
-------------   -------------  -------------  -----------  -------------  -------------  -------------    -------------------

     (143,376)        443,287        (14,093)           -      6,501,353      5,346,740        563,342                      -
-------------   -------------  -------------  -----------  -------------  -------------  -------------    -------------------

    8,799,910      20,453,005      3,053,602            -     49,271,062     44,973,584      4,235,574                      -

    3,839,772       3,559,859      3,551,079            -     20,318,871      8,894,063      6,831,005                      -
      (12,812)         (9,202)          (404)           -        (20,307)        (4,652)        (1,978)                     -
   (3,957,540)     (2,595,457)      (108,893)           -     (6,110,446)    (2,139,538)      (212,586)                     -

   (7,687,167)     (9,180,186)    (1,291,196)           -     (5,019,856)    (3,044,337)      (662,829)                     -
      (41,620)        (48,690)        (8,540)           -       (327,825)        66,222              -                      -
-------------   -------------  -------------  -----------  -------------  -------------  -------------    -------------------

      940,543      12,179,329      5,195,648            -     58,111,499     48,745,342     10,189,186                      -
-------------   -------------  -------------  -----------  -------------  -------------  -------------    -------------------

      797,167      12,622,616      5,181,555            -     64,612,852     54,092,082     10,752,528                      -

   45,444,219      32,821,603              -            -     72,970,647     18,878,565              -                      -
-------------   -------------  -------------  -----------  -------------  -------------  -------------    -------------------

$  46,241,386   $  45,444,219  $   5,181,555  $         -  $ 137,583,499  $  72,970,647  $  10,752,528    $                 -
=============   =============  =============  ===========  =============  =============  =============    ===================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                       SB ADJUSTABLE RATE INCOME   SMITH BARNEY AGGRESSIVE GROWTH   SMITH BARNEY HIGH INCOME
                                       PORTFOLIO - CLASS I SHARES             PORTFOLIO                     PORTFOLIO
                                       --------------------------  ------------------------------  ---------------------------
                                           2005          2004           2005           2004            2005           2004
                                       ------------  ------------  -------------  ---------------  -------------  ------------
OPERATIONS:
   Net investment income (loss) ....   $     55,333  $      4,396  $  (5,883,278) $    (5,065,761) $   5,958,411  $  5,754,128
   Realized gain (loss) ............          1,892           816      1,397,467        1,179,711       (764,598)     (465,721)
   Change in unrealized gain (loss)
      on investments ...............        (42,567)       (8,482)    41,767,609       30,874,596     (4,265,579)    1,360,230
                                       ------------  ------------  -------------  ---------------  -------------  ------------

      Net increase (decrease) in
         net assets resulting
         from operations ...........         14,658        (3,270)    37,281,798       26,988,546        928,234     6,648,637
                                       ------------  ------------  -------------  ---------------  -------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ...      1,918,940     1,106,685     43,632,330       71,068,836     16,535,078    19,505,816
   Participant transfers from
      other funding options ........        503,640     1,718,405     14,805,575       20,496,145      6,571,392     7,997,278
   Administrative charges ..........           (332)          (83)      (267,277)        (239,586)       (40,365)      (37,868)
   Contract surrenders .............       (328,511)      (19,024)   (34,219,675)     (25,850,324)    (9,001,225)   (7,411,888)
   Participant transfers to other
      funding options ..............       (424,037)   (1,550,203)   (22,555,508)     (12,385,631)    (8,866,941)   (7,163,822)
   Other receipts/(payments) .......              -             -     (1,409,151)      (1,050,045)      (577,204)     (899,004)
                                       ------------  ------------  -------------  ---------------  -------------  ------------

      Net increase (decrease) in net
         assets resulting from
         unit transactions .........      1,669,700     1,255,780        (13,706)      52,039,395      4,620,735    11,990,512
                                       ------------  ------------  -------------  ---------------  -------------  ------------

      Net increase (decrease) in net
         assets ....................      1,684,358     1,252,510     37,268,092       79,027,941      5,548,969    18,639,149

NET ASSETS:
      Beginning of year ............      1,252,510             -    372,018,059      292,990,118     86,777,700    68,138,551
                                       ------------  ------------  -------------  ---------------  -------------  ------------

      End of year ..................   $  2,936,868  $  1,252,510  $ 409,286,151  $   372,018,059  $  92,326,669  $ 86,777,700
                                       ============  ============  =============  ===============  =============  ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

SMITH BARNEY INTERNATIONAL ALL   SMITH BARNEY LARGE CAP VALUE          SMITH BARNEY LARGE         SMITH BARNEY MID CAP CORE
     CAP GROWTH PORTFOLIO                  PORTFOLIO            CAPITALIZATION GROWTH PORTFOLIO           PORTFOLIO
------------------------------   ----------------------------   -------------------------------   --------------------------
    2005              2004           2005            2004             2005            2004            2005          2004
-------------    -------------   -------------   ------------   ---------------  --------------   ------------  ------------
$     (44,869)   $    (222,843)  $     104,613   $    387,383   $      (439,749) $     (343,156)  $   (351,594) $   (525,917)
   (1,375,186)      (1,830,798)       (977,140)    (1,628,057)          360,766         145,828      3,481,771       257,403

    5,942,446        8,895,561       4,791,069      8,906,806         1,119,475        (268,546)      (709,973)    3,248,806
-------------    -------------   -------------   ------------   ---------------  --------------   ------------  ------------

    4,522,391        6,841,920       3,918,542      7,666,132         1,040,492        (465,874)     2,420,204     2,980,292
-------------    -------------   -------------   ------------   ---------------  --------------   ------------  ------------

    1,753,293        2,844,801       1,673,073      1,805,701         1,879,350       7,693,051      3,067,758     5,761,004

    1,732,367        2,363,035         850,021      2,067,023         2,197,188       5,048,878      1,589,437     3,073,807
      (48,375)         (48,621)        (77,018)       (83,870)          (15,639)        (13,070)       (20,667)      (18,390)
   (4,430,985)      (3,675,393)     (9,765,945)    (7,886,584)       (2,895,076)     (2,187,252)    (2,904,179)   (2,396,745)

   (3,238,658)      (3,123,496)     (3,705,894)    (3,794,391)       (2,539,853)     (3,003,306)    (2,584,810)   (2,350,561)
     (286,052)        (263,276)       (748,010)    (1,066,308)         (156,648)        (58,905)       (98,904)      (77,922)
-------------    -------------   -------------   ------------   ---------------  --------------   ------------  ------------

   (4,518,410)      (1,902,950)    (11,773,773)    (8,958,429)       (1,530,678)      7,479,396       (951,365)    3,991,193
-------------    -------------   -------------   ------------   ---------------  --------------   ------------  ------------

        3,981        4,938,970      (7,855,231)    (1,292,297)         (490,186)      7,013,522      1,468,839     6,971,485

   48,698,484       43,759,514      90,372,756     91,665,053        31,286,529      24,273,007     37,422,229    30,450,744
-------------    -------------   -------------   ------------   ---------------  --------------   ------------  ------------

$  48,702,465    $  48,698,484   $  82,517,525   $ 90,372,756   $    30,796,343  $   31,286,529   $ 38,891,068  $ 37,422,229
=============    =============   =============   ============   ===============  ==============   ============  ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                      SMITH BARNEY MONEY MARKET                                    COMSTOCK PORTFOLIO-CLASS II
                                              PORTFOLIO          SOCIAL AWARENESS STOCK PORTFOLIO            SHARES
                                      -------------------------  --------------------------------  ----------------------------
                                          2005        2004            2005             2004             2005           2004
                                      -----------  ------------  -------------  -----------------  -------------   ------------
OPERATIONS:
   Net investment income (loss) ...   $   950,502  $   (575,794) $    (190,892) $       (165,120)  $  (1,200,050)  $ (1,224,874)
   Realized gain (loss) ...........             -             -        (49,395)         (157,545)      6,811,431        389,232
   Change in unrealized gain
      (loss)
      on investments ..............             -             -        828,582         1,436,564        (448,222)    24,393,008
                                      -----------  ------------  -------------  ----------------   -------------   ------------
      Net increase (decrease) in
         net assets resulting
         from operations ..........       950,502      (575,794)       588,295         1,113,899       5,163,159     23,557,366
                                      -----------  ------------  -------------  ----------------   -------------   ------------
UNIT TRANSACTIONS:
   Participant purchase
      payments ....................    24,426,168    33,430,011      1,010,418         2,890,048      28,990,336     26,519,085
   Participant transfers from
      other funding options .......    12,110,020    18,369,121        499,990           864,954      16,298,186     14,193,582
   Administrative charges .........       (38,122)      (43,546)       (15,292)          (15,543)        (97,755)       (87,394)
   Contract surrenders ............   (13,350,708)  (14,685,919)    (2,246,748)       (1,747,261)    (16,190,535)   (12,556,309)
   Participant transfers to
      other funding options .......   (36,035,824)  (47,859,046)    (1,815,169)         (903,692)    (10,736,790)    (6,972,425)
   Other receipts/(payments) ......    (1,140,174)     (720,987)      (162,201)         (107,622)       (811,314)    (1,477,923)
                                      -----------  ------------  -------------  ----------------   -------------   ------------
      Net increase (decrease)
         in net assets
         resulting from unit
            transactions ..........   (14,028,640)  (11,510,366)    (2,729,002)          980,884      17,452,128     19,618,616

      Net increase (decrease)
          in net assets ...........   (13,078,138)  (12,086,160)    (2,140,707)        2,094,783      22,615,287     43,175,982

NET ASSETS:
      Beginning of year ...........    86,889,511    98,975,671     24,444,441        22,349,658     180,625,325    137,449,343
                                      -----------  ------------  -------------  ----------------   -------------   ------------

      End of year .................   $73,811,373  $ 86,889,511  $  22,303,734  $     24,444,441   $ 203,240,612   $180,625,325
                                      ===========  ============  =============  ================   =============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 EMERGING GROWTH PORTFOLIO-CLASS  GROWTH AND INCOME PORTFOLIO-   SMITH BARNEY SMALL CAP GROWTH  EQUITY - INCOME PORTFOLIO-SERVICE
            II SHARES                    CLASS II SHARES            OPPORTUNITIES PORTFOLIO                  CLASS 2
 -------------------------------  -----------------------------  ----------------------------   ---------------------------------
      2005            2004             2005           2004            2005            2004           2005              2004
 --------------  ---------------  -------------  --------------  --------------  -------------  --------------  -----------------
$    (1,014,977) $    (1,025,879) $    (925,392) $     (896,140) $     (257,160) $    (226,604) $      (30,790) $         (23,747)
     (3,072,589)      (2,615,667)     4,318,318         627,083       2,124,203        564,296         307,278             75,440

      8,004,016        7,180,284      6,933,802      13,877,096      (1,347,960)     1,752,915          67,016            478,903
---------------  ---------------  -------------  --------------  --------------  -------------  --------------  -----------------

      3,916,450        3,538,738     10,326,728      13,608,039         519,083      2,090,607         343,504            530,596
---------------  ---------------  -------------  --------------  --------------  -------------  --------------  -----------------

      2,934,926        5,452,697     14,178,256      14,506,748         842,457      2,046,288       1,872,154          1,954,228

      1,518,707        3,227,939     10,524,483       8,589,580       1,718,824      3,198,027         960,528            719,699
        (60,211)         (62,916)       (63,402)        (56,819)        (11,217)       (10,460)         (2,094)            (1,550)
     (6,251,366)      (6,116,388)   (11,851,714)     (9,721,818)     (1,710,451)    (1,238,372)       (437,539)          (293,337)

     (4,745,058)      (3,321,794)    (7,070,282)     (6,230,776)     (2,145,654)    (2,732,218)       (486,653)          (424,425)
       (364,918)        (434,239)    (1,422,827)     (1,351,974)        (62,652)       (80,250)         (8,031)            (6,037)
---------------  ---------------  -------------  --------------  --------------  -------------  --------------  -----------------

     (6,967,920)      (1,254,701)     4,294,514       5,734,941      (1,368,693)     1,183,015       1,898,365          1,948,578
---------------  ---------------  -------------  --------------  --------------  -------------  --------------  -----------------

     (3,051,470)       2,284,037     14,621,242      19,342,980        (849,610)     3,273,622       2,241,869          2,479,174

     72,021,541       69,737,504    125,306,451     105,963,471      18,090,964     14,817,342       6,693,881          4,214,707
---------------  ---------------  -------------  --------------  --------------  -------------  --------------  -----------------

$    68,970,071  $    72,021,541  $ 139,927,693  $  125,306,451  $   17,241,354  $  18,090,964  $    8,935,750  $       6,693,881
===============  ===============  =============  ==============  ==============  =============  ==============  =================

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                               MID CAP PORTFOLIO - SERVICE CLASS
                                                         GROWTH PORTFOLIO - SERVICE CLASS 2                    2
                                                         ----------------------------------   ----------------------------------
                                                               2005               2004             2005              2004
                                                         ---------------    ---------------   --------------   -----------------
OPERATIONS:
   Net investment income (loss) ......................   $       (39,443)   $       (32,282)  $     (271,072)  $        (109,368)
   Realized gain (loss) ..............................            25,941             10,508          426,602              73,679
   Change in unrealized gain (loss)
      on investments .................................           127,089             66,790        2,636,139           1,703,778
                                                         ---------------    ---------------   --------------   -----------------

      Net increase (decrease) in net assets
         resulting from operations ...................           113,587             45,016        2,791,669           1,668,089
                                                         ---------------    ---------------   --------------   -----------------

UNIT TRANSACTIONS:
   Participant purchase payments .....................           732,933            592,285        6,220,729           4,084,840
   Participant transfers from other
      funding options ................................           396,448            148,917        8,052,327           2,496,413
   Administrative charges ............................            (1,065)              (784)          (5,610)             (1,918)
   Contract surrenders ...............................          (146,681)           (67,426)      (1,048,864)           (324,010)
   Participant transfers to other
      funding options ................................          (162,457)           (49,828)      (2,330,975)           (750,296)
   Other receipts/(payments) .........................            (9,852)            (9,887)         (43,696)             39,473
                                                         ---------------    ---------------   --------------   -----------------

      Net increase (decrease) in net assets
         resulting from unit transactions ............           809,326            613,277       10,843,911           5,544,502
                                                         ---------------    ---------------   --------------   -----------------

      Net increase (decrease) in net assets ..........           922,913            658,293       13,635,580           7,212,591

NET ASSETS:
      Beginning of year ..............................         2,414,580          1,756,287       10,995,238           3,782,647
                                                         ---------------    ---------------   --------------   -----------------

      End of year ....................................   $     3,337,493    $     2,414,580   $   24,630,818   $      10,995,238
                                                         ===============    ===============   ==============   =================

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The MFS Total Return Portfolio, Pioneer Strategic Income Portfolio and Travelers Managed Income Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

      The Travelers Separate Account PF II for Variable Annuities ("Separate Account PF II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Separate Account PF II, established on July 30, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account PF II are Travelers Life & Annuity PrimElite Annuity and Travelers Life & Annuity PrimElite II.

      Participant purchase payments applied to Separate Account PF II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account PF II were:

         AIM Variable Insurance Funds, Delaware business trust
            AIM V.I. Capital Appreciation Fund - Series II
            AIM V.I. Premier Equity Fund - Series II
         AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
            AllianceBernstein Global Technology Portfolio - Class B (Formerly AllianceBernstein Technology Portfolio - Class B) AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly AllianceBernstein Premier Growth Portfolio - Class B)
         American Funds Insurance Series, Massachusetts business trust
            Global Growth Fund - Class 2 Shares
            Growth Fund - Class 2 Shares
            Growth-Income Fund - Class 2 Shares
         Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
            Mutual Shares Securities Fund - Class 2 Shares
            Templeton Growth Securities Fund - Class 2 Shares
         Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The Company
            Appreciation Portfolio
            Fundamental Value Portfolio
            Smith Barney Capital and Income Portfolio
         Oppenheimer Variable Account Funds, Massachusetts business trust
            Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Main Street Fund/VA - Service Shares
         Pioneer Variable Contracts Trust, Massachusetts business trust
            Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Putnam Variable Trust, Massachusetts business trust
            Putnam VT International Equity Fund - Class IB Shares
            Putnam VT Small Cap Value Fund - Class IB Shares
         Smith Barney Allocation Series Inc., Maryland business trust
            Select Balanced Portfolio
            Select Growth Portfolio
            Select High Growth Portfolio
         Smith Barney Investment Series, Massachusetts business trust
            SB Government Portfolio - Class A
            Smith Barney Dividend Strategy Portfolio
            Smith Barney Growth and Income Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio

         Smith Barney Multiple Discipline Trust, Massachusetts business trust
            Multiple Discipline Portfolio - All Cap Growth and Value
            Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
         The Travelers Series Trust, Massachusetts business trust, Affiliate of The Company
            Convertible Securities Portfolio
            Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap
               Core Portfolio)
            MFS Mid Cap Growth Portfolio
            MFS Total Return Portfolio
            Pioneer Strategic Income Portfolio
            Travelers Managed Income Portfolio
            U.S. Government Securities Portfolio
         The Universal Institutional Funds, Inc., Maryland business trust
            Equity and Income Portfolio - Class II
            U.S. Real Estate Portfolio - Class I
         Travelers Series Fund Inc., Maryland business trust
            SB Adjustable Rate Income Portfolio - Class I Shares
            Smith Barney Aggressive Growth Portfolio
            Smith Barney High Income Portfolio
            Smith Barney International All Cap Growth Portfolio
            Smith Barney Large Cap Value Portfolio
            Smith Barney Large Capitalization Growth Portfolio
            Smith Barney Mid Cap Core Portfolio
            Smith Barney Money Market Portfolio
            Social Awareness Stock Portfolio
         Van Kampen Life Investment Trust, Delaware business trust
            Comstock Portfolio - Class II Shares
            Emerging Growth Portfolio - Class II Shares
            Growth and Income Portfolio - Class II Shares
         Variable Annuity Portfolios, Massachusetts business trust
            Smith Barney Small Cap Growth Opportunities Portfolio
         Variable Insurance Products Fund, Massachusetts business trust
            Equity - Income Portfolio - Service Class 2
            Growth Portfolio - Service Class 2
            Mid Cap Portfolio - Service Class 2

New Funds in 2005 included above:

   Smith Barney Capital and Income Portfolio   Greenwich Street Series Fund              5/2/2005
   U.S. Government Securities Portfolio        The Travelers Series Trust                5/2/2005
   U.S. Real Estate Portfolio - Class I        The Universal Institutional Funds, Inc.   5/2/2005

      Not all funds may be available in all states or to all contract owners.

      This report is prepared for the general information of contract owners and is not an offer of units of Separate Account PF II or shares of Separate Account PF II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account PF II product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Separate Account PF II in the preparation of its financial statements.

      Investments are valued daily at the net asset values per share of the underlying funds. Short-Term investments are reported at fair value based on quoted market prices. Short-Term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

      Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

      The operations of Separate Account PF II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account PF II. Separate Account PF II is not taxed as a "regulated investment company" under Subchapter M of the Code.

      In 2001, Separate Account PF II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

      The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values:

         - Mortality and Expense Risks assumed by The Company (M&E)

         - Administrative fees paid for administrative expenses (ADM)

         - Enhanced Stepped-up Provision, if elected by the contract owner (ESP)

      The table below displays separate account charges with their associated products offered in this Separate Account for each funding option:

SEPARATE ACCOUNT                 PF II
--------------------------------------------------------------------------------------------
                                                 Asset-based Charges
                                                --------------------------------------------
                                                                        Optional
                                                                        --------     Total
  Separate Account Charge (1)    Product           M&E         ADM        ESP        Charge
------------------------------   ------------   ---------   ---------   --------   ---------
Separate Account Charge 1.40%    PrimElite        1.25%       0.15%                  1.40%

Separate Account Charge 1.65%    PrimElite II     1.50%       0.15%                  1.65%

Separate Account Charge 1.90%    PrimElite II     1.50%       0.15%      0.25%       1.90%

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

      An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows:

      Product        Administrative Charge
      ------------   ------------------------------------------

      PrimElite      $30
      PrimElite II   $30 for contract values less than $50,000

      No sales charges are deducted from participant purchase payments when they are received. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the contract for eight years. The maximum charge, applied to the amount withdrawn, is 8% decreasing to 0% in years nine and later and assessed through the redemption of units.

      Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximum charge, applied to the amount withdrawn, is 8% decreasing to 0% in years nine and later and assessed through the redemption of units.

      For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                ----------------------------------------------------
                                                                                  NO. OF       MARKET       COST OF       PROCEEDS
                                                                                  SHARES        VALUE      PURCHASES     FROM SALES
INVESTMENTS                                                                     ----------  ------------  -----------  -------------
AIM VARIABLE INSURANCE FUNDS (0.1%)
   AIM V.I. Capital Appreciation Fund - Series II (Cost $1,175,971)                 59,585  $  1,455,664  $   229,953  $     172,249
   AIM V.I. Premier Equity Fund - Series II (Cost $1,274,328)                       65,598     1,454,967      278,991        102,548
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $2,450,299)                                                      125,183     2,910,631      508,944        274,797
                                                                                ----------  ------------  -----------  -------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
   AllianceBernstein Global Technology Portfolio - Class B (Cost $1,326,850)       100,046     1,563,724      272,169        232,805
   AllianceBernstein Large-Cap Growth Portfolio - Class B (Cost $1,369,501)         63,159     1,676,249      618,479        273,873
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $2,696,351)                                                      163,205     3,239,973      890,648        506,678
                                                                                ----------  ------------  -----------  -------------

AMERICAN FUNDS INSURANCE SERIES (1.9%)
   Global Growth Fund - Class 2 Shares (Cost $7,272,370)                           439,441     8,577,891    4,071,032        220,749
   Growth Fund - Class 2 Shares (Cost $26,137,675)                                 519,814    30,658,609   15,368,357        281,779
   Growth-Income Fund - Class 2 Shares (Cost $23,789,464)                          676,046    25,770,890   12,365,982        547,365
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $57,199,509)                                                   1,635,301    65,007,390   31,805,371      1,049,893
                                                                                ----------  ------------  -----------  -------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (2.0%)
   Mutual Shares Securities Fund - Class 2 Shares (Cost $40,484,357)             2,571,095    46,716,799   22,049,526        245,074
   Templeton Growth Securities Fund - Class 2 Shares (Cost $19,511,964)          1,672,093    23,091,604    9,947,363        506,351
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $59,996,321)                                                   4,243,188    69,808,403   31,996,889        751,425
                                                                                ----------  ------------  -----------  -------------

GREENWICH STREET SERIES FUND (23.5%)
   Appreciation Portfolio (Cost $409,628,865)                                   18,782,588   455,102,108   11,368,994     31,140,885
   Fundamental Value Portfolio (Cost $300,333,762)                              15,982,133   329,711,402   39,499,497     12,487,567
   Smith Barney Capital and Income Portfolio (Cost $21,738,387)                  2,057,708    21,873,437   21,939,720        206,510
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $731,701,014)                                                 36,822,429   806,686,947   72,808,211     43,834,962
                                                                                ----------  ------------  -----------  -------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.4%)
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $5,338,444)     168,513     6,442,262    1,199,258        694,721
   Oppenheimer Main Street Fund/VA - Service Shares (Cost $6,714,551)              383,537     8,295,902      993,436        947,610
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $12,052,995)                                                     552,050    14,738,164    2,192,694      1,642,331
                                                                                ----------  ------------  -----------  -------------

PIONEER VARIABLE CONTRACTS TRUST (0.7%)
   Pioneer Fund VCT Portfolio - Class II Shares (Cost $2,565,569)                  140,665     3,022,899      781,068        555,296
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $19,381,839)        883,847    21,848,689   11,884,806        871,905
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $21,947,408)                                                   1,024,512    24,871,588   12,665,874      1,427,201
                                                                                ----------  ------------  -----------  -------------

PUTNAM VARIABLE TRUST (0.6%)
   Putnam VT International Equity Fund - Class IB Shares (Cost $3,470,284)         265,518     4,317,317    1,480,155        308,004
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $14,065,990)             727,041    16,671,043    7,480,215      1,276,417
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $17,536,274)                                                     992,559    20,988,360    8,960,370      1,584,421
                                                                                ----------  ------------  -----------  -------------

SMITH BARNEY ALLOCATION SERIES INC. (9.5%)
   Select Balanced Portfolio (Cost $164,134,891)                                14,154,785   168,441,946    5,856,012     23,507,345
   Select Growth Portfolio (Cost $101,308,639)                                   8,673,219    93,063,637    1,891,005     15,807,715
   Select High Growth Portfolio (Cost $64,619,852)                               4,864,097    63,622,388      868,824     10,956,902
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $330,063,382)                                                 27,692,101   325,127,971    8,615,841     50,271,962
                                                                                ----------  ------------  -----------  -------------

SMITH BARNEY INVESTMENT SERIES (6.6%)
   SB Government Portfolio - Class A (Cost $109,150,838)                         9,449,082   103,750,921   10,255,660     11,308,336
   Smith Barney Dividend Strategy Portfolio (Cost $56,843,635)                   5,462,928    47,472,842    2,546,465      7,550,714
   Smith Barney Growth and Income Portfolio (Cost $50,455,562)                   5,625,452    55,298,188    1,931,006      6,696,416
   Smith Barney Premier Selections All Cap Growth Portfolio (Cost $20,669,060)   1,550,208    19,966,684      327,784      3,650,740
                                                                                ----------  ------------  -----------  -------------
      Total (Cost $237,119,095)                                                 22,087,670   226,488,635   15,060,915     29,206,206
                                                                                ----------  ------------  -----------  -------------

                                                                                  FOR THE YEAR ENDED DECEMBER 31, 2005 (CONTINUED)
                                                                               -----------------------------------------------------
                                                                                  NO. OF        MARKET        COST OF     PROCEEDS
                                                                                  SHARES         VALUE       PURCHASES   FROM SALES
INVESTMENTS                                                                    ------------  ------------  ------------  -----------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST (0.4%)
   Multiple Discipline Portfolio - All Cap Growth and Value (Cost $3,954,440)       273,802  $  4,172,743  $  1,821,716  $   350,222
   Multiple Discipline Portfolio -
      Balanced All Cap Growth and Value (Cost$4,366,820)                            337,393     4,537,930     2,566,415      348,671
   Multiple Discipline Portfolio -
      Global All Cap Growth and Value (Cost $2,440,212)                             162,534     2,628,174     1,358,949      146,584
   Multiple Discipline Portfolio -
      Large Cap Growth and Value (Cost $1,615,087)                                  115,309     1,686,977       598,786      227,974
                                                                               ------------  ------------  ------------  -----------
      Total (Cost $12,376,559)                                                      889,038    13,025,824     6,345,866    1,073,451
                                                                               ------------  ------------  ------------  -----------

THE TRAVELERS SERIES TRUST (12.9%)
   Convertible Securities Portfolio (Cost $23,578,099)                            2,038,039    24,150,759     4,130,637    2,939,787
   Mercury Large Cap Core Portfolio (Cost $68,709,999)                            6,097,837    61,832,069       395,244   11,817,656
   MFS Mid Cap Growth Portfolio (Cost $115,533,558)                               8,320,660    67,314,136       238,710   12,759,723
   MFS Total Return Portfolio (Cost $201,631,346)                                12,328,019   202,672,631    25,802,828   14,818,913
   Pioneer Strategic Income Portfolio (Cost $35,154,288)                          3,692,975    34,455,459    28,089,631      786,917
   Travelers Managed Income Portfolio (Cost $48,596,875)                          4,192,521    46,243,506     7,692,106    5,849,927
   U.S. Government Securities Portfolio (Cost $5,158,022)                           389,901     5,181,786     6,312,300    1,142,758
                                                                               ------------  ------------  ------------  -----------
      Total (Cost $498,362,187)                                                  37,059,952   441,850,346    72,661,456   50,115,681
                                                                               ------------  ------------  ------------  -----------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (4.3%)
   Equity and Income Portfolio - Class II (Cost $123,986,633)                    10,050,385   137,589,770    58,619,339      487,008
   U.S. Real Estate Portfolio - Class I (Cost $10,220,426)                          465,901    10,753,003    10,455,582      240,527
                                                                               ------------  ------------  ------------  -----------
      Total (Cost $134,207,059)                                                  10,516,286   148,342,773    69,074,921      727,535
                                                                               ------------  ------------  ------------  -----------

TRAVELERS SERIES FUND INC. (23.4%)
   SB Adjustable Rate Income Portfolio - Class I Shares (Cost $2,988,052)           295,473     2,937,002     2,219,914      494,746
   Smith Barney Aggressive Growth Portfolio (Cost $350,645,041)                  27,525,464   409,303,653    13,858,146   19,725,803
   Smith Barney High Income Portfolio (Cost $106,353,469)                        12,949,597    92,330,624    17,871,080    7,287,979
   Smith Barney International All Cap Growth Portfolio (Cost $55,264,894)         3,405,903    48,704,414     1,384,749    5,946,079
   Smith Barney Large Cap Value Portfolio (Cost $84,966,303)                      4,363,868    82,520,742     1,764,469   13,430,412
   Smith Barney Large Capitalization Growth Portfolio (Cost $26,491,397)          2,039,582    30,797,686     1,911,786    3,880,871
   Smith Barney Mid Cap Core Portfolio (Cost $32,654,518)                         2,723,582    38,892,753     5,070,432    3,558,441
   Smith Barney Money Market Portfolio (Cost $73,814,489)                        73,814,489    73,814,489    16,149,934   29,155,474
   Social Awareness Stock Portfolio (Cost $21,709,359)                              885,457    22,304,661       881,570    3,800,537
                                                                               ------------  ------------  ------------  -----------
      Total (Cost $754,887,522)                                                 128,003,415   801,606,024    61,112,080   87,280,342
                                                                               ------------  ------------  ------------  -----------

VAN KAMPEN LIFE INVESTMENT TRUST (12.0%)
   Comstock Portfolio - Class II Shares (Cost $171,542,094)                      14,890,058   203,249,296    28,165,425    5,916,254
   Emerging Growth Portfolio - Class II Shares (Cost $86,740,246)                 2,480,148    68,972,915       874,680    8,854,733
   Growth and Income Portfolio - Class II Shares (Cost $110,414,913)              6,839,376   139,933,637    13,459,418    6,991,566
                                                                               ------------  ------------  ------------  -----------
      Total (Cost $368,697,253)                                                  24,209,582   412,155,848    42,499,523   21,762,553
                                                                               ------------  ------------  ------------  -----------

VARIABLE ANNUITY PORTFOLIOS (0.5%)
   Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $15,450,064)                                                    1,590,596    17,242,065     3,187,736    3,144,056
                                                                               ------------  ------------  ------------  -----------

VARIABLE INSURANCE PRODUCTS FUND (1.1%)
   Equity - Income Portfolio - Service Class 2 (Cost $7,784,583)                    355,032     8,936,160     2,724,158      618,878
   Growth Portfolio - Service Class 2 (Cost $2,901,101)                             100,260     3,337,648     1,024,981      254,943
   Mid Cap Portfolio - Service Class 2 (Cost $19,442,536)                           710,468    24,631,931    11,973,872    1,209,127
                                                                               ------------  ------------  ------------  -----------
      Total (Cost $30,128,220)                                                    1,165,760    36,905,739    15,723,011    2,082,948
                                                                               ------------  ------------  ------------  -----------

5. FINANCIAL HIGHLIGHTS

                                         YEAR            UNIT VALUE      NET    INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        ENDED   UNITS     LOWEST TO    ASSETS       INCOME          LOWEST TO          LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund
      - Series II                        2005    1,375  1.043 - 1.300    1,456          -          1.40 - 1.90           4.25 - 6.80
                                         2004    1,307  0.979 - 0.986    1,287          -          1.65 - 1.90           4.37 - 4.56
                                         2003      955  0.938 - 0.943      899          -          1.65 - 1.90         26.76 - 27.09
                                         2002      418  0.740 - 0.742      310          -          1.65 - 1.90     (25.80) - (20.94)

   AIM V.I. Premier Equity Fund
      - Series II                        2005    1,613  0.895 - 0.904    1,455       0.70          1.65 - 1.90          3.47 - 3.67
                                         2004    1,395  0.865 - 0.872    1,214       0.37          1.65 - 1.90          3.47 - 3.81
                                         2003    1,129  0.836 - 0.840      948       0.31          1.65 - 1.90        22.58 - 22.81
                                         2002      654  0.682 - 0.684      447       0.68          1.65 - 1.90     (31.60) - (26.82)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Global Technology
      Portfolio - Class B                2005    1,867  0.830 - 0.839    1,564          -          1.65 - 1.90           1.72 - 2.07
                                         2004    1,781  0.816 - 0.822    1,463          -          1.65 - 1.90           3.03 - 3.27
                                         2003    1,399  0.792 - 0.796    1,112          -          1.65 - 1.90         41.18 - 41.39
                                         2002      359  0.561 - 0.563      202          -          1.65 - 1.90     (43.70) - (39.81)
   AllianceBernstein Large-Cap Growth
      Portfolio - Class B                2005    1,586  0.981 - 1.339    1,676          -          1.40 - 1.90         12.63 - 13.19
                                         2004    1,308  0.871 - 0.877    1,147          -          1.65 - 1.90           6.35 - 6.56
                                         2003    1,025  0.819 - 0.823      844          -          1.65 - 1.90         20.97 - 21.39
                                         2002      356  0.677 - 0.678      242          -          1.65 - 1.90     (32.20) - (23.93)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund - Class 2 Shares   2005    5,300  1.610 - 1.620    8,577       0.65          1.65 - 1.90         11.96 - 12.19
                                         2004    2,643  1.438 - 1.444    3,814       0.42          1.65 - 1.90         11.39 - 11.68
                                         2003      605  1.291 - 1.293      782       0.01          1.65 - 1.90         19.98 - 20.62

   Growth Fund - Class 2 Shares          2005   19,473  1.566 - 1.576   30,657       0.86          1.65 - 1.90         14.06 - 14.29
                                         2004    8,905  1.373 - 1.379   12,271       0.25          1.65 - 1.90         10.37 - 10.67
                                         2003    2,127  1.244 - 1.246    2,650       0.24          1.65 - 1.90         11.95 - 11.97

   Growth-Income Fund - Class 2 Shares   2005   18,244  1.405 - 1.414   25,770       1.64          1.65 - 1.90           3.84 - 4.12
                                         2004    9,600  1.353 - 1.358   13,033       1.29          1.65 - 1.90           8.33 - 8.55
                                         2003    2,376  1.249 - 1.251    2,972       1.95          1.65 - 1.90         15.83 - 16.08
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Mutual Shares Securities Fund -
      Class 2 Shares                     2005   36,186  1.275 - 1.377   46,715       0.85          1.40 - 1.90          8.51 - 10.07
                                         2004   18,207  1.175 - 1.184   21,542       0.73          1.65 - 1.90         10.54 - 10.76
                                         2003    8,464  1.063 - 1.069    9,041       0.87          1.65 - 1.90         22.75 - 23.16
                                         2002    2,199  0.866 - 0.868    1,908       0.91          1.65 - 1.90     (13.20) - (12.79)
   Templeton Growth Securities Fund -
      Class 2 Shares                     2005   18,006  1.259 - 1.459   23,091       1.05          1.40 - 1.90           6.88 - 7.83
                                         2004   10,291  1.178 - 1.187   12,208       1.17          1.65 - 1.90         13.82 - 14.13
                                         2003    5,613  1.035 - 1.040    5,836       1.48          1.65 - 1.90         29.70 - 30.00
                                         2002    2,404  0.798 - 0.800    1,923       2.15          1.65 - 1.90     (20.00) - (16.70)

                                        YEAR             UNIT VALUE      NET     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       ENDED    UNITS     LOWEST TO    ASSETS       INCOME          LOWEST TO          LOWEST TO
                                       DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------  -------  -------------  -------  --------------  -----------------  -----------------
GREENWICH STREET SERIES FUND
   Appreciation Portfolio               2005   396,560  1.099 - 1.180  455,083       0.85          1.40 - 1.90           2.33 - 2.88
                                        2004   409,904  1.074 - 1.147  459,757       1.16          1.40 - 1.90           6.76 - 7.20
                                        2003   379,091  1.006 - 1.070  399,416       0.70          1.40 - 1.90         22.24 - 22.85
                                        2002   346,509  0.823 - 0.871  299,834       1.48          1.40 - 1.90     (18.67) - (15.04)
                                        2001   336,418          1.071  360,168       1.12                 1.40                (5.31)

   Fundamental Value Portfolio          2005   287,839  1.077 - 1.177  329,697       0.97          1.40 - 1.90           2.73 - 3.36
                                        2004   279,822  1.042 - 1.142  309,678       0.73          1.40 - 1.90           6.18 - 6.65
                                        2003   221,360  0.977 - 1.073  227,937       0.75          1.40 - 1.90         36.05 - 36.83
                                        2002   154,875  0.714 - 0.787  114,837       1.36          1.40 - 1.90     (22.48) - (18.45)
                                        2001    64,153          0.921   59,055       0.42                 1.40                (7.90)

   Smith Barney Capital and Income
      Portfolio                         2005    20,354  1.073 - 1.075   21,872       2.28          1.65 - 1.90           7.30 - 7.50
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation
      Fund/VA - Service Shares          2005     6,425  0.987 - 1.255    6,442       0.73          1.40 - 1.90           2.92 - 8.10
                                        2004     5,884  0.959 - 0.966    5,681       0.22          1.65 - 1.90           4.58 - 4.77
                                        2003     4,665  0.917 - 0.922    4,296       0.26          1.65 - 1.90         28.25 - 28.59
                                        2002     2,015  0.715 - 0.717    1,444       0.03          1.65 - 1.90     (28.30) - (25.98)
   Oppenheimer Main Street Fund/VA -
      Service Shares                    2005     7,492  1.093 - 1.278    8,296       1.17          1.40 - 1.90           3.80 - 8.67
                                        2004     7,433  1.053 - 1.061    7,881       0.67          1.65 - 1.90           7.01 - 7.28
                                        2003     6,211  0.984 - 0.989    6,136       0.67          1.65 - 1.90         24.09 - 24.40
                                        2002     2,607  0.793 - 0.795    2,072       0.02          1.65 - 1.90     (21.56) - (20.50)
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Fund VCT Portfolio -
      Class II Shares                   2005     2,765  1.081 - 1.296    3,023       1.11          1.40 - 1.90           3.94 - 4.60
                                        2004     2,530  1.040 - 1.048    2,647       0.99          1.65 - 1.90           8.79 - 9.17
                                        2003     1,639  0.956 - 0.960    1,573       0.95          1.65 - 1.90         21.17 - 21.37
                                        2002       777  0.789 - 0.791      614       1.07          1.65 - 1.90     (20.90) - (20.62)
   Pioneer Mid Cap Value VCT
      Portfolio - Class II Shares       2005    14,562  1.482 - 1.544   21,848       0.19          1.40 - 1.90           5.63 - 8.81
                                        2004     7,450  1.403 - 1.414   10,525       0.26          1.65 - 1.90         19.40 - 19.83
                                        2003     4,176  1.175 - 1.180    4,925       0.24          1.65 - 1.90         34.59 - 34.86
                                        2002     1,953  0.873 - 0.875    1,709       0.28          1.65 - 1.90     (12.50) - (10.83)
PUTNAM VARIABLE TRUST
   Putnam VT International Equity
      Fund - Class IB Shares            2005     3,301  1.274 - 1.494    4,317       1.31          1.40 - 1.90         10.11 - 15.19
                                        2004     2,374  1.157 - 1.166    2,765       1.44          1.65 - 1.90         13.99 - 14.31
                                        2003     2,032  1.015 - 1.020    2,071       0.74          1.65 - 1.90         26.09 - 26.39
                                        2002     1,040  0.805 - 0.807      839       0.05          1.65 - 1.90     (19.90) - (19.30)
   Putnam VT Small Cap Value Fund -
      Class IB Shares                   2005    10,665  1.539 - 1.685   16,670       0.15          1.40 - 1.90          5.05 - 14.86
                                        2004     6,893  1.465 - 1.476   10,167       0.30          1.65 - 1.90         23.84 - 24.14
                                        2003     3,906  1.183 - 1.189    4,642       0.27          1.65 - 1.90         46.77 - 47.15
                                        2002     2,071  0.806 - 0.808    1,673       0.03          1.65 - 1.90     (23.96) - (19.20)

                                        YEAR             UNIT VALUE      NET    INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       ENDED    UNITS     LOWEST TO    ASSETS       INCOME          LOWEST TO          LOWEST TO
                                       DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------  -------  -------------  -------  --------------  -----------------  -----------------
SMITH BARNEY ALLOCATION SERIES INC.
   Select Balanced Portfolio            2005   135,703  1.164 - 1.264  168,435        2.21         1.40 - 1.90           0.61 - 1.12
                                        2004   150,891  1.157 - 1.250  185,859        2.37         1.40 - 1.90           5.57 - 6.11
                                        2003   153,411  1.096 - 1.178  178,916        2.67         1.40 - 1.90         17.98 - 18.63
                                        2002   161,674  0.929 - 0.993  159,766        6.72         1.40 - 1.90       (7.80) - (6.43)
                                        2001   172,336          1.077  185,579        3.87                1.40                (2.71)

   Select Growth Portfolio              2005    82,537  1.126 - 1.146   93,060        1.45         1.40 - 1.90           2.81 - 3.21
                                        2004    95,427  1.091 - 1.112  104,183        1.55         1.40 - 1.90           6.67 - 7.17
                                        2003   105,572  1.018 - 1.041  107,533        1.68         1.40 - 1.90         27.31 - 28.05
                                        2002   116,858  0.795 - 0.815   92,908       10.77         1.40 - 1.90     (19.13) - (14.75)
                                        2001   135,503          0.983  133,266           -                1.40               (11.12)

   Select High Growth Portfolio         2005    54,965  1.144 - 1.158   63,620        0.43         1.40 - 1.90           4.00 - 4.61
                                        2004    63,590  1.100 - 1.108   70,398        0.39         1.40 - 1.90           8.59 - 9.06
                                        2003    70,417  1.013 - 1.018   71,448        0.62         1.40 - 1.90         34.17 - 34.97
                                        2002    78,953  0.752 - 0.756   59,368        1.10         1.40 - 1.90     (24.80) - (24.32)
                                        2001    91,359          1.000   91,356        5.08                1.40               (13.27)
SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio - Class A    2005    93,987  1.066 - 1.241  103,746        4.42         1.40 - 1.90         (0.37) - 0.16
                                        2004    97,222  1.070 - 1.239  107,914        3.79         1.40 - 1.90           1.13 - 1.56
                                        2003    98,982  1.058 - 1.220  109,473        3.01         1.40 - 1.90       (1.21) - (0.65)
                                        2002    78,932  1.071 - 1.228   90,657        4.45         1.40 - 1.90           5.10 - 6.41
                                        2001     8,557          1.154    9,873           -                1.40                  4.43

   Smith Barney Dividend Strategy
      Portfolio                         2005    65,203  0.670 - 0.890   47,471        1.87         1.40 - 1.90       (2.00) - (1.62)
                                        2004    73,480  0.681 - 0.907   53,587        0.91         1.40 - 1.90           1.47 - 1.95
                                        2003    80,743  0.668 - 0.892   57,190        0.45         1.40 - 1.90         21.17 - 21.68
                                        2002    81,876  0.549 - 0.734   46,672        0.61         1.40 - 1.90     (26.99) - (20.52)
                                        2001    77,234          0.752   58,062           -                1.40               (15.70)

   Smith Barney Growth and Income
      Portfolio                         2005    56,308  0.879 - 1.084   55,296        0.78         1.40 - 1.90           1.90 - 2.45
                                        2004    61,420  0.858 - 1.061   58,465        1.17         1.40 - 1.90           6.15 - 6.72
                                        2003    56,233  0.804 - 0.997   49,145        0.65         1.40 - 1.90         27.84 - 28.43
                                        2002    47,149  0.626 - 0.778   30,934        0.81         1.40 - 1.90     (23.28) - (21.18)
                                        2001    37,625          0.816   30,685           -                1.40               (11.97)
   Smith Barney Premier Selections
      All Cap Growth Portfolio          2005    21,917  0.902 - 1.014   19,966        0.12         1.40 - 1.90           4.26 - 4.88
                                        2004    25,495  0.860 - 0.969   22,125           -         1.40 - 1.90           0.94 - 1.42
                                        2003    27,014  0.848 - 0.958   23,019           -         1.40 - 1.90         31.81 - 32.50
                                        2002    29,623  0.640 - 0.725   19,001        0.06         1.40 - 1.90     (27.85) - (22.29)
                                        2001    33,868          0.887   30,031           -                1.40               (15.36)
SMITH BARNEY MULTIPLE DISCIPLINE
   TRUST
   Multiple Discipline Portfolio -
      All Cap Growth and Value          2005     4,023  1.033 - 1.043    4,173        0.42         1.40 - 1.90           3.30 - 7.30
                                        2004     2,578  1.000 - 1.003    2,583        0.63         1.65 - 1.90           0.60 - 1.42
   Multiple Discipline Portfolio -
      Balanced All Cap Growth and
        Value                           2005     4,432  1.020 - 1.029    4,538        1.45         1.40 - 1.90           2.31 - 3.94
                                        2004     2,214  0.997 - 0.999    2,211        1.64         1.65 - 1.90           3.74 - 5.17
   Multiple Discipline Portfolio -
      Global All Cap Growth and Value   2005     2,440  1.073 - 1.083    2,628        0.88         1.40 - 1.90           4.58 - 7.23
                                        2004     1,259  1.026 - 1.029    1,294        0.85         1.65 - 1.90           4.26 - 5.34
   Multiple Discipline Portfolio -
      Large Cap Growth and Value        2005     1,659  1.014 - 1.023    1,687        0.70         1.40 - 1.90           1.60 - 3.75
                                        2004     1,286  0.998 - 1.000    1,284        1.51         1.65 - 1.90           1.83 - 4.39

                                        YEAR             UNIT VALUE      NET    INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       ENDED    UNITS     LOWEST TO    ASSETS       INCOME          LOWEST TO          LOWEST TO
                                       DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------  -------  -------------  -------  --------------  -----------------  -----------------
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio     2005    20,550  1.124 - 1.177   24,150        2.62         1.40 - 1.90         (1.52) - 6.54
                                        2004    20,075  1.183 - 1.192   23,919        2.61         1.65 - 1.90           4.23 - 4.56
                                        2003    11,667  1.135 - 1.140   13,298        5.10         1.65 - 1.90         23.91 - 24.18
                                        2002     4,099  0.916 - 0.918    3,763       14.10         1.65 - 1.90       (8.20) - (4.08)

   Mercury Large Cap Core Portfolio     2005    62,862  0.976 - 1.125   61,830           -         1.40 - 1.90          9.97 - 10.53
                                        2004    74,342  0.883 - 1.021   66,195        0.54         1.40 - 1.90         13.69 - 14.23
                                        2003    82,282  0.773 - 0.895   64,047        0.67         1.40 - 1.90         18.96 - 19.47
                                        2002    91,792  0.647 - 0.751   59,610        0.56         1.40 - 1.90     (26.14) - (20.78)
                                        2001   105,781          0.876   92,703        0.04                1.40               (23.56)

   MFS Mid Cap Growth Portfolio         2005    66,906  0.788 - 1.033   67,312           -         1.40 - 1.90           1.16 - 1.67
                                        2004    78,670  0.779 - 1.016   78,266           -         1.40 - 1.90         11.93 - 12.51
                                        2003    85,984  0.696 - 0.903   76,465           -         1.40 - 1.90         34.62 - 35.18
                                        2002    91,848  0.517 - 0.668   60,948           -         1.40 - 1.90     (49.58) - (41.22)
                                        2001   104,171          1.325  137,990           -                1.40               (24.72)

   MFS Total Return Portfolio           2005   155,667  1.201 - 1.391  202,664        2.16         1.40 - 1.90           1.01 - 1.53
                                        2004   154,254  1.189 - 1.370  199,606        2.82         1.40 - 1.90           9.38 - 9.95
                                        2003   140,353  1.087 - 1.246  167,426        2.48         1.40 - 1.90         14.30 - 14.84
                                        2002   121,655  0.951 - 1.085  129,043        6.29         1.40 - 1.90       (7.58) - (5.08)
                                        2001    99,837          1.161  115,904        2.73                1.40                (1.36)

   Pioneer Strategic Income Portfolio   2005    31,549  1.087 - 1.097   34,454        6.66         1.40 - 1.90           1.68 - 2.24
                                        2004     7,226  1.069 - 1.071    7,737       17.32         1.65 - 1.90           7.10 - 7.33

   Travelers Managed Income Portfolio   2005    42,647  1.011 - 1.086   46,241        3.63         1.40 - 1.90       (0.56) - (0.10)
                                        2004    41,758  1.081 - 1.089   45,444        5.07         1.65 - 1.90           0.93 - 1.11
                                        2003    30,502  1.071 - 1.077   32,822        6.58         1.65 - 1.90           6.36 - 6.74
                                        2002     9,306  1.007 - 1.009    9,391       28.76         1.65 - 1.90           0.90 - 1.61

   U.S. Government Securities
      Portfolio                         2005     5,133  1.008 - 1.011    5,182           -         1.40 - 1.90         (0.69) - 0.90
THE UNIVERSAL INSTITUTIONAL FUNDS,
      INC.
   Equity and Income Portfolio -
      Class II                          2005   102,450  1.335 - 1.352  137,583        0.65         1.40 - 1.90           5.37 - 7.73
                                        2004    57,396  1.267 - 1.272   72,971           -         1.65 - 1.90           9.41 - 9.75
                                        2003    16,285  1.158 - 1.159   18,879        1.16         1.65 - 1.90          8.63 - 14.07

   U.S. Real Estate Portfolio -
      Class I                           2005     9,162  1.171 - 1.175   10,753        0.48         1.40 - 1.90         17.10 - 17.50
TRAVELERS SERIES FUND INC.
   SB Adjustable Rate Income
      Portfolio - Class I Shares        2005     2,934  0.996 - 1.006    2,937        4.52         1.40 - 1.90           0.40 - 0.70
                                        2004     1,260  0.992 - 0.994    1,253        2.10         1.65 - 1.90       (0.60) - (0.20)

   Smith Barney Aggressive Growth
      Portfolio                         2005   397,314  1.016 - 1.042  409,286           -         1.40 - 1.90          9.55 - 10.08
                                        2004   397,565  0.923 - 0.949  372,018           -         1.40 - 1.90           7.90 - 8.46
                                        2003   340,214  0.851 - 0.877  292,990           -         1.40 - 1.90         32.07 - 32.55
                                        2002   280,641  0.642 - 0.663  181,364           -         1.40 - 1.90     (33.54) - (25.51)
                                        2001   210,647          0.966  203,512           -                1.40                (5.39)

                                        YEAR             UNIT VALUE      NET    INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       ENDED    UNITS     LOWEST TO    ASSETS       INCOME          LOWEST TO          LOWEST TO
                                       DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------  -------  -------------  -------  --------------  -----------------  -----------------
TRAVELERS SERIES FUND INC.
   (CONTINUED)
   Smith Barney High Income Portfolio   2005    76,004  1.103 - 1.314   92,327         8.18        1.40 - 1.90           0.70 - 1.19
                                        2004    73,082  1.090 - 1.302   86,778         9.00        1.40 - 1.90           8.39 - 9.00
                                        2003    64,059  1.000 - 1.199   68,139         8.73        1.40 - 1.90         25.08 - 25.63
                                        2002    51,069  0.796 - 0.956   41,652        26.25        1.40 - 1.90       (4.56) - (3.15)
                                        2001    44,412          0.834   37,034        11.72               1.40                (5.12)
   Smith Barney International All Cap
      Growth Portfolio                  2005    52,324  0.885 - 1.164   48,702         1.36        1.40 - 1.90          9.61 - 10.21
                                        2004    58,086  0.803 - 1.059   48,698         0.94        1.40 - 1.90         15.62 - 16.21
                                        2003    61,479  0.691 - 0.913   43,760         1.08        1.40 - 1.90         25.03 - 25.64
                                        2002    64,910  0.550 - 0.729   36,138         0.95        1.40 - 1.90     (26.67) - (20.89)
                                        2001    71,952          0.750   53,966            -               1.40               (32.13)

   Smith Barney Large Cap Value
      Portfolio                         2005    80,060  1.027 - 1.078   82,518         1.54        1.40 - 1.90           4.51 - 5.01
                                        2004    92,136  0.978 - 1.029   90,373         1.85        1.40 - 1.90           8.50 - 9.15
                                        2003   102,011  0.896 - 0.946   91,665         1.71        1.40 - 1.90         25.30 - 25.84
                                        2002   113,574  0.712 - 0.753   80,980         3.68        1.40 - 1.90     (27.30) - (20.65)
                                        2001   130,550          0.969  126,448         1.39               1.40                (9.44)
   Smith Barney Large Capitalization
      Growth Portfolio                  2005    29,028  1.000 - 1.092   30,796         0.13        1.40 - 1.90           3.25 - 3.73
                                        2004    30,640  0.964 - 1.055   31,287         0.39        1.40 - 1.90       (1.51) - (1.03)
                                        2003    23,690  0.974 - 1.069   24,273         0.03        1.40 - 1.90         44.82 - 45.37
                                        2002     9,415  0.670 - 0.736    6,548         0.48        1.40 - 1.90     (25.80) - (20.48)
                                        2001     3,651          0.903    3,295            -               1.40                (9.70)

   Smith Barney Mid Cap Core
      Portfolio                         2005    33,190  1.113 - 1.207   38,891         0.63        1.40 - 1.90           6.32 - 6.81
                                        2004    34,125  1.042 - 1.133   37,422            -        1.40 - 1.90           8.29 - 8.88
                                        2003    30,314  0.957 - 1.043   30,451            -        1.40 - 1.90         27.36 - 27.94
                                        2002    22,187  0.748 - 0.817   17,209         0.12        1.40 - 1.90     (20.26) - (15.98)
                                        2001     8,351          0.938    7,830            -               1.40                (4.29)

   Smith Barney Money Market
      Portfolio                         2005    70,318  0.980 - 1.123   73,811         2.75        1.40 - 1.90           0.93 - 1.45
                                        2004    83,653  0.971 - 1.107   86,890         0.89        1.40 - 1.90       (1.02) - (0.54)
                                        2003    93,504  0.981 - 1.113   98,976         0.67        1.40 - 1.90       (1.31) - (0.71)
                                        2002   111,874  0.994 - 1.121  121,508         1.26        1.40 - 1.90       (0.50) - (0.18)
                                        2001    93,223          1.123  104,690         3.29               1.40                  2.28

   Social Awareness Stock Portfolio     2005    24,805  0.830 - 1.016   22,304         0.68        1.40 - 1.90           2.34 - 2.85
                                        2004    28,151  0.807 - 0.989   24,444         0.77        1.40 - 1.90           4.25 - 4.81
                                        2003    27,384  0.770 - 0.947   22,350         0.60        1.40 - 1.90         26.44 - 27.06
                                        2002    25,387  0.606 - 0.747   15,894         0.93        1.40 - 1.90     (25.92) - (22.23)
                                        2001    22,301          0.818   18,238         0.49               1.40               (16.87)
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio - Class II
      Shares                            2005   158,534  1.218 - 1.361  203,241         0.91        1.40 - 1.90           2.18 - 2.64
                                        2004   143,416  1.192 - 1.326  180,625         0.74        1.40 - 1.90         15.28 - 15.81
                                        2003   124,966  1.034 - 1.145  137,449         0.78        1.40 - 1.90         28.29 - 28.94
                                        2002   105,447  0.806 - 0.888   91,424         0.42        1.40 - 1.90     (20.57) - (17.59)
                                        2001    67,882          1.118   75,867            -               1.40                (4.12)

                                        YEAR             UNIT VALUE      NET    INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       ENDED    UNITS     LOWEST TO    ASSETS       INCOME          LOWEST TO          LOWEST TO
                                       DEC 31  (000S)    HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------  -------  -------------  -------  --------------  -----------------  -----------------
VAN KAMPEN LIFE INVESTMENT TRUST
   (CONTINUED)
   Emerging Growth Portfolio -
      Class II Shares                   2005   118,715  0.484 - 0.920   68,970      0.01           1.40 - 1.90           5.56 - 6.14
                                        2004   134,324  0.456 - 0.869   72,022         -           1.40 - 1.90           4.86 - 5.31
                                        2003   142,382  0.433 - 0.827   69,738         -           1.40 - 1.90         24.70 - 25.14
                                        2002   143,919  0.346 - 0.662   53,250      0.05           1.40 - 1.90     (33.59) - (29.49)
                                        2001   135,231          0.521   70,393         -                  1.40               (32.60)

   Growth and Income Portfolio -
      Class II Shares                   2005   109,784  1.249 - 1.300  139,928      0.84           1.40 - 1.90           7.70 - 8.23
                                        2004   106,443  1.154 - 1.204  125,306      0.73           1.40 - 1.90         12.00 - 12.48
                                        2003   101,462  1.026 - 1.073  105,963      0.69           1.40 - 1.90         25.23 - 25.89
                                        2002    84,918  0.815 - 0.854   69,996      0.63           1.40 - 1.90     (15.89) - (12.70)
                                        2001    54,264          0.969   52,578         -                  1.40                (7.36)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
      Opportunities Portfolio           2005    14,654  1.154 - 1.215   17,241         -           1.40 - 1.90           2.91 - 3.41
                                        2004    15,920  1.116 - 1.178   18,091      0.08           1.40 - 1.90         13.39 - 13.99
                                        2003    14,922  0.979 - 1.036   14,817         -           1.40 - 1.90         39.32 - 40.06
                                        2002    11,907  0.699 - 0.742    8,402         -           1.40 - 1.90     (26.73) - (21.94)
                                        2001     9,833          0.954    9,377         -                  1.40                (4.60)
VARIABLE INSURANCE PRODUCTS FUND
   Equity - Income Portfolio -
      Service Class 2                   2005     7,527  1.171 - 1.331    8,936      1.28           1.40 - 1.90           3.63 - 8.83
                                        2004     5,885  1.130 - 1.139    6,694      1.22           1.65 - 1.90           9.18 - 9.41
                                        2003     4,053  1.035 - 1.041    4,215      1.21           1.65 - 1.90         27.46 - 27.89
                                        2002     2,149  0.812 - 0.814    1,747         -           1.65 - 1.90     (20.93) - (18.60)

   Growth Portfolio - Service Class 2   2005     3,544  0.926 - 1.226    3,337      0.24           1.40 - 1.90          3.58 - 11.35
                                        2004     2,684  0.894 - 0.901    2,415      0.11           1.65 - 1.90           1.13 - 1.46
                                        2003     1,979  0.884 - 0.888    1,756      0.08           1.65 - 1.90         30.00 - 30.40
                                        2002     1,107  0.680 - 0.681      754         -           1.65 - 1.90     (31.90) - (27.19)

   Mid Cap Portfolio - Service
      Class 2                           2005    14,215  1.709 - 1.806   24,631         -           1.40 - 1.90         15.79 - 20.48
                                        2004     7,402  1.476 - 1.487   10,995         -           1.65 - 1.90         22.39 - 22.69
                                        2003     3,121  1.206 - 1.212    3,783      0.18           1.65 - 1.90         35.66 - 35.87
                                        2002     1,614  0.889 - 0.892    1,439         -           1.65 - 1.90      (10.80) - (9.84)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                          ALLIANCEBERNSTEIN GLOBAL
                                        AIM V.I. CAPITAL APPRECIATION      AIM V.I. PREMIER EQUITY         TECHNOLOGY PORTFOLIO -
                                             FUND - SERIES II                 FUND - SERIES II                  CLASS B
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................       1,307,179         954,583      1,395,194       1,129,325      1,780,951       1,398,990
Accumulation units purchased and
   transferred from other funding
   options ..........................         249,832         427,314        330,115         416,632        389,342         868,171
Accumulation units redeemed and
   transferred to other funding
   options ..........................        (182,216)        (74,718)      (111,920)       (150,763)      (303,027)       (486,210)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................       1,374,795       1,307,179      1,613,389       1,395,194      1,867,266       1,780,951
                                        =============   =============   ============   =============   ============   =============

                                         ALLIANCEBERNSTEIN LARGE-CAP     GLOBAL GROWTH FUND - CLASS 2      GROWTH FUND - CLASS 2
                                         GROWTH PORTFOLIO - CLASS B                SHARES                         SHARES
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................       1,307,981       1,025,147      2,642,852         604,573      8,905,291       2,127,129
Accumulation units purchased and
   transferred from other funding
   options ..........................         570,656         361,294      3,118,444       2,157,344     12,081,851       7,157,094
Accumulation units redeemed and
   transferred to other funding
   options ..........................        (292,144)        (78,460)      (461,060)       (119,065)    (1,513,686)       (378,932)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................       1,586,493       1,307,981      5,300,236       2,642,852     19,473,456       8,905,291
                                        =============   =============   ============   =============   ============   =============

                                                                                                            TEMPLETON GROWTH
                                         GROWTH-INCOME FUND - CLASS 2     MUTUAL SHARES SECURITIES      SECURITIES FUND - CLASS 2
                                                    SHARES                  FUND - CLASS 2 SHARES                SHARES
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................       9,600,418       2,375,739     18,206,779       8,464,238     10,291,237       5,612,876
Accumulation units purchased and
   transferred from other funding
   options ..........................       9,976,434       7,796,048     20,885,031      11,102,108      9,082,729       5,573,650
Accumulation units redeemed and
   transferred to other funding
   options ..........................      (1,333,106)       (571,369)    (2,905,493)     (1,359,567)    (1,368,093)       (895,289)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................      18,243,746       9,600,418     36,186,317      18,206,779     18,005,873      10,291,237
                                        =============   =============   ============   =============   ============   =============

                                                                                                         SMITH BARNEY CAPITAL AND
                                           APPRECIATION PORTFOLIO        FUNDAMENTAL VALUE PORTFOLIO          INCOME PORTFOLIO
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................     409,904,256     379,091,319    279,821,666     221,360,304              -               -
Accumulation units purchased and
   transferred from other funding
   options ..........................      47,896,597      80,578,069     46,760,117      90,265,279     21,202,329               -
Accumulation units redeemed and
   transferred to other funding
   options ..........................     (61,233,233)    (49,758,055)   (38,726,057)    (31,780,632)      (847,833)              -
Annuity units .......................          (7,224)         (7,077)       (16,924)        (23,285)             -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................     396,560,396     409,904,256    287,838,802     279,821,666     20,354,496               -
                                        =============   =============   ============   =============   ============   =============

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                              OPPENHEIMER CAPITAL
                                            APPRECIATION FUND/VA -         OPPENHEIMER MAIN STREET     PIONEER FUND VCT PORTFOLIO -
                                                SERVICE SHARES            FUND/VA - SERVICE SHARES           CLASS II SHARES
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................       5,884,040       4,664,917      7,432,543       6,210,573      2,530,333       1,639,026
Accumulation units purchased and
   transferred from other funding
   options ..........................       1,220,672       1,750,612      1,124,950       1,907,660        804,018       1,085,224
Accumulation units redeemed and
   transferred to other funding
   options ..........................        (679,379)       (531,489)    (1,065,269)       (685,690)      (569,788)       (193,917)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................       6,425,333       5,884,040      7,492,224       7,432,543      2,764,563       2,530,333
                                        =============   =============   ============   =============   ============   =============

                                                                           PUTNAM VT INTERNATIONAL
                                          PIONEER MID CAP VALUE VCT        EQUITY FUND - CLASS IB        PUTNAM VT SMALL CAP VALUE
                                         PORTFOLIO - CLASS II SHARES              SHARES                   FUND - CLASS IB SHARES
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................       7,450,254       4,175,657      2,373,716       2,031,646      6,892,595       3,906,148
Accumulation units purchased and
   transferred from other funding
   options ..........................       8,880,783       4,070,918      1,309,003         865,239      5,543,370       4,180,575
Accumulation units redeemed and
   transferred to other funding
   options ..........................      (1,768,849)       (796,321)      (381,232)       (523,169)    (1,771,154)     (1,194,128)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................      14,562,188       7,450,254      3,301,487       2,373,716     10,664,811       6,892,595
                                        =============   =============   ============   =============   ============   =============

                                          SELECT BALANCED PORTFOLIO        SELECT GROWTH PORTFOLIO     SELECT HIGH GROWTH PORTFOLIO
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................     150,891,117     153,411,284     95,426,722     105,572,092     63,589,893      70,417,309
Accumulation units purchased and
   transferred from other funding
   options ..........................       8,710,772      21,565,874      1,974,439       3,856,624      1,378,183       2,949,796
Accumulation units redeemed and
   transferred to other funding
   options ..........................     (23,892,326)    (24,084,729)   (14,864,398)    (14,001,994)   (10,003,555)     (9,777,212)
Annuity units .......................          (6,578)         (1,312)             -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................     135,702,985     150,891,117     82,536,763      95,426,722     54,964,521      63,589,893
                                        =============   =============   ============   =============   ============   =============

                                          SB GOVERNMENT PORTFOLIO -         SMITH BARNEY DIVIDEND         SMITH BARNEY GROWTH AND
                                                   CLASS A                   STRATEGY PORTFOLIO               INCOME PORTFOLIO
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................      97,221,575      98,982,301     73,479,980      80,743,019     61,420,160      56,233,210
Accumulation units purchased and
   transferred from other funding
     options ........................      16,669,240      28,408,989      5,781,854       7,214,755      5,134,291      14,631,512
Accumulation units redeemed and
   transferred to other funding
   options ..........................     (19,901,878)    (30,160,861)   (14,058,814)    (14,477,794)   (10,246,161)     (9,444,562)
Annuity units .......................          (1,662)         (8,854)             -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................      93,987,275      97,221,575     65,203,020      73,479,980     56,308,290      61,420,160
                                        =============   =============   ============   =============   ============   =============

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                            SMITH BARNEY PREMIER            MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE
                                          SELECTIONS ALL CAP GROWTH      PORTFOLIO - ALL CAP GROWTH      PORTFOLIO - BALANCED ALL
                                                  PORTFOLIO                      AND VALUE                CAP GROWTH AND VALUE
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................      25,494,966      27,014,233      2,577,790               -      2,214,315               -
Accumulation units purchased and
   transferred from other funding
   options ..........................         826,886       2,137,774      1,856,806       2,663,703      2,739,928       2,357,548
Accumulation units redeemed and
   transferred to other funding
   options ..........................      (4,404,828)     (3,657,041)      (411,931)        (85,913)      (522,591)       (143,233)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................      21,917,024      25,494,966      4,022,665       2,577,790      4,431,652       2,214,315
                                        =============   =============   ============   =============   ============   =============

                                             MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE
                                         PORTFOLIO - GLOBAL ALL CAP         PORTFOLIO - LARGE CAP         CONVERTIBLE SECURITIES
                                              GROWTH AND VALUE                GROWTH AND VALUE                   PORTFOLIO
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................       1,258,969               -      1,285,783               -     20,075,298      11,667,082
Accumulation units purchased and
   transferred from other funding
   options ..........................       1,441,405       1,282,401        619,488       1,376,562      4,349,128      11,297,712
Accumulation units redeemed and
   transferred to other funding
   options ..........................        (260,419)        (23,432)      (246,344)        (90,779)    (3,874,316)     (2,889,496)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................       2,439,955       1,258,969      1,658,927       1,285,783     20,550,110      20,075,298
                                        =============   =============   ============   =============   ============   =============

                                           MERCURY LARGE CAP CORE            MFS MID CAP GROWTH
                                                  PORTFOLIO                       PORTFOLIO             MFS TOTAL RETURN PORTFOLIO
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................      74,342,477      82,282,313     78,670,208      85,984,082    154,254,057     140,352,953
Accumulation units purchased and
   transferred from other funding
   options ..........................       1,579,384       2,933,358      3,004,586       6,252,906     27,889,745      35,636,439
Accumulation units redeemed and
   transferred to other funding
   options ..........................     (13,059,932)    (10,873,194)   (14,759,357)    (13,564,837)   (26,475,841)    (21,728,998)
Annuity units .......................               -               -         (9,293)         (1,943)          (817)         (6,337)
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................      62,861,929      74,342,477     66,906,144      78,670,208    155,667,144     154,254,057
                                        =============   =============   ============   =============   ============   =============

                                          PIONEER STRATEGIC INCOME        TRAVELERS MANAGED INCOME      U.S. GOVERNMENT SECURITIES
                                                  PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................       7,225,563               -     41,758,254      30,502,135              -               -
Accumulation units purchased and
   transferred from other funding
   options ..........................      28,441,589       8,873,726     11,669,709      22,254,419      6,544,315               -
Accumulation units redeemed and
   transferred to other funding
   options ..........................      (4,118,474)     (1,648,163)   (10,780,647)    (10,998,300)    (1,411,340)              -
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................      31,548,678       7,225,563     42,647,316      41,758,254      5,132,975               -
                                        =============   =============   ============   =============   ============   =============

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                              EQUITY AND INCOME          U.S. REAL ESTATE PORTFOLIO     SB ADJUSTABLE RATE INCOME
                                            PORTFOLIO - CLASS II                 - CLASS I              PORTFOLIO - CLASS I SHARES
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005           2004            2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................      57,396,409      16,284,760              -               -      1,260,025               -
Accumulation units purchased and
   transferred from other funding
   options ..........................      53,929,045      45,424,407      9,939,678               -      2,429,898       2,837,201
Accumulation units redeemed and
   transferred to other funding
   options ..........................      (8,875,437)     (4,312,758)      (777,252)              -       (755,610)     (1,577,176)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................     102,450,017      57,396,409      9,162,426               -      2,934,313       1,260,025
                                        =============   =============   ============   =============   ============   =============

                                           SMITH BARNEY AGGRESSIVE        SMITH BARNEY HIGH INCOME      SMITH BARNEY INTERNATIONAL
                                              GROWTH PORTFOLIO                   PORTFOLIO               ALL CAP GROWTH PORTFOLIO
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005           2004            2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................     397,565,075     340,213,563     73,082,057      64,058,751     58,086,243      61,478,859
Accumulation units purchased and
   transferred from other funding
   options ..........................      61,461,436     102,600,986     18,321,492      23,122,044      3,730,872       6,059,808
Accumulation units redeemed and
   transferred to other funding
   options ..........................     (61,704,840)    (45,241,591)   (15,400,036)    (14,098,738)    (9,493,058)     (9,452,424)
Annuity units .......................          (7,685)         (7,883)             -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................     397,313,986     397,565,075     76,003,513      73,082,057     52,324,057      58,086,243
                                        =============   =============   ============   =============   ============   =============

                                                                            SMITH BARNEY LARGE
                                           SMITH BARNEY LARGE CAP          CAPITALIZATION GROWTH         SMITH BARNEY MID CAP CORE
                                               VALUE PORTFOLIO                   PORTFOLIO                       PORTFOLIO
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................      92,136,087     102,011,392     30,639,841      23,690,466     34,124,864      30,314,477
Accumulation units purchased and
   transferred from other funding
   options ..........................       2,515,557       4,104,147      4,051,997      12,368,839      4,192,860       8,621,659
Accumulation units redeemed and
   transferred to other funding
   options ..........................     (14,591,843)    (13,979,452)    (5,664,282)     (5,419,464)    (5,128,105)     (4,811,272)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................      80,059,801      92,136,087     29,027,556      30,639,841     33,189,619      34,124,864
                                        =============   =============   ============   =============   ============   =============

                                          SMITH BARNEY MONEY MARKET        SOCIAL AWARENESS STOCK       COMSTOCK PORTFOLIO - CLASS
                                                  PORTFOLIO                       PORTFOLIO                     II SHARES
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005            2004           2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................      83,653,240      93,503,675     28,151,430      27,384,354    143,415,760     124,965,587
Accumulation units purchased and
   transferred from other funding
   options ..........................      36,201,373      51,524,295      1,622,327       4,217,212     37,390,123      36,775,772
Accumulation units redeemed and
   transferred to other funding
   options ..........................     (49,536,028)    (61,374,730)    (4,968,837)     (3,450,136)   (22,271,588)    (18,325,599)
Annuity units .......................            (142)              -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................      70,318,443      83,653,240     24,804,920      28,151,430    158,534,295     143,415,760
                                        =============   =============   ============   =============   ============   =============

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                          SMITH BARNEY SMALL CAP
                                         EMERGING GROWTH PORTFOLIO -        GROWTH AND INCOME             GROWTH OPPORTUNITIES
                                               CLASS II SHARES          PORTFOLIO - CLASS II SHARES            PORTFOLIO
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005           2004            2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................     134,324,389     142,382,144    106,442,501     101,461,722     15,920,029      14,921,736
Accumulation units purchased and
   transferred from other funding
   options ..........................       6,395,217      12,968,058     20,301,524      21,240,512      2,267,396       5,060,656
Accumulation units redeemed and
   transferred to other funding
   options ..........................     (22,004,910)    (21,025,813)   (16,960,502)    (16,259,733)    (3,533,358)     (4,062,363)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................     118,714,696     134,324,389    109,783,523     106,442,501     14,654,067      15,920,029
                                        =============   =============   ============   =============   ============   =============

                                         EQUITY - INCOME PORTFOLIO -     GROWTH PORTFOLIO - SERVICE     MID CAP PORTFOLIO - SERVICE
                                               SERVICE CLASS 2                    CLASS 2                         CLASS 2
                                        -----------------------------   ----------------------------   ----------------------------
                                             2005           2004            2005           2004            2005            2004
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   beginning of year ................       5,885,498       4,053,471      2,683,855       1,978,961      7,401,898       3,121,234
Accumulation units purchased and
   transferred from other funding
   options ..........................       2,458,630       2,522,880      1,219,253         852,055      9,009,968       5,095,069
Accumulation units redeemed and
   transferred to other funding
   options ..........................        (817,438)       (690,853)      (359,384)       (147,161)    (2,196,401)       (814,405)
Annuity units .......................               -               -              -               -              -               -
                                        -------------   -------------   ------------   -------------   ------------   -------------
Accumulation and annuity units
   end of year ......................       7,526,690       5,885,498      3,543,724       2,683,855     14,215,465       7,401,898
                                        =============   =============   ============   =============   ============   =============

                              INDEPENDENT AUDITORS

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-8
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-57
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-58
  Schedule IV -- Consolidated Reinsurance...................  F-60

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Life and Annuity Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Life and Annuity Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Life and Annuity Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
---------------------------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     Under date of March 28, 2005, we reported on the balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR       PREDECESSOR
                                                              ------------   ---------------
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2005            2004
                                                              ------------   ---------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $6,158 and $5,929, respectively)......    $ 6,055          $ 6,261
  Equity securities available-for-sale, at fair value (cost:
     $4 and $23, respectively)..............................          4               26
  Mortgage loans on real estate.............................        258              212
  Policy loans..............................................         37               32
  Other limited partnership interests.......................         73              219
  Short-term investments....................................         57              420
  Other invested assets.....................................        333              159
                                                                -------          -------
     Total investments......................................      6,817            7,329
Cash and cash equivalents...................................        233                1
Accrued investment income...................................         69               84
Premiums and other receivables..............................        201              242
Deferred policy acquisition costs and value of business
  acquired..................................................      1,777            1,533
Goodwill....................................................        243               --
Current income tax recoverable..............................         20               --
Deferred income tax assets..................................         90               --
Other assets................................................         22                5
Separate account assets.....................................     12,179           11,631
                                                                -------          -------
     Total assets...........................................    $21,651          $20,825
                                                                =======          =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $ 1,740          $ 1,073
  Policyholder account balances.............................      5,688            5,227
  Other policyholder funds..................................         68                6
  Current income tax payable................................         --              265
  Deferred income tax liability.............................         --              180
  Payables for collateral under securities loaned and other
     transactions...........................................        108              208
  Other liabilities.........................................        132              274
  Separate account liabilities..............................     12,179           11,631
                                                                -------          -------
     Total liabilities......................................     19,915           18,864
                                                                -------          -------
Stockholder's Equity:
Common stock, par value $100 per share; 100,000 shares
  authorized, 30,000 shares issued and outstanding..........          3                3
Additional paid-in capital..................................      1,725              817
Retained earnings...........................................         50              922
Accumulated other comprehensive (loss) income...............        (42)             219
                                                                -------          -------
     Total stockholder's equity.............................      1,736            1,961
                                                                -------          -------
     Total liabilities and stockholder's equity.............    $21,651          $20,825
                                                                =======          =======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
REVENUES
Premiums.......................................        $ 17               $ 20         $ 40    $ 41
Universal life and investment-type product
  policy fees..................................         233                221          371     237
Net investment income..........................         167                223          389     356
Other revenues.................................          11                 12           19      19
Net investment gains (losses)..................         (35)                (6)          17      (7)
                                                       ----               ----         ----    ----
  Total revenues...............................         393                470          836     646
                                                       ----               ----         ----    ----
EXPENSES
Policyholder benefits and claims...............          90                 49           85      90
Interest credited to policyholder account
  balances.....................................          76                126          241     217
Other expenses.................................         165                184          303     185
                                                       ----               ----         ----    ----
  Total expenses...............................         331                359          629     492
                                                       ----               ----         ----    ----
Income before provision for income taxes.......          62                111          207     154
Provision for income taxes.....................          12                 35           49      35
                                                       ----               ----         ----    ----
Net income.....................................        $ 50               $ 76         $158    $119
                                                       ====               ====         ====    ====

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                         ACCUMULATED OTHER
                                                                                           COMPREHENSIVE
                                                                                           INCOME (LOSS)
                                                                                         -----------------
                                                                 ADDITIONAL               NET UNREALIZED
                                                        COMMON    PAID-IN     RETAINED   INVESTMENT GAINS
                                                        STOCK     CAPITAL     EARNINGS       (LOSSES)        TOTAL
                                                        ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)..............  $   3      $  417     $   645          $  95         $1,160
Comprehensive income (loss):
  Net income..........................................                            119                           119
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (3)            (3)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           123            123
                                                                                                             ------
    Other comprehensive income (loss).................                                                          120
                                                                                                             ------
  Comprehensive income (loss).........................                                                          239
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)............      3         417         764            215          1,399
Capital contributed by The Travelers Insurance
  Company.............................................                400                                       400
Comprehensive income (loss):
  Net income..........................................                            158                           158
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (5)            (5)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                             9              9
                                                                                                             ------
    Other comprehensive income (loss).................                                                            4
                                                                                                             ------
  Comprehensive income (loss).........................                                                          162
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)............      3         817         922            219          1,961
Comprehensive income (loss):
  Net income..........................................                             76                            76
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (2)            (2)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                            (5)            (5)
                                                                                                             ------
    Other comprehensive income (loss).................                                                           (7)
                                                                                                             ------
  Comprehensive income (loss).........................                                                           69
Assumption of liabilities by The Travelers Insurance
  Company.............................................                  4                                         4
                                                        -----      ------     -------          -----         ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)................      3         821         998            212          2,034
Effect of push down accounting of MetLife,
  Inc.'s purchase price on The Travelers Life and
    Annuity
  Company's net assets acquired (See Note 1)..........              1,112        (998)          (212)           (98)
                                                        -----      ------     -------          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)...................      3       1,933          --             --          1,936
Revisions of purchase price pushed down to The
  Travelers Life and Annuity Company's net assets
  acquired (See Note 1)...............................               (208)                                     (208)
Comprehensive income (loss):
  Net income..........................................                             50                            50
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           (42)           (42)
                                                                                                             ------
    Other comprehensive income (loss).................                                                          (42)
                                                                                                             ------
  Comprehensive income (loss).........................                                                            8
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)..............  $   3      $1,725     $    50          $ (42)        $1,736
                                                        =====      ======     =======          =====         ======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                     PREDECESSOR
                                                         ----------------    --------------------------------------
                                                         SIX MONTHS ENDED    SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,          JUNE 30,           DECEMBER 31,
                                                         ----------------    ----------------    ------------------
                                                               2005                2005           2004       2003
                                                         ----------------    ----------------    -------    -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................      $    50              $  76          $   158    $   119
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................           12                 (8)             (18)       (13)
    Losses (gains) from sales of investments, net......           35                  6              (17)         7
    Interest credited to other policyholder account
      balances.........................................           76                126              241        217
    Universal life and investment-type product policy
      fees.............................................         (233)              (221)            (371)      (237)
    Change in accrued investment income................           11                 (4)              (7)       (37)
    Change in premiums and other receivables...........          (81)                 2               --          3
    Change in DAC and VOBA, net........................          (56)               (90)            (243)      (215)
    Change in insurance-related liabilities............           49                (15)             (49)       (16)
    Change in current income taxes payable.............          (25)              (242)             227       (101)
    Change in other assets.............................           90                 49               72       (128)
    Change in other liabilities........................           54                (75)             (17)        53
    Other, net.........................................           (1)                34              (21)        33
                                                             -------              -----          -------    -------
NET CASH (USED IN) OPERATING ACTIVITIES................          (19)              (362)             (45)      (315)
                                                             -------              -----          -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................        3,483                521            1,305      2,111
    Equity securities..................................           30                  8               19          8
    Mortgage loans on real estate......................           37                 18               59         23
    Real estate and real estate joint ventures.........           --                 17                9         16
    Other limited partnership interests................           17                 18               23         16
  Purchases of:
    Fixed maturities...................................       (3,557)              (448)          (2,156)    (2,854)
    Equity securities..................................           --                 (1)             (30)        (4)
    Mortgage loans on real estate......................          (20)               (75)            (136)       (28)
    Other limited partnership interests................          (11)               (41)             (89)       (75)
  Policy loans.........................................           (2)                (4)              (5)         1
  Net change in short-term investments.................          131                135             (225)       280
  Net change in other invested assets..................           21                 16               43         76
  Other, net...........................................           --                  2               (1)        10
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES....          129                166           (1,184)      (420)
                                                             -------              -----          -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...........................................          343                476            1,023        914
    Withdrawals........................................         (290)              (181)            (178)      (268)
  Net change in payables for collateral under
    securities loaned and other transactions...........           (2)               (98)             (16)        75
  Financing element of certain derivative
    instruments........................................          (13)                --               --         --
  Capital contribution from parent.....................           --                 --              400         --
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES..............           38                197            1,229        721
                                                             -------              -----          -------    -------
Change in cash and cash equivalents....................          148                  1               --        (14)
Cash and cash equivalents, beginning of period.........           85                  1                1         15
                                                             -------              -----          -------    -------
CASH AND CASH EQUIVALENTS, END OF PERIOD...............      $   233              $   2          $     1    $     1
                                                             =======              =====          =======    =======
Supplemental disclosures of cash flow information:
    Net cash paid (received) during the period for
      income taxes.....................................      $    37              $ 277          $  (179)   $   135
    Assumption of liabilities by The Travelers
      Insurance Company................................      $    --              $   4          $    --    $    --
                                                             =======              =====          =======    =======

    See Note 1 for purchase accounting adjustment.

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS LIFE AND ANNUITY COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Life and Annuity Company ("TLAC," together with its subsidiaries, the "Company") and other affiliated entities, including the Company's parent, The Travelers Insurance Company ("TIC"), and substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $314 million, net of the related deferred tax assets of $110 million, for a net change of $204 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $23 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $227 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

price attributed to the Company was decreased by $208 million resulting in an increase in goodwill of $19 million.

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                   SUCCESSOR
                                                                   ---------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                 (IN MILLIONS)
TOTAL PURCHASE PRICE:.......................................             $11,966
  Purchase price attributed to other affiliates.............              10,238
                                                                         -------
  Purchase price attributed to the Company..................               1,728
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS...............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturities available-for-sale.......................       (4)
  Mortgage loans on real estate.............................        7
  Real estate and real estate joint ventures
     held-for-investment....................................       (1)
  Other limited partnership interests.......................        3
  Other invested assets.....................................      (10)
  Premiums and other receivables............................      (47)
  Elimination of historical deferred policy acquisition
     costs..................................................   (1,622)
  Value of business acquired................................    1,676
  Value of distribution agreements acquired.................        8
  Net deferred income tax asset.............................      261
  Other assets..............................................        5
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits....................................     (292)
  Policyholder account balances.............................     (464)
  Other liabilities.........................................      (69)
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED...               1,485
                                                                         -------
GOODWILL RESULTING FROM THE ACQUISITION.....................             $   243
                                                                         =======

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................        $ 6,135
Equity securities available-for-sale........................             35
Mortgage loans on real estate...............................            277
Policy loans................................................             36
Other limited partnership interests.........................             80
Short-term investments......................................            188
Other invested assets.......................................            332
                                                                    -------
  Total investments.........................................          7,083
Cash and cash equivalents...................................             85
Accrued investment income...................................             80
Premiums and other receivables..............................            175
Value of business acquired..................................          1,676
Goodwill....................................................            243
Other intangible assets.....................................              8
Deferred tax asset..........................................            100
Other assets................................................              6
Separate account assets.....................................         11,617
                                                                    -------
  Total assets acquired.....................................         21,073
                                                                    -------

LIABILITIES:
Future policy benefits......................................          1,728
Policyholder account balances...............................          5,684
Other policyholder funds....................................             15
Current income taxes payable................................             37
Other liabilities...........................................            264
Separate account liabilities................................         11,617
                                                                    -------
  Total liabilities assumed.................................         19,345
                                                                    -------
  Net assets acquired.......................................        $ 1,728
                                                                    =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired and distribution agreements acquired are as follows:

                                                            SUCCESSOR
                                                          -------------    WEIGHTED AVERAGE
                                                          JULY 1, 2005    AMORTIZATION PERIOD
                                                          -------------   -------------------
                                                          (IN MILLIONS)
Value of business acquired.............................      $1,676            16 years
Value of distribution agreements acquired..............           8            16 years
                                                             ------
  Total value of intangible assets acquired, excluding
     goodwill..........................................      $1,684            16 years
                                                             ======

     The estimated future amortization of the value of business acquired and distribution agreements from 2006 to 2010 is as follows:

                                                               (IN MILLIONS)
2006........................................................       $180
2007........................................................       $171
2008........................................................       $159
2009........................................................       $148
2010........................................................       $133

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TLAC is a Connecticut corporation incorporated in 1973. As described more fully in Note 1, TLAC is a wholly-owned subsidiary of TIC. On July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers annuities and life insurance to individuals and small businesses.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) securities partnerships that were previously reported in other invested assets are now reported in other limited partnership interests; (iii) reinsurance recoverables are now reported in premiums and other receivables; (iv) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (v) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (vi) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (vii) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawal benefits were reclassified from cash flows from financing activities to cash flows from operating activities.

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage loans on real estate and other limited partnerships, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in " -- Summary of Critical Accounting Estimates -- Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments.

     Prior to the Acquisition, the Company used the equity method of accounting for all other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company has the ability to enter into income generation and replication derivatives as permitted by its Derivatives Use Plan approved by the Connecticut Insurance Department (the "Department"). Freestanding derivatives are carried on the Company's consolidated balance sheet either as

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $83 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                   SUCCESSOR
                                                               -----------------
                                                               DECEMBER 31, 2005
                                                               -----------------
                                                                 (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................         $ --
Effect of push down accounting of MetLife's purchase price
  on TLAC's net assets acquired (See Note 1)................          243
                                                                     ----
BALANCE, BEGINNING OF PERIOD................................          243
Dispositions and other......................................           --
                                                                     ----
BALANCE, BEGINNING AND END OF PERIOD........................         $243
                                                                     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at December 31, 2005. The interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 8% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  PRODUCT LIABILITY CLASSIFICATION CHANGES RESULTING FROM THE ACQUISITION

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

  GUARANTEES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include surrender penalties collected at the time of a contract surrender and other miscellaneous charges related to annuity and universal life contracts recognized when received.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosure.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of less than $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a variable interest entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                               SUCCESSOR
                                              --------------------------------------------
                                                           DECEMBER 31, 2005
                                              --------------------------------------------
                                                             GROSS
                                               COST OR    UNREALIZED
                                              AMORTIZED   -----------   ESTIMATED    % OF
                                                COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                              ---------   ----   ----   ----------   -----
                                                         (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $2,808     $ 6    $ 70     $2,744      45.3%
Residential mortgage-backed securities......    1,021       1      17      1,005      16.6
Foreign corporate securities................      562       4      16        550       9.1
U.S. Treasury/agency securities.............      793       4       6        791      13.1
Commercial mortgage-backed securities.......      665       3       9        659      10.9
Asset-backed securities.....................      147      --       2        145       2.4
State and political subdivision
  securities................................       84      --       3         81       1.3
Foreign government securities...............       75       3       1         77       1.3
                                               ------     ---    ----     ------     -----
  Total bonds...............................    6,155      21     124      6,052     100.0
Redeemable preferred stocks.................        3      --      --          3        --
                                               ------     ---    ----     ------     -----
  Total fixed maturities....................   $6,158     $21    $124     $6,055     100.0%
                                               ======     ===    ====     ======     =====
Common stocks...............................   $    1     $ 1    $  1     $    1      25.0%
Non-redeemable preferred stocks.............        3      --      --          3      75.0
                                               ------     ---    ----     ------     -----
  Total equity securities...................   $    4     $ 1    $  1     $    4     100.0%
                                               ======     ===    ====     ======     =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               PREDECESSOR
                                              ---------------------------------------------
                                                            DECEMBER 31, 2004
                                              ---------------------------------------------
                                                             GROSS
                                               COST OR     UNREALIZED
                                              AMORTIZED   ------------   ESTIMATED    % OF
                                                COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                              ---------   ----   -----   ----------   -----
                                                          (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $3,373     $218   $  4      $3,587      57.3%
Residential mortgage-backed securities......      618       13     --         631      10.1
Foreign corporate securities................    1,180       71      2       1,249      19.9
U.S. Treasury/agency securities.............      154        9     --         163       2.6
Commercial mortgage-backed securities.......      288       11      1         298       4.8
Asset-backed securities.....................      192        1     --         193       3.1
State and political subdivision
  securities................................       57        8     --          65       1.0
Foreign government securities...............       63        6     --          69       1.1
                                               ------     ----   -----     ------     -----
  Total bonds...............................    5,925      337      7       6,255      99.9
Redeemable preferred stocks.................        4        2     --           6       0.1
                                               ------     ----   -----     ------     -----
  Total fixed maturities....................   $5,929     $339   $  7      $6,261     100.0%
                                               ======     ====   =====     ======     =====
Common stocks...............................   $   19     $  3   $ --      $   22      84.6%
Non-redeemable preferred stocks.............        4       --     --           4      15.4
                                               ------     ----   -----     ------     -----
  Total equity securities...................   $   23     $  3   $ --      $   26     100.0%
                                               ======     ====   =====     ======     =====

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................        $411                $629
Banking..............................................        $341                $457
Electric Utilities...................................        $278                $427
Capital Goods(2).....................................        $213                $329
Real Estate Investment Trust.........................        $207                $394
Finance Companies....................................        $203                $519
Basic Industry(3)....................................        $187                $243
Insurance............................................        $155                $291

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $395 million and $501 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($10) million and $42 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimated fair values of $2 million and $5 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($3) million and $1 million at December 31, 2005 and 2004, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $  347       $  346      $  263       $  269
Due after one year through five years.......    1,192        1,171       1,576        1,658
Due after five years through ten years......    1,577        1,534       2,335        2,482
Due after ten years.........................    1,206        1,192         653          724
                                               ------       ------      ------       ------
  Subtotal..................................    4,322        4,243       4,827        5,133
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    1,833        1,809       1,098        1,122
                                               ------       ------      ------       ------
  Subtotal..................................    6,155        6,052       5,925        6,255
Redeemable preferred stocks.................        3            3           4            6
                                               ------       ------      ------       ------
     Total fixed maturities.................   $6,158       $6,055      $5,929       $6,261
                                               ======       ======      ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $644 million and $235 million, respectively. Approximately 79% and 78% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $361 million and $396 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   ----   ------
                                                          (IN MILLIONS)
Proceeds.............................       $3,351              $212         $820   $1,665
Gross investment gains...............       $    3              $  9         $ 25   $   50
Gross investment losses..............       $  (54)             $(12)        $(25)  $  (52)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005 and June 30, 2005. Gross investment losses exclude writedowns recorded during the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $7 million and $11 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                      SUCCESSOR
                              ------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2005
                              ------------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS               THAN 12 MONTHS                     TOTAL
                              ----------------------------   ----------------------------   ----------------------------
                              ESTIMATED         GROSS        ESTIMATED         GROSS        ESTIMATED         GROSS
                              FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                              ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                                (DOLLARS IN MILLIONS)
U.S. corporate securities...    $2,307          $ 70           $  --           $  --          $2,307          $ 70
Residential mortgage-backed
  securities................       932            17              --              --             932            17
Foreign corporate
  securities................       422            16              --              --             422            16
U.S. Treasury/agency
  securities................       515             6              --              --             515             6
Commercial mortgage-backed
  securities................       352             9              --              --             352             9
Asset-backed securities.....        99             2              --              --              99             2
State and political
  subdivision securities....        74             3              --              --              74             3
Foreign government
  securities................        27             1              --              --              27             1
                                ------          ----           -----           -----          ------          ----
  Total bonds...............     4,728           124              --              --           4,728           124
Redeemable preferred
  stocks....................         1            --              --              --               1            --
                                ------          ----           -----           -----          ------          ----
  Total fixed maturities....    $4,729          $124           $  --           $  --          $4,729          $124
                                ======          ====           =====           =====          ======          ====
Equity securities...........    $    3          $  1           $  --           $  --          $    3          $  1
                                ======          ====           =====           =====          ======          ====
Total number of securities
  in an unrealized loss
  position..................     1,504                            --                           1,504
                                ======                         =====                          ======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                         ---------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                         ---------------------------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                              LESS THAN 12 MONTHS               THAN 12 MONTHS                       TOTAL
                         -----------------------------   -----------------------------   -----------------------------
                         ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED
                         FAIR VALUE         LOSS         FAIR VALUE         LOSS         FAIR VALUE         LOSS
                         ----------   ----------------   ----------   ----------------   ----------   ----------------
                                                             (DOLLARS IN MILLIONS)
U.S. corporate
  securities...........     $343           $   4            $10            $  --            $353            $ 4
Residential mortgage-
  backed securities....       52              --             --               --              52             --
Foreign corporate
  securities...........      141               1             24                1             165              2
U.S. Treasury/agency
  securities...........        5              --             --               --               5             --
Commercial mortgage-
  backed securities....       51               1             --               --              51              1
Asset-backed
  securities...........       65              --              5               --              70             --
Foreign government
  securities...........        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total bonds..........      658               6             39                1             697              7
Redeemable preferred
  stocks...............        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total fixed
     maturities........     $659           $   6            $39            $   1            $698            $ 7
                            ====           =====            ===            =====            ====            ===
Equity securities......     $  1           $  --            $ 3            $  --            $  4            $--
                            ====           =====            ===            =====            ====            ===
Total number of
  securities in an
  unrealized loss
  position.............      242                             27                              269
                            ====                            ===                             ====

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                 SUCCESSOR
                         ------------------------------------------------------------------------------------------
                                                             DECEMBER 31, 2005
                         ------------------------------------------------------------------------------------------
                           COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ------------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%    20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   --------------
                                                           (DOLLARS IN MILLIONS)
Less than six months...     $4,843           $14           $ 119           $6            1,480             24
                            ------           ---           -----           --            -----             --
  Total................     $4,843           $14           $ 119           $6            1,480             24
                            ======           ===           =====           ==            =====             ==

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                PREDECESSOR
                                        ------------------------------------------------------------
                                                             DECEMBER 31, 2004
                                        ------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED        NUMBER OF
                                               COST                LOSSES             SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                           (DOLLARS IN MILLIONS)
Less than six months..................    $506       $ --      $   3      $ --       182        --
Six months or greater but less than
  nine months.........................     134         --          2        --        47        --
Nine months or greater but less than
  twelve months.......................      26         --          1        --        13        --
Twelve months or greater..............      43         --          1        --        27        --
                                          ----       ----      -----      ----       ---       ---
  Total...............................    $709       $ --      $   7      $ --       269        --
                                          ====       ====      =====      ====       ===       ===

     As of December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. There were no securities on loan under the program at December 31, 2005. Securities with a cost or amortized cost of $105 million and an estimated fair value of $109 million were on loan under the program at December 31, 2004. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was not liable for any cash collateral under its control at December 31, 2005. The Company was liable for cash collateral under its control of $114 million at December 31, 2004. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

no security collateral on deposit from customers at December 31, 2005 in connection with securities lending transactions. In connection with securities lending transactions, there was security collateral of $24 million on deposit from customers at December 31, 2004. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million both at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005 and 2004.

  MORTGAGE LOANS ON REAL ESTATE

     At December 31, 2005 and 2004, the Company's mortgage loans on real estate consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage loans on real estate...............        $258                $209
Underperforming mortgage loans on real estate.......          --                   3
                                                            ----                ----
  Total mortgage loans on real estate...............        $258                $212
                                                            ====                ====

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 27%, 16%, and 16% of the properties were located in California, New York and Maryland, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities.......................        $155               $185         $341    $310
Equity securities......................          --                 --            2       8
Mortgage loans on real estate..........           8                  9           18      11
Policy loans...........................          --                  1            1       1
Other limited partnership interests....           2                 27           28      24
Cash, cash equivalents and short-term
  investments..........................           5                  4            5       7
Other..................................          --                 --           --       1
                                               ----               ----         ----    ----
  Total................................        $170               $226         $395    $362
Less: Investment expenses..............           3                  3            6       6
                                               ----               ----         ----    ----
  Net investment income................        $167               $223         $389    $356
                                               ====               ====         ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities(1)....................        $(51)              $(5)          $(6)   $(14)
Equity securities......................          --                 2            (1)      1
Mortgage loans on real estate..........          (1)               --            --      (1)
Derivatives............................          18                (3)           21       8
Other..................................          (1)               --             3      (1)
                                               ----               ---           ---    ----
  Net investment gains (losses)........        $(35)              $(6)          $17    $ (7)
                                               ====               ===           ===    ====

---------------

(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                              SUCCESSOR                 PREDECESSOR
                                           ----------------   --------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                             DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                           ----------------   ----------------   -------------
                                                 2005               2005         2004    2003
                                           ----------------   ----------------   -----   -----
                                                              (IN MILLIONS)
Fixed maturities.........................       $(103)             $ 319         $ 332   $ 323
Equity securities........................          --                  3             3      --
Derivatives..............................          --                 --             2      10
Other....................................          (6)                 4            --      (2)
                                                -----              -----         -----   -----
  Total..................................        (109)               326           337     331
Amounts allocated from DAC and VOBA......          45                 --            --      --
Deferred income taxes....................          22               (114)         (118)   (116)
                                                -----              -----         -----   -----
     Net unrealized investment gains
       (losses)..........................       $ (42)             $ 212         $ 219   $ 215
                                                =====              =====         =====   =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) were as follows:

                                                SUCCESSOR                 PREDECESSOR
                                             ----------------   --------------------------------
                                             SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                             ----------------   ----------------   -------------
                                                   2005               2005         2004    2003
                                             ----------------   ----------------   -----   -----
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD............       $ 212               $219         $215    $ 95
Effect of purchase accounting push down
  (See Note 1).............................        (212)                --           --      --
                                                  -----               ----         ----    ----
BALANCE, BEGINNING OF PERIOD...............          --                219          215      95
Unrealized investment gains (losses) during
  the period...............................        (109)               (10)           6     184
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA.............................          45                 --           --      --
  Deferred income taxes....................          22                  3           (2)    (64)
                                                  -----               ----         ----    ----
BALANCE, END OF PERIOD.....................       $ (42)              $212         $219    $215
                                                  =====               ====         ====    ====

Net change in unrealized investment gains
  (losses).................................       $ (42)              $ (7)        $  4    $120
                                                  =====               ====         ====    ====

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              -----------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              -----------------------
                                                                            MAXIMUM
                                                                TOTAL     EXPOSURE TO
                                                              ASSETS(1)     LOSS(2)
                                                              ---------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................    $347          $6
                                                                ----          --
  Total.....................................................    $347          $6
                                                                ====          ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $1,069     $202        $ 2         $200      $  4        $ 1
Financial futures...............       64        1          1          168        --         --
Foreign currency swaps..........       31       --          7           29        --         10
Foreign currency forwards.......        8       --         --            3        --         --
Options.........................       --      115          3           --       135         --
Financial forwards..............       --       --          2           --        --          2
Credit default swaps............        4       --         --            9        --         --
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 413 and 164 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 36,500 and 72,900 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,058,300 and 881,350 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                           SUCCESSOR
                               -----------------------------------------------------------------
                                                        REMAINING LIFE
                               -----------------------------------------------------------------
                                          AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR      THROUGH           THROUGH          AFTER
                               OR LESS      FIVE YEARS        TEN YEARS       TEN YEARS   TOTAL
                               --------   --------------   ----------------   ---------   ------
                                                         (IN MILLIONS)
Interest rate swaps..........    $ 33          $286              $750           $  --     $1,069
Financial futures............      64            --                --              --         64
Foreign currency swaps.......      --             9                22              --         31
Foreign currency forwards....       8            --                --              --          8
Credit default swaps.........      --             2                 2              --          4
                                 ----          ----              ----           -----     ------
  Total......................    $105          $297              $774           $  --     $1,176
                                 ====          ====              ====           =====     ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--         $129      $ --        $--
Cash flow.......................       --       --         --          126         3         10
Non-qualifying..................    1,176      318         15          154       136          3
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   --------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   -------------
                                                2005               2005         2004    2003
                                          ----------------   ----------------   -----   -----
                                                             (IN MILLIONS)
Changes in the fair value of
  derivatives...........................       $  --               $--           $(3)    $--
Changes in the fair value of the items
  hedged................................          --                (1)           (1)     (3)
                                               -----               ---           ---     ---
Net ineffectiveness of fair value
  hedging activities....................       $  --               $(1)          $(4)    $(3)
                                               =====               ===           ===     ===

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($1) million, ($4) million, and ($3) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD................       $  --               $ 2          $ 10    $ 13
Effect of purchase accounting push down (See
  Note 1)......................................          --                --            --      --
                                                      -----               ---          ----    ----
BALANCE, BEGINNING OF PERIOD...................          --                 2            10      13
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges.............................          --                (3)          (14)    (11)
Amounts reclassified to net investment
  income.......................................          --                 1             6       8
                                                      -----               ---          ----    ----
BALANCE, END OF PERIOD.........................       $  --               $--          $  2    $ 10
                                                      =====               ===          ====    ====

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $9 million, $9 million, ($20) million and ($64) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $22 million and $72 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2004 were gains (losses) of $23 million, ($2) million, and $19 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $108 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $22 million and $8 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                              DAC      VOBA    TOTAL
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)...................  $1,064   $   13   $1,077
  Capitalization...........................................     351       --      351
  Less: amortization.......................................     136        1      137
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR).................   1,279       12    1,291
  Capitalization...........................................     469       --      469
  Less: amortization.......................................     226        1      227
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR).................   1,522       11    1,533
  Capitalization...........................................     222       --      222
  Less: amortization.......................................     132        1      133
                                                             ------   ------   ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR).....................   1,612       10    1,622
  Effect of purchase accounting push down (See Note 1).....  (1,612)   1,666       54
                                                             ------   ------   ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)........................      --    1,676    1,676
                                                             ------   ------   ------
Capitalization.............................................     164       --      164
                                                             ------   ------   ------
Less: amortization related to:
  Net investment gains (losses)............................      (3)      (7)     (10)
  Unrealized investment gains (losses).....................     (17)     (28)     (45)
  Other expenses...........................................      12      106      118
                                                             ------   ------   ------
     Total amortization....................................      (8)      71       63
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)...................  $  172   $1,605   $1,777
                                                             ======   ======   ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $179 million in 2006, $170 million in 2007, $158 million in 2008, $147 million in 2009 and $132 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS

     Changes in value of distribution agreements ("VODA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                               (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................        $--
Effect of purchase accounting push down (See Note 1)........          8
Amortization................................................         --
                                                                    ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................          8
Capitalization..............................................         --
Amortization................................................         --
                                                                    ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................        $ 8
                                                                    ===

     The estimated future amortization expense of the VODA is $1 million per year for each of the years from 2006 to 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 36               $25              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (36)               --               --
                                                ----               ---              ---
BALANCE, BEGINNING OF PERIOD............          --                25               --
Capitalization..........................           8                12               25
Amortization............................          --                (1)              --
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $  8               $36              $25
                                                ====               ===              ===

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                             SUCCESSOR                       PREDECESSOR
                                   ------------------------------   ------------------------------
                                         DECEMBER 31, 2005                DECEMBER 31, 2004
                                   ------------------------------   ------------------------------
                                       IN THE            AT             IN THE            AT
                                   EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                   --------------   -------------   --------------   -------------
                                                        (DOLLARS IN MILLIONS)

ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value (general and
     separate account)...........      $14,507           N/A           $14,293            N/A
  Net amount at risk.............      $   569(1)        N/A(2)        $   727(1)         N/A(2)
  Average attained age of
     contractholders.............     63 years           N/A          63 years            N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                   SUCCESSOR                PREDECESSOR
                                            -----------------------   -----------------------
                                               DECEMBER 31, 2005         DECEMBER 31, 2004
                                            -----------------------   -----------------------
                                            SECONDARY     PAID UP     SECONDARY     PAID UP
                                            GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                            ----------   ----------   ----------   ----------
                                                          (DOLLARS IN MILLIONS)
Account value (general and separate
  account)................................    $ 1,694       N/A         $ 1,088       N/A
Net amount at risk........................    $21,719(1)    N/A(1)      $12,823(1)    N/A(1)
Average attained age of policyholders.....   57 years       N/A        58 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for each of the years ended December 31, 2004 and 2003.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Mutual Fund Groupings
  Equity............................................       $ 9,055             $ 8,282
  Bond..............................................         1,055                 989
  Balanced..........................................         1,261               1,509
  Money Market......................................           286                 319
  Specialty.........................................           218                 254
                                                           -------             -------
     TOTAL..........................................       $11,875             $11,353
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12,179 million and $11,631 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk. There are no separate accounts for which the Company contractually guarantees either a minimum return or account value at December 31, 2005 and 2004.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $95 million, $200 million and $127 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $48.6 billion and $44.3 billion at December 31, 2005 and 2004, respectively. The Company evaluates its

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed as a pure captive insurer in order to permit TLAC and TIC to cede 100% of their risk associated with the secondary death benefit guarantee rider on certain universal life contracts. As part of the Acquisition TLARC became a direct subsidiary of MetLife. See Note 13.

     Total variable annuity account balances with GMDB riders were $14.5 billion, of which $4.7 billion, or 33%, was reinsured, and $11.1 billion, of which $4.8 billion, or 43%, is reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totals $569 million, of which $525 million, or 92%, is reinsured and $727 million, of which $670 million, or 90%, is reinsured at December 31, 2005 and 2004, respectively.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Direct premiums earned.................        $ 41               $ 39         $ 74    $ 66
Reinsurance assumed....................          --                 --           --      --
Reinsurance ceded......................         (24)               (19)         (34)    (25)
                                               ----               ----         ----    ----
Net premiums earned....................        $ 17               $ 20         $ 40    $ 41
                                               ====               ====         ====    ====
Reinsurance recoverables netted against
  policyholder benefits................        $ 42               $ 61         $ 95    $ 75
                                               ====               ====         ====    ====

Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $77 million and $44 million at December 31, 2005 and 2004, respectively. Reinsurance premiums and ceded commissions payable included in other liabilities, were $12 million and $9 million at December 31, 2005 and 2004, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $(20)              $ 50         $ 96    $ 73
  Foreign..............................          --                 --           --       1
                                               ----               ----         ----    ----
                                                (20)                50           96      74
                                               ----               ----         ----    ----
Deferred:
  Federal..............................          32                (15)         (47)    (39)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 12               $ 35         $ 49    $ 35
                                               ====               ====         ====    ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $ 22               $39          $ 72    $ 54
Tax effect of:
  Tax exempt investment income.........         (10)               (4)          (15)    (11)
  Tax reserve release..................          --                --            (8)     (8)
                                               ----               ---          ----    ----
Provision for income taxes.............        $ 12               $35          $ 49    $ 35
                                               ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................        $ 580               $ 372
  Net unrealized investment losses..................           22                  --
  Capital loss carryforward.........................           17                  --
  Other.............................................            8                   7
                                                            -----               -----
  Total.............................................          627                 379
                                                            -----               -----
Deferred income tax liabilities:
  DAC and VOBA......................................         (525)               (426)
  Net unrealized investment gains...................           --                (118)
  Investments, net..................................          (12)                (13)
  Other.............................................           --                  (2)
                                                            -----               -----
  Total.............................................         (537)               (559)
                                                            -----               -----
Net deferred income tax asset (liability)...........        $  90               $(180)
                                                            =====               =====

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax assets will be realized.

     Capital loss carryforwards amount to $50 million at December 31, 2005 and will expire in 2010.

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its parent, TIC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company files a consolidated federal income tax return with Citigroup, and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement.") Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TLAC had $265 million payable to TIC at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $2 million. If the entire

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of less than $1 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. The Company and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present is not aware of any systemic problems with respect to such matters that have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $1 million at December 31, 2005 and December 31, 2004, respectively, and a related asset for premium tax offsets of $1 million at December 31, 2005, respectively, for future assessments in respect of currently impaired, insolvent or failed insurers. The related asset for premium tax offsets was insignificant at December 31, 2004 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $15 million and $20 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

GUARANTEES

     In the normal course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits.

     These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to contractual limitation, while in other cases such limitations are not specified or applicable. Therefore, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was insignificant for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TLAC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TLAC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TLAC through June 30, 2007 require prior approval of the Commissioner. TLAC did not pay dividends in 2005 or 2004.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, TIC.

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant asset not admitted by TLAC is the net deferred tax asset resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
Holding (losses) gains on investments arising
  during the period............................        $(89)              $(5)         $ 18    $183
Income tax effect of holding (losses) gains....          31                 1            (6)    (64)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.......................         (32)                3             6      14
  Amortization of premiums and accretion of
     discounts associated with investments.....          12                (8)          (18)    (13)
  Income tax effect of reclassification
     adjustments...............................           7                 2             4      --
                                                       ----               ---          ----    ----
     Total reclassification adjustments........         (13)               (3)           (8)      1
Allocation of holding loss on investments
  relating to other policyholder amounts.......          45                --            --      --
Income tax effect of allocation of holding
  loss.........................................         (16)               --            --      --
                                                       ----               ---          ----    ----
     Other comprehensive income (losses).......        $(42)              $(7)         $  4    $120
                                                       ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                                                              YEARS ENDED
                                       SIX MONTHS ENDED   SIX MONTHS ENDED   DECEMBER 31,
                                         DECEMBER 31,         JUNE 30,       -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  27              $  19         $  45   $  34
Commissions..........................         156                180           373     298
Amortization of DAC and VOBA.........         108                133           227     137
Capitalization of DAC................        (164)              (222)         (469)   (351)
Rent, net of sublease income.........           2                  1             4       3
Other................................          36                 73           123      64
                                            -----              -----         -----   -----
     Total other expenses............       $ 165              $ 184         $ 303   $ 185
                                            =====              =====         =====   =====

12.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities..........................................              $6,055      $6,055
  Equity securities.........................................              $    4      $    4
  Mortgage loans on real estate.............................              $  258      $  258
  Policy loans..............................................              $   37      $   37
  Short-term investments....................................              $   57      $   57
  Cash and cash equivalents.................................              $  233      $  233
  Mortgage loan commitments.................................    $20       $   --      $   --
  Commitments to fund partnership investments...............    $15       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,195      $2,982
  Payables for collateral under securities loaned and other
     transactions...........................................              $  108      $  108

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities..........................................              $6,261      $6,261
  Equity securities.........................................              $   26      $   26
  Mortgage loans on real estate.............................              $  212      $  221
  Policy loans..............................................              $   32      $   32
  Short-term investments....................................              $  420      $  420
  Cash and cash equivalents.................................              $    1      $    1
  Mortgage loan commitments.................................    $26       $   --      $   --
  Commitments to fund partnership investments...............    $20       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,458      $3,519
  Payables for collateral under securities loaned and other
     transactions...........................................              $  208      $  208

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     TIC, TLAC's parent, handles all banking functions including payment of expenses for TLAC.

     In December 2004, TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $40 million. Fees associated with this contract, included within other expenses, were $12 million and $22 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate, subsequent to the Acquisition Date. Reinsurance recoverables under these agreements with RGA were $33 million and $17 million at December 31, 2005 and 2004, respectively. Ceded premiums, universal life fees and benefits were $2 million, $19 million and $36 million, respectively, for the six months ended December 31, 2005 and $3 million, $7 million and $5 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, TLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of $(1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, TLAC sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets Inc., in the amount of $38 million at December 31, 2004.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid TIC an insignificant amount for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003 for these services.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004, the pool totaled approximately $4.1 billion of which the Company's share amounted to $384 million and is included in short-term investments on the balance sheet.

     In the ordinary course of business, the Company distributes fixed and variable annuity products through its affiliate Smith Barney ("SB"). Premiums and deposits related to these products were $506 million and $707 million in 2004 and 2003, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $108 million and $88 million in 2004 and 2003, respectively. Commissions and fees paid to SB were $50 million and $57 million in 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also distributes deferred annuity products through its affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries,"CitiStreet") and Citibank, N.A. ("Citibank").

     Deposits received from PFS were $636 million and $628 million in 2004 and 2003, respectively. Commissions and fees paid to PFS were $48 million and $52 million, in 2004 and 2003, respectively.

     Deposits received from CitiStreet were $116 million and $82 million in 2004 and 2003, respectively. Related commissions and fees paid to CitiStreet were $3 million and $2 million in 2004 and 2003, respectively.

     Deposits received from Citibank were $112 million and $162 million in 2004 and 2003, respectively. Commissions and fees paid to Citibank were $13 million and $12 million in 2004 and 2003, respectively.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004 and 2003.

14.  SUBSEQUENT EVENT

     On February 14, 2006, TLAC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company (the "Charter Amendment"). The Charter Amendment changes the name of TLAC to "MetLife Life and Annuity Company of Connecticut" and is effective on May 1, 2006.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005
                                 (IN MILLIONS)

                                                                SUCCESSOR
                                             ------------------------------------------------
                                                  COST OR                        AMOUNT AT
                                                 AMORTIZED        ESTIMATED    WHICH SHOWN ON
                                                  COST(1)         FAIR VALUE   BALANCE SHEET
                                                 ---------        ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities.......        $  793           $  791         $  791
     State and political subdivision
       securities..........................            84               81             81
     Foreign government securities.........            75               77             77
     Public utilities......................           199              197            197
     All other corporate bonds.............         3,171            3,097          3,097
  Residential and commercial
     mortgage-backed, and other
     asset-backed securities...............         1,833            1,809          1,809
  Redeemable preferred stock...............             3                3              3
                                                   ------           ------         ------
     Total fixed maturities................         6,158           $6,055          6,055
                                                   ------           ======         ------
Equity Securities:
  Common stocks:
     Industrial, miscellaneous and all
       other...............................             1           $    1              1
  Non-redeemable preferred stocks..........             3                3              3
                                                   ------           ------         ------
     Total equity securities...............             4           $    4              4
                                                   ------           ======         ------
Mortgage loans on real estate..............           258                             258
Policy loans...............................            37                              37
Other limited partnership interests........            73                              73
Short-term investments.....................            57                              57
Other invested assets......................           333                             333
                                                   ------                          ------
     Total investments.....................        $6,920                          $6,817
                                                   ======                          ======

---------------

(1) Cost for fixed maturities and mortgage loans on real estate represent original cost reduced by repayments, net valuation allowances and write-downs from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by write-downs from other-than-temporary declines in value; and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND
                        DECEMBER 31, 2004 (PREDECESSOR)
                                 (IN MILLIONS)

                                                                       FUTURE
                                                                       POLICY
                                                                    BENEFITS AND
                                                            DAC        OTHER       POLICYHOLDER
                                                            AND     POLICYHOLDER     ACCOUNT       UNEARNED
                                                            VOBA       FUNDS         BALANCES     REVENUE(1)
                                                            -----   ------------   ------------   ----------
As of December 31, 2005 (SUCCESSOR)......................  $1,777      $1,808         $5,688         $18
                                                           ======      ======         ======         ===
As of December 31, 2004 (PREDECESSOR)....................  $1,533      $1,079         $5,227         $42
                                                           ======      ======         ======         ===

---------------

(1) Amounts are included in the other policyholder funds column for successor and included in other liabilities for predecessor.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                          SCHEDULE III -- (CONTINUED)

           FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR) AND
                        JUNE 30, 2005 (PREDECESSOR) AND
          FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)
                                 (IN MILLIONS)

                                       PREMIUM                  POLICYHOLDER
                                       REVENUES                   BENEFITS     AMORTIZATION OF                PREMIUMS
                                         AND          NET           AND         DAC AND VOBA       OTHER      WRITTEN
                                        POLICY    INVESTMENT      INTEREST       CHARGED TO      OPERATING   (EXCLUDING
                                         FEES       INCOME        CREDITED     OTHER EXPENSES    EXPENSES      LIFE)
                                         ------   -----------   ------------   ---------------   ---------   ----------
For the six months ended December 31,
  2005 (SUCCESSOR)...................    $250        $167           $166            $108            $57        $  --
                                         ====        ====           ====            ====            ===        =====
For the six months ended June 30,
  2005 (PREDECESSOR).................    $241        $223           $175            $133            $51        $   4
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2004
  (PREDECESSOR)......................    $411        $389           $326            $227            $76        $   6
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2003
  (PREDECESSOR)......................    $278        $356           $307            $137            $48        $   4
                                         ====        ====           ====            ====            ===        =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
        AND JUNE 30, 2005 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                                      % AMOUNT
                                                               GROSS                          NET     ASSUMED
                                                              AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                              -------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
  (SUCCESSOR)
Life insurance in-force.....................................  $63,023   $48,618    $ --     $14,405       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    41   $    24    $ --     $    17       --%
                                                              =======   =======    ====     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (PREDECESSOR)
Life insurance premium......................................  $    39   $    19    $ --     $    20       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2004 (PREDECESSOR)
Life insurance in-force.....................................  $54,886   $44,286    $ --     $10,600       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    74   $    34    $ --     $    40       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2003 (PREDECESSOR)
Life insurance in-force.....................................  $43,671   $34,973    $ --     $ 8,698       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    66   $    25    $ --     $    41       --%
                                                              =======   =======    ====     =======

                                    PRIMELITE
                                  PRIMELITE II


                       STATEMENT OF ADDITIONAL INFORMATION


           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    ISSUED BY


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MLAC-Book-37                                                           May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


            (1)   Statement of Assets and Liabilities as of December 31, 2005

            (2)   Statement of Operations for the year ended December 31, 2005

            (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

            (4)   Statement of Investments as of December 31, 2005

            (5)   Notes to Financial Statements


      The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:


            (1) Statements of Income for the years ended December 31, 2005, 2004 and 2003

            (2)   Balance Sheets as of December 31, 2005 and 2004

            (3) Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003

            (4) Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

            (5)   Notes to Financial Statements

            (6)   Financial Statement Schedules


(b)   Exhibits

EXHIBIT
 NUMBER      DESCRIPTION
-------      -----------
  1.         Resolution of The Travelers Life and Annuity Company Board of
             Directors authorizing the establishment of the Registrant.
             (Incorporated herein by reference to Exhibit 1 to the
             Registration Statement on Form N-4, File No. 333-32581, filed
             July 31, 1997.)

  2.         Not Applicable.

  3(a)       Distribution and Principal Underwriting Agreement among the
             Registrant, The Travelers Life and Annuity Company and
             Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4,
             File No. 333-58809 filed February 26, 2001.)


  3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The
             Travelers Fund ABD for Variable Annuities to the Registration
             Statement on Form N-4, File No. 033-65343 filed April 6,
             2006.)


  4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the
             Registration Statement on Form N-4, File No. 333-72336, filed
             January 23, 2002.)


  4(b).      Company Name Change Endorsement The Travelers Life and Annuity
             Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities
             Registration Statement on Form N-4, File No. 033-65339 filed on April 7, 2006.)


  5(a). Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on
             Form N-4, File No. 333-32581, filed November 4,

             1997.)

  5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to
             The Travelers Fund ABD for Variable Annuities to the
             Registration Statement on Form N-4, File No. 033-65343 filed
             April 6, 2006.)

  6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No.
             33-58131, filed via Edgar on March 17, 1995.)

  6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File
             No. 33-58131, filed via Edgar on March 17, 1995.)

  6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Life and Annuity Company effective
             May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD
             II for Variable Annuities Registration Statement on Form N-4,
             File No. 033-65339 filed April 7, 2006.)

  7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the
             Registration Statement on Form N-4, File No. 333-65942 filed
             April 15, 2003.)

  8(a). Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778 filed April 21, 2005.)

  8(b).      Participation Agreement Among Metropolitan Series Fund, Inc.,
             MetLife Advisers, LLC, Metropolitan Life Insurance Company,
             The Travelers Insurance Company and The Travelers Life and
             Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
             Amendment No. 14 to The Travelers Fund ABD for Variable
             Annuities Registration Statement on Form N-4, File No.
             033-65343 filed April 6, 2006.)

  8(c).      Participation Agreement Among Met Investors Series Trust, Met
             Investors Advisory, LLC, MetLife Investors Distribution
             Company, The Travelers Insurance Company and The Travelers
             Life and Annuity Company effective November 1, 2005.
             (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities Registration Statement on Form N-4, File
             No. 033-65343 filed April 6, 2006.)

  9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement on
             Form N-4, File No. 333-72336, filed January 23, 2002.)

 10(a)       Consent of KPMG LLP, Independent Registered Public Accounting
             Firm. Filed herewith.

 10(b)       Consent of Deloitte & Touche LLP, Independent Registered
             Public Accounting Firm. Filed herewith.

 11.         Not applicable.

 12.         Not applicable.

 15.         Power of Attorney authorizing Michele H. Abate, Thomas S.
             Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
             Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer,
             Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
             Jr. (Incorporated herein by reference to Post-Effective
             Amendment No. 8 to the TLAC Variable Annuity Separate Account
             2002 Registration Statement on Form N-4, File No.333-100434, filed September 19, 2005.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
      The Travelers Life and Annuity Company
      One Cityplace
      Hartford, CT 06103-3415



NAME AND PRINCIPAL                              POSITIONS AND OFFICES
BUSINESS ADDRESS                                WITH INSURANCE COMPANY
--------------------------                      ---------------------------------------------------------
C. Robert Henrikson                             Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                           Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                                   Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                             Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                               Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                                   Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                              Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                                Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                        Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                                Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                           Senior Vice President and Treasurer
One MetLife Plaza

27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                                   Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                                 Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                                Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                             Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                               Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis                                 Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                                Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                               Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                                 Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                                  Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                               Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                               Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                                  Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                               Vice President
185 Asylum Street
Hartford, CT 06103
Jonathan L. Rosenthal                           Vice President and Chief Hedging Officer

10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                                Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                                    Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                              Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                               Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Life and Annuity Company under Connecticut insurance law. The Depositor is an indirectly wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 16,407 qualified contracts and 15,964 non-qualified contracts of PrimElite II offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant)


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.



NAME AND PRINCIPAL                                 POSITIONS AND OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
--------------------------------                   ----------------------------------------------------
Leslie Sutherland                                  President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                               Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                   Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                               Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                                Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                    Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                                 Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Robert H. Petersen                                 Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor

Iselin, NJ 08830
Deron J. Richens                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                      Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                   Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                   Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                              Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                                 Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                   Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                                 Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



             (1)                      (2)              (3)            (4)             (5)
                               Net Underwriting    Compensation
     Name of Principal          Discounts and           On          Brokerage        Other
        Underwriter              Commissions        Redemption     Commissions    Compensation
--------------------------    -----------------    ------------    -----------    ------------
Travelers Distribution LLC     $94,264,724              $0             $0              $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Life and Annuity Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 7th day of April, 2006.

           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                                     By: /s/ HUGH C. MCHAFFIE
                                         ---------------------------------------
                                         Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April, 2006.

*C. ROBERT HENRIKSON                 Director, Chairman, President and Chief
----------------------------------   Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI
----------------------------------
(Stanley J. Talbi)                   Senior Vice President and Chief Financial
                                     Officer

*JOSEPH J. PROCHASKA, JR.            Senior Vice President and Chief Accounting
----------------------------------   Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.               Director
----------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                       Director
----------------------------------
(Lisa M. Weber)

By: /s/ Michele H. Abate
    ----------------------------------
    Michele H. Abate, Attorney-in-Fact

* The Travelers Life and Annuity Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.

                                  EXHIBIT INDEX

10(a)    Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.